                          BARR ROSENBERG SERIES Trust
              ----------------------------------------------------

                                  JAPAN SERIES
                              MARKET NEUTRAL FUND
                            DOUBLE ALPHA MARKET FUND
                        U.S. SMALL CAPITALIZATION SERIES
                   INTERNATIONAL SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

                                                                October 27, 1998
Dear Fellow Shareholder:

     During the last six months, turmoil has swept through foreign economies and has more recently visited U.S. financial markets. It is evident that the financial markets are in the midst of a very turbulent period. Over the longer term, the current uncertainty and volatility will, if history is any guide, create some very attractive situations for patient investors. Performance for the Funds during this period was mixed. The six-month returns for the U.S. Small Capitalization Fund and the International Small Capitalization Fund were slightly better than the Funds' benchmarks while the returns for the same period for the Japan Fund and the Market Neutral Fund were slightly below their benchmarks(1). Please see the Financial Highlights for performance information. The Barr Rosenberg Mutual Funds are designed to provide investors with a disciplined approach to investing in complex investment environments.

     The Funds continued to benefit from positive coverage in the financial press including stories in Bloomberg Personal Finance, Business Week, Dow Jones Asset Management, Dow Jones Investment Advisor, Financial Planning, Forbes, Fortune, Institutional Investor, Investment News, Investor's Business Daily, Kiplinger's Personal Finance, the Los Angeles Times, MAR/Hedge, Money, Mutual Funds, No-Load Fund Analyst, Pension Management, Pensions & Investments, the San Francisco Business Times, The Journal of Portfolio Management, The New York Times and The Wall Street Journal as well on Fox News and the Internet.

     During July we announced that we would close the U.S. Small Capitalization Fund effective January 1, 1999. 401(k) plans will be able to invest until June 30, 1999. For additional information, please see page 30 of the U.S. Small Capitalization Series Prospectus dated July 29, 1998.

     The web site (www.riem.com) has a new look. Navigation through the web site has been streamlined, and the information structure has been better defined. The contact forms have been revised so that your request will go directly to the person responsible for responding. We hope that you find the web site more user friendly and optically pleasing. You can also obtain information about the Funds by calling (800) 447-3332 and following the voice prompts.

     We appreciate the confidence and trust you have demonstrated with your investments in The Barr Rosenberg Mutual Funds. All of us are sincerely committed to making your investment experience a successful one.

                                         Sincerely,

                                         /s/ Richard L. Saalfeld
                                         Richard L. Saalfeld

                                         President & CEO
                                         Barr Rosenberg Mutual Funds
---------------

(1)Past performance is no guarantee of future results.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

     Despite a strong showing in September, the U.S. small capitalization sector continued to trail the rest of the equity markets during the six months ended September 30, 1998. For the quarter ended September 30, 1998, the Russell 2000 Index(1) fell 20.15%, compared with a drop of 9.95% for the S&P 500 Index(2). During the last six months, the Russell 2000 Index has fallen 23.88% while the S&P 500 Index has declined 6.98%. The leadership of the larger capitalization stocks has been a persistent feature of the U.S. equity markets during the past several years.

     The Fund's relative overexposure to stocks with strong trailing price performance ("relative strength") helped performance during six months ended September 30, 1998. This boost to performance relative to the Russell 2000 Index was offset by other exposures that hurt performance, including a slightly lower dividend yield profile, somewhat less actively traded holdings ("trading activity") and a higher average book-to-price than the Russell 2000 Index. During the six months, the return associated with trading activity swung substantially. During August's market decline, the return associated with trading activity was strongly negative. That is, more actively traded stocks, other characteristics being equal(3), showed the worst returns. However, as the market rebounded in September, the trading activity return became strongly positive, boosting the returns of more actively traded stocks (again, other characteristics being equal(3)).

     Overall, the differences between the industry weightings of the Fund and the Russell 2000 Index hurt the performance of the Fund relative to the Russell 2000 during the last six months. Underexposure to the strong performing Telephone (2.6% below the Russell 2000 weight), Drugs (2.3% below) and Electric Utilities (1.4% below) industries negatively impacted the Fund's relative performance. On the positive side, the Fund's 3.5% overexposure to the relatively strong performing broad Service industry helped the Fund's performance relative to the Russell 2000 Index.

     It is important to note that the differences in risk factors and industry exposures between the Fund and the benchmark Russell 2000 Index are modest. In addition, these exposures are the result of our bottom-up stock selection models and not based on predictions of the returns for risk factors or industries. Over time, the return contribution from these exposures is expected to be small relative to the independent contribution from our stock selection.

     Small capitalization funds typically carry additional risks since smaller companies have experienced a greater degree of volatility than average.

     Past performance does not guarantee future results.

---------------

(1) The Russell 2000 is an unmanaged index of approximately 2000 small capitalization companies with market capitalization up to $2.5 billion.

(2) The S&P 500 is an unmanaged, broad-based index of 500 widely held common stocks.

(3) Other risk factors such as relative strength, dividend yield and book-to-price and industry exposures.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS -- 98.1%
              AIRCRAFT -- 0.1%
      9,400   Triumph Group, Inc.*.......  $    279,650
                                           ------------
              AIRLINES -- 0.6%
     35,000   AHL Services, Inc.*........     1,146,250
     69,000   Amtran, Inc.*..............     1,621,500
     29,100   Petroleum Helicopter,
                Inc......................       538,350
                                           ------------
                                              3,306,100
                                           ------------
              AUTOS -- 1.2%
     25,600   Amcast Industrial Corp.....       376,000
     85,300   Arvin Industries, Inc......     3,177,425
     18,700   Defiance, Inc..............       140,250
      1,000   Durakon Industries,
                Inc.*....................        10,750
     25,500   Excel Industries, Inc......       318,750
    110,000   Standard Products Co.......     1,925,000
      3,969   Supreme Industries,
                Inc.*....................        38,202
                                           ------------
                                              5,986,377
                                           ------------
              BANKING -- 8.7%
        100   ABC Bancorp................         1,256
     26,600   Ambanc Holding Company,
                Inc......................       345,800
      1,600   Ampal-American Israel
                Corp.*...................         6,400
      7,507   Arrow Financial Corp.......       215,826
     55,300   Astoria Financial Corp.....     2,329,512
      7,400   BancFirst Corp.............       270,100
      1,445   Bankatlantic Bancorp, Inc.,
                Class B..................        10,386
     49,100   Banknorth Group, Inc.......     1,436,175
      7,700   BNC Corp., Inc.*...........       100,100
     17,756   BOK Financial Corp.*.......       770,167
      1,785   Broad National Bancorp.....        31,684
     16,350   BSB Bancorp, Inc...........       454,734
      3,600   Cape Cod Bank & Trust
                Co.......................        62,100
     14,500   Carver Bancorp, Inc........       132,313
     12,200   Cathay Bancorp, Inc........       445,300
      4,200   CB Bancshares, Inc.........       130,200
     13,800   Central Co-Operative
                Bank.....................       272,550
     65,400   Citizens Banking Corp.
                Michigan.................     2,150,024
     22,695   Civic Bancorp*.............       295,035
      2,600   Columbia Bancorp...........        38,025
     30,300   Commercial Bank of New
                York.....................       496,163
     18,500   Community Bank System,
                Inc......................       528,406
     15,000   Community Financial Group,
                Inc......................       184,688
    100,900   Contifinancial Corp.*......       756,750
     46,900   Corus Bankshares, Inc......     1,594,599
      2,000   CPB, Inc...................        31,750
         57   CVB Financial Corp.........         1,243
     18,935   Downey Financial Corp......       450,890
        800   Equitable Federal Savings
                Bank*....................        19,600
      8,600   FFY Financial Corp.........       231,125

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              BANKING (CONTINUED)
      7,100   First Bancshares, Inc......  $     92,300
     56,400   First Citizens Bancshares,
                Inc., Class A............     5,301,599
      1,150   First Citizens Corp........        29,900
      3,675   First Colonial Group,
                Inc......................        98,306
      8,200   First Hawaiian, Inc........       278,800
      1,000   First Merchants Banking....        36,938
      1,050   First Mutual Savings Bank
                of Bellevue..............        15,750
     21,200   First Oak Brook Bank.......       418,700
      5,600   First State Bancorp........       106,050
    130,200   FirstBank Puerto Rico......     3,303,824
     22,400   FNB Rochester Corp.........       403,200
      1,049   Foothill Independent
                Bancorp*.................        12,588
        900   Fund American
                Enterprises..............       112,388
     71,760   GBC Bancorp of
                California...............     1,722,239
     19,700   Hawthorne Financial
                Corp.*...................       297,963
     24,400   HF Bancorp, Inc.*..........       390,400
      2,800   Hingham Institution for
                Savings..................        67,550
      1,875   Independent Bankshares,
                Inc......................        21,797
     54,300   JSB Financial, Inc.........     2,786,268
      3,900   Kankakee Bancorp, Inc......       103,838
      2,400   Lakeview Financial Corp....        54,900
      6,300   Letchworth Independent
                Bancshares Corp..........        95,288
      8,333   Mahaska Investment Co......       166,660
      8,533   Massbank Corp..............       324,254
      5,356   Mid-America Bancorp........       131,892
     16,800   National Bancorp of Alaska,
                Inc......................       550,200
      9,660   NBT Bancorp, Inc...........       222,180
      1,000   New Hampshire Thrift
                Bancshares, Inc..........        14,000
      3,100   Newmil Bancorp, Inc........        44,563
      2,000   NMBT Corp..................        37,500
     15,750   North County Bancorp*......       212,625
      6,300   Northrim Bank of Alaska....        90,563
      9,700   Pacific Bank N.A...........       421,950
      8,190   Premier National Bancorp,
                Inc......................       138,718
      5,300   Professional Bancorp,
                Inc......................        74,200
      2,690   PVF Capital Corp.*.........        31,271
     17,750   Quaker City Bancorp,
                Inc.*....................       270,688
     12,800   Redwood Empire Bancorp.....       209,600
      4,600   Reliance Bancorp, Inc......       129,950
     20,900   Resource Bancshares
                Mortgage Group, Inc......       370,975
      8,665   Royal Bancshares of
                Pennsylvania, Class A....       129,975
      2,500   Sandwich Bancorp, Inc......       143,750
     94,000   Silicon Valley
                Bancshares*..............     1,504,000

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              BANKING (CONTINUED)
      3,000   Skaneateles Bancorp,
                Inc......................  $     39,750
      2,900   Southwest Bancorp..........        79,750
     18,200   Sterling Bancorp...........       366,275
     26,000   Student Loan Corp..........     1,166,750
      7,600   Suffolk Bancorp............       222,300
      8,400   Sumitomo Bank of
                California...............       319,200
     79,000   UMB Financial Corp.........     3,747,562
    156,800   UST Corp...................     3,312,400
      3,000   Vermont Financial Services
                Corp.....................        64,500
      3,700   Westbank Corp..............        38,388
     16,400   WFS Financial, Inc.*.......        98,400
                                           ------------
                                             44,218,276
                                           ------------
              BUILDING -- 2.9%
     22,100   American Homestar Corp.*...       486,200
     70,500   American Residential
                Services, Inc.*..........       282,000
     44,900   AMREP Corp.*...............       345,169
     26,700   Beazer Homes USA, Inc.*....       550,688
      2,500   C.H. Heist Corp.*..........        16,875
      6,400   Champion Enterprises,
                Inc.*....................       148,800
      6,400   Crossmann Communities,
                Inc.*....................       128,800
     44,600   Dominion Homes, Inc.*......       468,300
     20,700   Granite Construction,
                Inc......................       609,356
      7,000   Hovnanian Enterprises,
                Inc., Class A*...........        65,625
      5,300   Insituform East, Inc.......        11,263
      8,200   Integrated Electrical
                Svcs., Inc.*.............       121,975
    105,500   Jacobs Engineering Group,
                Inc.*....................     3,270,499
     16,500   Liberty Homes, Inc., Class
                A........................       193,875
      6,200   M/I Schottenstein Homes,
                Inc......................       114,700
      5,000   Matrix Service Co.*........        23,438
     14,198   MYR Group, Inc.............       165,939
     27,500   Perini Corp.*..............       190,781
     36,700   Pulte Corp.................       901,444
     51,300   Skyline Corp...............     1,487,700
     92,800   Toll Brothers, Inc.*.......     2,128,600
    255,800   Walter Industries, Inc.*...     3,181,512
      7,600   Washington Homes, Inc.*....        38,475
                                           ------------
                                             14,932,014
                                           ------------
              CHEMICALS -- 1.1%
     15,700   American Vanguard, Inc.....        74,575
     59,900   Bairnco Corp...............       333,194
      8,900   Detrex Corp.*..............        62,856
    250,100   Ferro Corp.................     4,970,738
                                           ------------
                                              5,441,363
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              COMPUTER -- 0.0%
     20,400   WPI Group, Inc.*...........  $    135,150
                                           ------------
              CONSTRUCTION
                MATERIALS -- 1.5%
      3,600   Ameron International,
                Inc......................       126,900
     45,100   CalMat Co..................       780,794
     62,300   Centex Construction
                Products, Inc............     2,125,987
      7,100   Continental Materials
                Corp.*...................       210,338
     76,906   Danaher Corp...............     2,307,188
      5,300   Donnelly Corp..............        76,188
     80,900   Florida Rock Industries....     2,002,274
      9,300   Libbey, Inc................       274,350
        100   United States Lime &
                Minerals, Inc............           713
                                           ------------
                                              7,904,732
                                           ------------
              DEFENSE -- 1.6%
     18,100   Allied Research Corp.*.....       135,750
     62,600   Avondale Industries,
                Inc.*....................     1,549,350
    177,200   Newport News Shipbuilding,
                Inc......................     4,751,175
     31,100   Primex Technologies,
                Inc......................     1,057,400
     72,200   SPACEHAB, Inc.*............       629,494
     49,600   Todd Shipyards Corp.*......       272,800
                                           ------------
                                              8,395,969
                                           ------------
              DRUGS -- 1.4%
    142,000   Cambrex Corp...............     3,345,876
     87,800   Copley Pharmaceutical,
                Inc.*....................       878,000
     11,700   Gamma Biologicals, Inc.....        62,156
     22,902   New Brunswick Scientific,
                Inc.*....................       157,451
     16,300   PolyMedica Corp.*..........       149,756
    149,200   Roberts Pharmaceutical
                Corp.*...................     2,853,450
                                           ------------
                                              7,446,689
                                           ------------
              DURABLES -- 0.5%
     81,400   Fleetwood Enterprises,
                Inc......................     2,457,262
     15,300   Huffy Corp.................       216,113
      7,350   Thor Industries, Inc.......       156,188
                                           ------------
                                              2,829,563
                                           ------------
              ELECTRIC UTILITIES -- 1.5%
     58,100   Black Hills Corp...........     1,561,438
      3,400   Central Hudson Gas.........       142,375
        500   Maine Public Service Co....         7,219
    261,400   Public Service Company of
                New Mexico...............     5,799,812
                                           ------------
                                              7,510,844
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS -- 6.7%
     64,000   Acuson Corp.*..............  $  1,092,000
     17,600   Advanced Neuromodulation
                Systems, Inc.*...........       116,600
     25,700   American Technical Ceramics
                Corp.*...................       170,263
     53,900   AMX Corp.*.................       336,875
     29,400   Applied Signal Technology,
                Inc.*....................       361,988
     12,000   Bacou Usa, Inc.*...........       207,000
      1,400   Badger Meter, Inc..........        40,950
        800   Beckman Coulter, Inc.......        41,300
     16,900   Bel Fuse, Inc., Class A*...       259,838
     16,900   Bel Fuse, Inc., Class B*...       245,050
     48,200   CMC Industries, Inc.*......       228,950
     18,600   Cobra Electronics Corp.*...        69,750
     24,100   Cognitronics Corp.*........       250,038
     91,200   CONMED Corp.*..............     2,086,199
     72,700   CTS Corp...................     2,144,649
     91,300   Datascope Corp.*...........     2,020,012
     16,400   Datron Systems, Inc.,
                California*                      98,400
      6,500   Diodes, Inc.*..............        32,500
      8,100   General Microwave Corp.*...       138,206
     28,400   Haemonetics Corp.*.........       546,700
      9,450   Harmon Industries, Inc.....       207,900
     12,800   Hurco Companies, Inc.*.....        81,600
      4,900   Instron Corp...............        69,213
     77,800   Integrated Circuit Systems,
                Inc.*....................       775,569
     34,900   InterVoice, Inc.*..........       800,519
    195,900   Invacare Corp..............     4,603,649
      3,200   K-Tron International,
                Inc.*....................        56,400
     34,800   Keithley Instruments,
                Inc......................       176,175
     14,600   Kewaunee Scientific
                Corp.....................       158,775
     93,200   Marquette Medical
                Systems*.................     4,048,374
     59,100   Maxxim Medical, Inc.*......     1,518,131
      6,500   Medstone International,
                Inc.*....................        43,063
     18,100   Meridian Medical
                Technologies, Inc.*......       135,750
      7,300   Merrimac Industries,
                Inc.*....................        63,875
     60,300   Microsemi Corp.*...........       482,400
     22,900   Mine Safety Appliances
                Co.......................     1,843,450
      4,000   MiniMed, Inc.*.............       264,000
      7,500   Minntech Corp..............        71,250
     15,600   Moore Products Co..........       319,800
     37,600   MTS Systems Corp...........       554,600
      4,100   Napco Security Systems,
                Inc.*....................        16,400
     63,500   Norstan, Inc.*.............     1,111,250
     26,500   Plantronics, Inc.*.........     1,276,969
     55,200   Porta Systems Corp.*.......       103,500

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
     10,000   Programming & Systems,
                Inc.* (a)................  $          0
      8,700   Reliability, Inc.*.........        36,431
     33,000   Relm Wireless Corp.*.......        70,125
     14,000   ResMed, Inc.*..............       728,000
      5,500   Scherer Healthcare,
                Inc.*....................        15,125
     26,500   SonoSight, Inc.*...........       180,531
     64,100   Spacelabs Medical, Inc.*...       993,550
      5,600   Span-America Medical
                Systems, Inc.............        31,500
      3,000   Sparton Corp.*.............        17,813
     65,200   Stoneridge, Inc.*..........     1,055,425
     97,200   Sunrise Medical, Inc.*.....       972,000
      1,400   Tech-Sym Corp.*............        32,025
     39,400   Teltrend, Inc.*............       522,050
     21,000   Thermo Optek Corp.*........       189,000
     22,200   ThermoQuest Corp.*.........       216,450
     13,500   ThermoSpectra Corp.*.......       133,313
     16,000   Vicon Industries, Inc.*....       114,000
     19,600   Video Display Corp.*.......       148,225
                                           ------------
                                             34,725,443
                                           ------------
              FINANCIAL
                INVESTMENTS -- 0.7%
     36,235   Allied Capital Corp........       643,171
      2,600   Amplicon, Inc..............        37,050
     13,100   Cooper Life Sciences*......       393,000
      4,000   Echelon International
                Corp.*...................        84,750
     81,524   Electro Rent Corp.*........     1,136,241
      7,500   Giant Group, Ltd.*.........        54,375
     22,300   HPSC, Inc.*................       217,425
     10,400   Penn-Virginia Corp.........       228,150
     36,000   PS Group Holdings, Inc.....       418,500
     16,700   REFAC Technology
                Development Corp.*.......       164,913
     50,100   Sunrise International
                Leasing Corp.*...........       137,775
                                           ------------
                                              3,515,350
                                           ------------
              FOOD -- 2.3%
     38,300   Chock Full o' Nuts
                Corp.*...................       239,375
    141,500   Corn Products
                International, Inc.......     3,572,875
    240,200   Earthgrains Co.............     7,431,187
        100   Farmer Brothers Co.........        21,500
      8,200   International Multifoods
                Corp.....................       134,788
     13,500   M & F Worldwide Corp.*.....       134,156
      3,300   Scope Industries...........       227,288
      1,100   Seaboard Corp..............       299,200
                                           ------------
                                             12,060,369
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              HEALTH -- 0.7%
     10,600   Caretenders Health
                Corp.*...................  $     26,500
     74,400   Centennial HealthCare
                Corp.*...................       592,875
     20,900   Equimed, Inc.*.............        12,958
     50,800   Hanger Orthopedic Group,
                Inc.*....................       946,150
     46,400   Horizon Health Corp.*......       278,400
     47,500   Integra, Inc.*.............        80,156
     15,706   National Home Health Care
                Corp.*...................        68,714
     38,800   Option Care, Inc.*.........        43,650
      1,500   Pediatric Services of
                America, Inc.*...........         5,156
    104,800   PhyMatrix Corp.*...........       393,000
      5,100   Physician Reliance Network,
                Inc.*....................        59,925
      2,700   Physicians Resource Group,
                Inc.*....................         5,063
     64,850   Quest Diagnostics, Inc.*...     1,070,025
     19,200   Staff Builders, Inc., Class
                A*.......................        12,000
                                           ------------
                                              3,594,572
                                           ------------
              HOUSEHOLD -- 2.1%
     88,300   ACX Technologies, Inc.*....     1,136,862
     13,700   American Biltrite, Inc.....       327,088
     11,200   Andersen Group, Inc.*......        37,800
     57,600   Bassett Furniture
                Industries, Inc..........     1,684,799
     18,500   Catalina Lighting, Inc.*...        41,625
      3,400   Cherry Corp., Class B*.....        39,100
     30,500   Daktronics, Inc.*..........       285,938
     16,600   Escalade, Inc.*............       332,000
     29,300   Genlyte Group, Inc.*.......       600,649
    196,200   Kimball International,
                Inc., Class B............     3,016,574
      6,000   Knoll, Inc.*...............       131,250
      1,200   La-Z-Boy, Inc..............        23,550
      6,100   Mikasa, Inc................        68,244
      1,600   Myers Industries, Inc......        36,800
     23,600   Norwood Promotional
                Products, Inc.*..........       445,450
     10,300   Patrick Industries, Inc....       151,925
      7,200   Pubco Corp.*...............        70,200
     25,900   Reunion Industries,
                Inc.*....................        80,938
     15,200   SL Industries, Inc.........       155,800
     28,500   Stanley Furniture Co.,
                Inc.*....................       495,188
      9,100   TAB Products Co............        66,544
     16,150   Thomas Industries, Inc.....       346,216
      1,700   Trans-Lux Corp.............        15,088

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              HOUSEHOLD (CONTINUED)
     13,695   Virco Manufacturing
                Corp.....................  $    308,138
     45,700   WinsLoew Furniture,
                Inc.*....................       868,299
      2,350   Wynn's International,
                Inc......................        43,916
                                           ------------
                                             10,809,981
                                           ------------
              INSURANCE -- 4.1%
      6,700   Acceptance Insurance
                Companies, Inc.*.........       139,444
     18,300   ARM Financial Group,
                Inc......................       324,825
      2,000   Crawford & Co., Class B....        35,250
     14,600   EMC Insurance Group,
                Inc......................       182,500
     35,200   Fidelity National
                Financial, Inc...........     1,190,200
      4,100   Financial Industries
                Corp.*...................        57,400
    286,200   First American Financial
                Corp.....................     9,158,399
     26,500   InterContinental Life
                Corp.*...................       526,688
     10,000   Kansas City Life Insurance
                Co.......................       816,250
      7,500   Liberty Financial
                Companies, Inc...........       197,813
      7,800   Midland Co.................       176,963
     13,100   National Western Life
                Insurance, Class A*......     1,526,150
      6,000   Nymagic, Inc...............       152,250
     50,200   PXRE Corp..................     1,289,513
     47,500   Stewart Information
                Services Corp............     2,737,187
    173,800   TIG Holdings, Inc..........     2,444,062
                                           ------------
                                             20,954,894
                                           ------------
              LIQUOR & TOBACCO -- 0.4%
     44,700   Coors (Adolph) Co., Class
                B........................     2,053,406
                                           ------------
              MACHINERY -- 8.3%
        800   Acme Electric Corp.*                4,150
     14,200   Amistar Corp.*.............        31,950
     57,300   Ampco-Pittsburgh Corp......       838,013
     63,300   Astec Industries, Inc.*....     2,698,162
     93,600   Barnes Group, Inc..........     2,690,999
      1,500   Bridgeport Machines,
                Inc.*....................        12,938
     69,800   Brown & Sharpe
                Manufacturing Co.*.......       523,500
        700   BTU International, Inc.*...         2,013
     14,400   Butler Manufacturing Co....       333,000
     10,300   Central Sprinkler Corp.*...       122,313
      5,500   Chicago Rivet & Machine
                Co.......................       139,563
     27,200   Dayton Superior Corp.*.....       479,400
     14,500   Edison Control Corp.*......       119,625
     76,800   ESCO Electronics Corp.*....       787,200
     15,000   Essef Corp.*...............       262,500
     15,500   Evans & Sutherland Computer
                Corp.*...................       203,438
     21,700   Fansteel, Inc.*............       132,913

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)
     16,050   Farr Co.*..................  $    156,488
     20,200   Farrel Corp................        45,450
    164,200   Fedders Corp...............       841,525
      4,400   Federal Screw Works........       220,000
     39,700   Flowserve Corp.............       803,925
     12,700   Gehl Co.*..................       173,038
     64,500   Gencor Industries, Inc.....       983,625
     11,200   General Magnaplate Corp....        44,800
     59,000   Gleason Corp...............       947,688
      9,600   Gorman-Rupp Co.............       151,200
     10,300   Graham Corp.*..............       115,875
     90,100   Greenbrier Companies,
                Inc......................     1,278,293
    106,900   Griffon Corp.*.............       935,375
     10,200   Hardinge, Inc..............       224,400
      8,500   Haskel International, Inc.,
                Class A..................        61,625
     92,700   Kennametal, Inc............     2,497,105
    281,000   Lincoln Electric Holdings,
                Inc......................     6,533,249
     29,100   Lufkin Industries, Inc.....       756,600
     22,500   Maxco, Inc.*...............       171,563
      6,700   Mestek, Inc.*..............       124,788
     10,200   MFRI, Inc.*................        57,375
     11,700   MotivePower Industries,
                Inc.*....................       273,488
      5,300   Mueller (Paul) Co..........       206,700
     35,200   NACCO Industries, Inc.,
                Class A..................     3,519,999
        600   NCI Building Systems,
                Inc.*....................        11,888
      5,550   Oilgear Co.................        61,050
      9,700   Peerless Mfg. Co...........       110,338
     34,800   Pitt-Des Moines, Inc.......       765,600
     13,100   Powell Industries, Inc.*...       101,525
     92,400   Premark International,
                Inc......................     2,592,974
      7,400   Quipp, Inc.*...............       123,950
     20,800   Raytech Corp.*.............        67,600
        625   Research, Inc..............         1,172
     10,000   Selas Corporation of
                America..................        76,250
     39,000   Shaw Group, Inc.*..........       336,375
      5,800   Shiloh Industries, Inc.*...       105,125
      8,200   SPS Technologies, Inc.*....       381,813
      8,100   Starrett (L.S.) Co., Class
                A........................       279,450
      3,400   Tecumseh Products Co.,
                Class B..................       175,100
     11,800   Teleflex, Inc..............       413,000
     19,200   Tennant Co.................       716,400
      8,800   Transtechnology Corp.......       181,500
     17,500   Twin Disc, Inc.............       426,563
    215,100   UNOVA, Inc.*...............     3,535,705
     72,000   Varlen Corp................     2,015,999
                                           ------------
                                             42,985,228
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              MEDIA -- 2.8%
     18,000   4Kids Entertainment,
                Inc.*....................  $    139,500
     11,100   ADDvantage Media Group,
                Inc.*....................         5,203
    217,000   Bowne & Co., Inc...........     3,675,437
     18,050   Courier Corp...............       361,000
      5,800   Grey Advertising...........     1,902,400
     56,800   Media General, Inc., Class
                A........................     2,201,000
     82,500   Merrill Corp...............     1,294,219
     30,500   Metatec Corp.*.............       113,422
     23,062   Pulitzer Publishing Co.....     1,824,781
     63,300   Standard Register Co.......     1,720,969
     44,400   Standex International
                Corp.....................     1,060,050
                                           ------------
                                             14,297,981
                                           ------------
              METALS -- 3.0%
      9,800   Atchison Casting Corp.*....        97,388
     16,350   Chase Industries, Inc.*....       231,966
     61,300   Cleveland-Cliffs, Inc......     2,390,699
     22,000   Curtiss-Wright Corp........       873,125
      1,400   Foster (L.B.) Corp.*.......         6,125
      2,800   Intermet Corp..............        35,525
     24,300   Lindberg Corp..............       306,788
    119,000   Mueller Industries,
                Inc.*....................     3,027,062
     61,300   Quanex Corp................     1,214,506
     24,600   Roanoke Electric Steel
                Corp.....................       319,800
      9,800   Rouge Industries, Inc.,
                Class A..................        73,500
     15,700   Steel of West Virginia,
                Inc.*....................        96,163
     46,700   Superior TeleCom, Inc......     2,259,113
    105,600   Texas Industries, Inc......     2,653,199
      5,700   Tremont Corp...............       240,825
     88,000   Wolverine Tube, Inc.*......     1,853,500
                                           ------------
                                             15,679,284
                                           ------------
              MISCELLANEOUS FINANCIAL -- 3.4%
      9,600   Advest Group, Inc..........       195,600
     16,900   Atalanta Sosnoff Capital
                Corp.....................       133,088
    194,200   Eaton Vance Corp...........     4,478,737
     79,100   EVEREN Capital Corp........     1,918,175
      5,800   Hambrecht & Quist Group*...       106,575
      1,500   Interstate/Johnson Lane,
                Inc......................        43,500
     19,200   Investment Technology
                Group, Inc.*.............       523,200
     88,500   Jefferies Group, Inc.......     2,345,250
     30,800   John Nuveen Co., Class A...     1,097,250
     18,600   JWGenesis Financial
                Corp.*...................       141,825
      4,300   McDonald & Company
                Investments, Inc.........       133,300
      4,500   National Discount
                Brokers*.................        41,063
      2,194   Omega Worldwide, Inc.*.....        11,244
      1,500   Pilgrim America Capital
                Corp.*...................        28,688

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              MISCELLANEOUS FINANCIAL (CONTINUED)
    228,000   Raymond James Financial,
                Inc......................  $  4,787,999
     52,909   Southwest Securities Group,
                Inc......................       978,817
     19,110   Stifel Financial Corp......       200,655
     13,400   Value Line, Inc............       525,950
                                           ------------
                                             17,690,916
                                           ------------
              OFFICE MACHINERY -- 3.2%
    103,300   Baldwin Technology Company,
                Inc., Class A*...........       568,150
    105,600   BancTec, Inc.*.............     1,504,800
     33,200   Boundless Corp.*...........       116,200
     19,400   CSP, Inc.*.................       155,200
    114,800   Cylink Corp.*..............       516,600
     15,700   Dataram Corp.*.............       188,400
     88,400   Digi International,
                Inc.*....................     1,082,900
     30,750   Equinox Systems, Inc.*.....       246,000
     36,900   General Binding Corp.......     1,210,781
    115,800   Gerber Scientific, Inc.....     3,126,600
     25,925   Gradco Systems, Inc.*......        51,850
    238,000   Imation Corp.*.............     4,403,001
        200   Network Appliance, Inc.*...        10,125
      3,100   Network Equipment
                Technologies, Inc.*......        31,000
     22,100   Printronix, Inc.*..........       309,400
     26,400   PSC, Inc.*.................       201,300
     55,800   Rainbow Technologies,
                Inc.*....................       760,275
     60,300   Stratus Computer, Inc.*....     2,031,356
     34,900   Videonics, Inc.*...........        52,350
                                           ------------
                                             16,566,288
                                           ------------
              OIL -- 1.7%
     40,000   American Resources of
                Delaware, Inc.*..........        50,000
    110,000   Arch Coal, Inc.............     1,636,250
      3,700   Basin Exploration, Inc.*...        61,281
     12,900   Castle Energy Corp.........       226,556
    143,100   Energen Corp...............     2,718,900
     52,800   Houston Exploration Co.*...     1,029,600
    125,000   Louis Dreyfus Natural Gas
                Corp.*...................     1,812,500
     25,900   Maynard Oil Co.*...........       233,100
     27,300   Mitchell Energy &
                Development, Class B.....       382,200
     55,300   PetroCorp, Inc.*...........       324,888
      3,600   Prima Energy Corp.*........        53,100
                                           ------------
                                              8,528,375
                                           ------------
              OIL DISTRIBUTION -- 0.2%
     88,100   Tesoro Petroleum Corp.*....     1,150,806
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              OIL SERVICES -- 1.3%
     34,400   Dawson Geophysical Co.*....  $    399,900
     39,200   Helmerich & Payne..........       823,200
      1,300   Holly Corp.................        20,150
    112,500   Oceaneering International,
                Inc.*....................     1,603,125
    105,400   Petroleum Development
                Corp.*...................       553,350
     94,800   Pool Energy Services
                Co.*.....................       865,050
     36,400   RPC, Inc...................       323,050
    127,600   Seitel, Inc.*..............     1,379,675
     41,400   Veritas DGC, Inc.*.........       690,863
                                           ------------
                                              6,658,363
                                           ------------
              OTHER UTILITIES -- 2.3%
    186,920   Allied Waste Industries,
                Inc.*....................     4,369,255
      8,600   American States Water......       227,900
      1,800   California Water Service...        40,725
      5,700   Casella Waste Systems,
                Inc., Class A............       193,800
     10,000   Clean Harbors, Inc.*.......        23,750
      1,400   Connecticut Water Service,
                Inc......................        35,175
      2,700   Dominguez Services Corp....        62,438
     82,800   Eastern Enterprises........     3,487,950
     22,600   GZA GeoEnvironmental
                Technologies, Inc.*......       104,525
     15,600   Harding Lawson Associates
                Group*...................       101,400
      6,600   Providence Energy Corp.....       128,700
        800   Roanoke Gas Co.............        15,600
      3,700   SJW Corp...................       213,675
    126,300   Southwest Gas Corp.........     2,581,256
      3,465   Southwest Water Co.........        55,007
     44,100   TRC Companies, Inc.*.......       184,669
      3,900   Washington Gas Light Co....       107,981
                                           ------------
                                             11,933,806
                                           ------------
              PAPER -- 1.2%
     39,800   ABT Building Products
                Corp.*...................       417,900
     35,200   American Woodmark Corp.....       893,200
      9,300   Badger Paper Mills, Inc....        72,075
     15,300   Baltek Corp.*..............       156,825
      4,500   Carmel Container Systems,
                Ltd.*....................        27,563
      7,600   Drypers Corp.*.............        22,800
     57,100   Fibermark, Inc.*...........       810,106
      3,400   Holopak Technologies,
                Inc.*....................         5,738
      3,000   Longview Fibre Co..........        40,313
    209,000   Rock-Tenn Co., Class A.....     2,312,062
      9,300   THT, Inc.*.................        28,772

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              PAPER (CONTINUED)
      6,900   Tufco Technologies,
                Inc.*....................  $     48,300
     89,000   Universal Forest Products,
                Inc......................     1,412,874
      9,500   Wausau-Mosinee Paper
                Corp.....................       136,563
                                           ------------
                                              6,385,091
                                           ------------
              REAL ESTATE ASSETS -- 5.7%
     14,500   Abrams Industries, Inc.....        82,469
      1,000   Amli Residential Properties
                Trust....................        21,313
     57,100   Archstone Communities
                Trust....................     1,163,413
    123,800   Bluegreen Corp.*...........       928,500
     92,800   Capstone Capital Corp......     1,954,599
    101,200   Castle & Cooke, Inc.*......     1,518,000
     40,600   CB Richard Ellis Services,
                Inc.*....................       814,538
      9,500   CBL & Associates
                Properties, Inc..........       244,625
     46,900   Commercial Assets, Inc.....       257,950
     46,200   Cornerstone Realty Income
                Trust, Inc...............       513,975
      7,100   DeWolfe Companies, Inc.*...        39,050
     80,200   Excel Legacy Corp.*........       233,081
      1,700   Florida East Coast
                Industries, Inc..........        49,300
     78,900   Forest City Enterprises,
                Inc., Class A............     1,656,900
      1,400   Franklin Select Realty
                Trust....................         9,450
    204,600   Glenborough Realty Trust,
                Inc......................     4,347,749
     41,500   Healthcare Realty Trust,
                Inc......................     1,058,250
        500   Highwoods Properties,
                Inc......................        13,875
     22,700   Hospitality Properties
                Trust....................       675,325
     16,600   ILX Resorts, Inc.*.........        39,425
    146,550   IMPAC Mortgage Holdings,
                Inc......................     1,978,424
     24,256   Insignia Properties
                Trust....................       295,620
     12,600   Konover Property Trust,
                Inc.*....................        88,200
     35,000   Lexford Residential
                Trust....................       640,938
     39,700   LNR Property Corp..........       766,706
     14,400   Mays (J.W.), Inc.*.........       129,600
     22,500   Meridian Industrial Trust,
                Inc......................       497,813
      1,732   New Mexico & Arizona Land
                Co.*.....................        25,547
    173,040   New Plan Excel Realty
                Trust....................     4,033,994
     23,800   Omega Healthcare Investors,
                Inc......................       777,963
     29,500   Pan Pacific Retail
                Property, Inc............       549,438
     62,500   Price Enterprises, Inc.....       316,406
     79,800   Regency Realty Corp........     1,830,412
      3,400   Resurgence Properties,
                Inc......................           213
     28,500   Silverleaf Resorts,
                Inc.*....................       285,000
     38,400   Thornburg Mortgage Asset
                Corp.....................       345,600
     13,300   Trendwest Resorts, Inc.*...       105,569
     12,400   United Capital Corp.*......       215,450

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE ASSETS
                (CONTINUED)
     55,900   Westfield America, Inc.....  $    957,288
      1,957   Wilshire Oil Company of
                Texas*...................        10,764
                                           ------------
                                             29,472,732
                                           ------------
              RETAIL/WHOLESALE -- 5.8%
      2,250   Aceto Corp.................        29,672
     32,700   Advanced Marketing
                Services, Inc............       570,206
     96,100   Ames Department Stores,
                Inc.*....................     1,219,268
     21,600   Arden Group, Inc., Class
                A*.......................       626,400
     52,800   Bell Industries, Inc.*.....       630,300
    228,100   BJ's Wholesale Club,
                Inc.*....................     8,382,674
     37,600   Brookstone, Inc.*..........       441,800
    115,720   Burlington Coat Factory
                Warehouse................     1,706,869
      1,100   Cache, Inc.*...............         4,813
     63,200   Cameron Ashley Building
                Products, Inc.*..........       707,049
     34,500   Catherines Stores Corp.*...       267,375
     92,100   Cole National Corp., Class
                A*.......................     1,916,830
      8,800   D.I.Y. Home Warehouse,
                Inc.*....................         9,350
        500   DEB Shops, Inc.............         3,813
        700   Discount Auto Parts,
                Inc.*....................        16,844
     61,600   Drug Emporium, Inc.*.......       246,400
     18,300   Enesco Group, Inc..........       454,069
     49,700   EZCORP, Inc., Class A......       406,919
     20,600   Family Bargain Corp.*......        37,338
     10,200   Finlay Enterprises,
                Inc.*....................        85,425
      7,600   Foodarama Supermarkets,
                Inc.*....................       244,150
     11,700   Hancock Fabrics, Inc.......       112,613
      3,700   Haverty Furniture
                Companies, Inc...........        70,300
      5,466   Herbalife International,
                Class A..................        50,561
      1,900   Herbalife International,
                Class B..................        15,081
      4,800   ICC Industries, Inc.*......        38,400
     19,900   Jo-Ann Stores, Inc., Class
                A*.......................       442,775
     32,100   Katy Industries, Inc.......       527,644
      6,600   Krug International
                Corp.*...................        18,975
     13,800   Marsh Supermarkets, Inc.,
                Class A..................       196,650
      2,500   McRae Industries, Class
                A........................        15,625
     11,800   Moore Medical Corp.*.......       143,075
      5,700   Noland Co..................       126,825
     50,700   Pamida Holdings Corp.*.....       237,656
      5,800   Perfumania, Inc.*..........         5,800
        600   Rag Shops, Inc.*...........         1,463
     11,748   Reeds Jewelers, Inc.*......        39,650
     72,700   Ruddick Corp...............     1,235,899
      5,850   Schultz Sav-O Stores,
                Inc......................        90,675

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              RETAIL/WHOLESALE
                (CONTINUED)
     14,100   Seaway Food Town, Inc......  $    195,638
      6,700   Sharper Image Corp.*.......        21,775
     13,800   Shoe Carnival, Inc.*.......       127,650
     26,600   Software Spectrum, Inc.*...       402,325
      7,300   Sound Advice, Inc.*........        17,794
     17,200   Speizman Industries,
                Inc.*....................        68,800
      3,300   Spiegel, Inc., Class A*....        11,963
     27,200   Sport Chalet, Inc.*........       136,000
     29,000   Syms Corp.*................       300,875
     19,500   Syncor International
                Corp.*...................       322,969
        400   TCC Industries, Inc........         1,675
      1,050   The Buckle, Inc............        18,900
        900   Unapix Entertainment,
                Inc.*....................         2,363
     17,000   United Natural Foods,
                Inc.*....................       433,500
     38,100   United Retail Group,
                Inc.*....................       309,563
     73,700   Value City Department
                Stores, Inc.*............       649,480
     20,200   Village Supermarket, Inc.,
                Class A*.................       441,875
      6,000   Western Beef, Inc.*........        44,250
    197,500   Zale Corp.*................     5,060,937
                                           ------------
                                             29,945,563
                                           ------------
              SERVICES -- 14.9%
     14,700   ABM Industries, Inc........       429,975
    301,400   AC Nielsen Corp.*..........     6,706,149
     10,100   Analysis & Technology,
                Inc......................       171,700
     52,500   Angelica Corp..............       843,281
     43,100   Ardent Software, Inc.*.....       538,750
     23,800   ASA International, Ltd.*...        47,600
     26,700   Aspect Development,
                Inc.*....................     1,051,313
     30,900   Baker (Michael) Corp.*.....       293,550
     15,700   Berlitz International,
                Inc.*....................       414,088
     12,500   Boole & Babbage, Inc.......       290,625
     70,600   CDI Corp.*.................     1,606,150
     33,100   CFI Proservices, Inc.*.....       339,275
     28,300   Chemed Corp................       794,169
     28,800   Complete Management,
                Inc.*....................        30,600
     45,800   Covance, Inc.*.............     1,187,938
     34,200   CPI Corp...................       810,113
      5,600   DeVry, Inc.................       131,250
     86,300   Discreet Logic, Inc.*......     1,116,506
     28,700   Duff & Phelps Credit Rating
                Co.......................     1,321,994
     45,000   Emcon, Inc.*...............       146,250
     45,500   Engineering Animation,
                Inc.*....................     2,172,624
     35,600   Exponent, Inc.*............       178,000
        100   FactSet Research
                Systems*.................         3,169
      7,350   FDP Corp...................        73,500
     12,500   Fourth Shift Corp.*........        39,844

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              SERVICES (CONTINUED)
      3,500   General Automation,
                Inc.*....................  $      2,844
     35,015   Group 1 Software, Inc......       315,135
    155,700   GT Interactive Software
                Corp.*...................       700,650
     58,900   H.T.E., Inc.*..............       721,525
        450   Healthcare Services Group,
                Inc.*....................         4,219
     16,000   InfoUSA, Inc., Class A*....        93,000
    239,700   infoUSA, Inc., Class B.....     1,707,863
    256,400   Interim Services, Inc.*....     5,272,224
     34,300   International Microcomputer
                Software, Inc.*..........       233,669
     67,600   International Telecomm Data
                Systems, Inc.*...........     1,960,400
     23,300   Jack Henry & Associates,
                Inc......................     1,112,575
        400   Jenny Craig, Inc.*.........         2,150
    122,900   Kelly Services, Inc., Class
                A........................     3,855,987
     47,300   Kendle International,
                Inc.*....................     1,549,075
     28,500   LCS Industries.............       377,625
     13,700   Lycos, Inc.................       463,231
     15,100   MacNeal-Schwendler
                Corp.*...................        93,431
      5,600   Mapinfo Corp.*.............        58,100
     19,600   Marlton Technologies,
                Inc.*....................        90,650
    303,300   Mentor Graphics Corp.*.....     2,104,144
     28,500   Metro Information Svcs,
                Inc.*....................       908,438
     69,960   Micro Focus Group plc,
                Sponsored ADR*...........     1,644,060
    171,700   Midway Games, Inc.*........     2,006,744
      9,040   Monro Muffler Brake,
                Inc.*....................        85,880
      2,100   Morrison Knudsen Corp.*....        22,575
    187,400   National Computer Systems,
                Inc......................     5,528,299
      9,800   National Information
                Group....................        61,250
     34,800   National Technical Systems,
                Inc......................       191,400
     91,300   Norrell Corp...............     1,369,500
     28,600   Opinion Research Corp.*....       160,875
      4,400   PC Docs Group
                International, Inc.*.....        16,500
     18,900   Peregrine Systems, Inc.*...       760,725
    135,500   Personnel Group of America,
                Inc.*....................     1,668,344
      8,850   Pinkertons, Inc.*..........       122,241
    165,400   Policy Management Systems
                Corp.*...................     6,698,699
     69,200   Progress Software Corp.*...     1,790,550
     37,000   Project Software &
                Development, Inc.*.......       485,625
     30,400   Protection One, Inc........       296,400
     35,400   Quality Systems, Inc.*.....       153,769
        200   SEI Investments Co.........        13,900
     19,400   SM & A Corp.*..............       334,650

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              SERVICES (CONTINUED)
      9,700   Snyder Communications,
                Inc.*....................  $    324,950
    162,900   Software AG Systems,
                Inc.*....................     2,769,299
     38,700   SPS Transaction Services,
                Inc.*....................     1,219,050
     13,200   SPSS, Inc.*................       301,950
     45,500   Stone & Webster, Inc.......     1,444,625
     40,300   Symix Systems, Inc.*.......       735,475
     55,100   Systems & Computer
                Technology Corp.*........       709,413
     15,396   Titan Corp.*...............        77,942
      6,250   Trio Tech International*...        17,969
     35,900   TRM Corp.*.................       430,800
     42,700   UniFirst Corp..............     1,150,231
     31,000   URS Corp.*.................       556,063
     23,300   Wall Data, Inc.*...........       355,325
     16,000   Wang Laboratories, Inc.*...       310,000
     25,400   Warrantech Corp.*..........        88,900
     15,100   Westaff, Inc.*.............       196,300
                                           ------------
                                             76,465,626
                                           ------------
              SOAPS & COSMETICS -- 0.5%
     63,066   Block Drug Company, Inc.,
                Class A..................     2,270,376
     39,200   Cascade International,
                Inc.* (a)................             0
      8,650   Del Laboratories, Inc......       168,675
      5,300   Scott's Liquid Gold,
                Inc......................        10,269
                                           ------------
                                              2,449,320
                                           ------------
              TELEPHONE -- 0.4%
     30,200   Atlantic Tele-Network,
                Inc.*....................       249,150
     25,800   Conestoga Enterprises,
                Inc......................       825,600
      2,200   Emerging Communications
                Corp.*...................        22,550
     11,000   Hector Communications
                Corp.*...................        96,250
     99,700   Price Communications
                Corp.*...................       778,906
     11,200   Teletouch Communications,
                Inc......................        30,800
                                           ------------
                                              2,003,256
                                           ------------
              TEXTILES -- 2.2%
      8,800   Alba-Waldensian, Inc.......       111,100
    117,100   Brown Group, Inc...........     1,800,413
     29,400   Burlington Industries,
                Inc.*....................       279,300
     16,000   Concord Fabrics, Inc.,
                Class A*.................       107,000
     12,875   Decorator Industries,
                Inc......................        96,563
     52,900   Dixie Group, Inc...........       343,850
      5,800   Dyersburg Corp.............        22,475
      5,900   G-III Apparel Group,
                Ltd......................        13,275
     10,000   Guilford Mills, Inc........       148,750
     48,200   Haggar Corp................       530,200
        200   Hallwood Group, Inc.*......         4,575

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              TEXTILES (CONTINUED)
      6,700   Hampshire Group, Ltd.*.....  $    113,900
     10,730   Hampton Industries*........        78,463
      4,000   Jaclyn, Inc.*..............        15,750
     42,700   Jos A Bank Clothiers,
                Inc.*....................       326,922
     89,900   Kellwood Co................     2,416,062
      9,000   Maxwell Shoe Company, Inc.,
                Class A*.................       106,875
     96,000   OshKosh B'Gosh, Inc., Class
                A........................     1,991,999
     11,800   Oxford Industries, Inc.....       362,850
      9,226   Pillowtex Corp.............       271,014
      2,000   Saucony, Inc., Class A.....         9,500
     53,700   Springs Industries, Class
                A........................     1,866,075
     30,700   Supreme International
                Corp.*...................       353,050
      2,000   Weyco Group, Inc...........        53,000
                                           ------------
                                             11,422,961
                                           ------------
              TRANSPORTATION -- 0.4%
     10,600   B & H Ocean Carriers,
                Ltd.*....................        43,725
     20,800   Boyd Brothers
                Transportation, Inc.*....       150,800
    142,500   Consolidated
                Freightways*.............     1,175,626
      6,150   Marten Transport, Ltd.*....        88,406
     24,200   Oglebay Norton Co..........       641,300
      5,400   Old Dominion Freight Line,
                Inc.*....................        75,600
      9,100   Pittston Burlington
                Group....................        67,681
                                           ------------
                                              2,243,138
                                           ------------
              TRAVEL/ENTERTAINMENT -- 2.7%
     22,700   AMERCO.....................       578,850
     19,900   Ark Restaurants Corp.*.....       206,463
     21,000   Back Bay Restaurant
                Group*...................       144,375
      1,000   Benihana, Inc.*............         8,250
     32,200   Bob Evans Farms, Inc.......       641,988
     30,600   Brinker International,
                Inc.*....................       573,750
     59,400   Buffets, Inc.*.............       642,263
     35,600   CEC Entertainment, Inc.*...       720,900
        200   Championship Auto Racing
                Teams, Inc...............         4,888
     17,400   Dover Downs Entertainment,
                Inc......................       219,675
     20,600   Garden Fresh Restaurant
                Corp.*...................       303,850
     18,600   Inland Entertainment
                Corp.*...................        51,150
     52,600   Luby's Cafeterias, Inc.....       848,174
      1,300   Max & Erma's Restaurant,
                Inc.*....................         9,425
     65,300   Movie Gallery, Inc.*.......       261,200
     29,100   Nathan's Famous, Inc.*.....       101,850
     60,300   NPC International, Inc.*...       640,688
     21,500   Piccadilly Cafeterias,
                Inc......................       235,156
      7,200   Planet Hollywood
                International, Inc.,
                Class A*.................        28,800

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              TRAVEL/ENTERTAINMENT
                (CONTINUED)
      5,000   PLM International, Inc.*...  $     35,000
    268,300   Prime Hospitality Corp.*...     1,878,099
     24,000   Quintel Communications,
                Inc.*....................        66,000
     32,400   Reading Entertainment,
                Inc.*....................       271,350
     54,300   Ruby Tuesday, Inc..........       821,287
    275,500   Ryan's Family Steak Houses,
                Inc.*....................     3,288,780
     12,200   Sbarro, Inc................       272,213
     10,500   Sonesta International
                Hotels Corp., Class A....       133,875
     16,700   Spaghetti Warehouse,
                Inc.*....................       120,031
      1,000   Supertel Hospitality,
                Inc.*....................         8,875
     93,000   Taco Cabana, Inc., Class
                A*.......................       563,813
        100   Uno Restaurant Corp.*......           669
     11,700   VICORP Restaurants,
                Inc.*....................       158,681
      3,700   Wall Street Deli, Inc.*....        11,563
                                           ------------
                                             13,851,931
                                           ------------
              TOTAL COMMON STOCKS (COST
                $553,413,893) -- 98.1%...   505,831,407
                                           ------------

PREFERRED STOCKS -- 0.1%
REAL ESTATE ASSETS -- 0.1%
     27,000   Price Enterprises, Inc.*...       361,125
                                           ------------
TOTAL PREFERRED STOCKS (COST $362,880)...       361,125
                                           ------------
REPURCHASE AGREEMENTS -- 2.5%
State Street Bank, dated 9/30/98, due
10/1/98 at 4.75% with a maturity value of
$12,831,693 (Collateralized by
$10,835,000 U.S. Treasury Note, 7.875%,
11/15/04, market value -- $13,091,725)...    12,830,000
                                           ------------
TOTAL REPURCHASE AGREEMENTS (COST
$12,830,000).............................    12,830,000
                                           ------------

                                           MARKET VALUE
                                           ------------
SECURITIES HELD AS COLLATERAL ON
  SECURITIES LOANED -- 0.4%
Federated Treasury Obligations Fund,
  5.35%..................................  $    770,723
Scudder MMSF, 5.4%.......................       708,144
Provident Temp Funding, 5.38%............     1,010,723
Janus Money Market Fund, 5.65%...........        10,862
                                           ------------
                                              2,500,452
                                           ------------
TOTAL SECURITIES HELD AS COLLATERAL ON
  SECURITIES LOANED......................     2,500,452
                                           ============
TOTAL INVESTMENTS (COST $569,107,225)(B)
 -- 101.1%...............................   521,522,984
COLLATERAL AS SECURITIES LOANED
 -- (0.4%)...............................   (2,500,452)
                                           ------------
LIABILITIES IN EXCESS OF OTHER
ASSETS -- (0.7%).........................   (3,363,943)
                                           ------------
TOTAL NET ASSETS -- 100.0%...............  $515,658,589
                                           ============

---------------
* Non-income producing security.

ADR -- American Depositary Receipt.

(a) Bankrupt security; valued by Management (Note 2).

(b) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

Unrealized
  appreciation...........  $ 33,527,204
Unrealized
  depreciation...........   (81,111,445)
                           ------------
Net unrealized
  depreciation...........  $(47,584,241)
                           ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
--------------------------------------------------------------------------------

     The Tokyo equity market continued its free-fall the last six months. The TOPIX(1) lost 18.15% and the Nikkei Stock Exchange lost 20.19% in dollar value, in most part, due to a full-blown crisis of confidence triggered by mishandled financial systems and badly timed fiscal policies in Japan. The disappointing half-year corporate earnings as of September 30, 1998, and the worse-than-expected Tankan (economic survey) announced in the beginning of October provided serious warnings as to the depth of the current recession in Japan.

     The polarized industry performance in the last six months presented a clear picture of a bear market. The relative good performers were defensive stocks such as pharmaceuticals and utilities, and the worst performers were raw materials, real estate, securities and banks. While the share prices for small and mid-cap stocks were still under severe pressure due to credit concerns, large export stocks that supported the market in the last two years were also under selling pressure, hurt by weak business conditions both domestically and overseas. Very few industries were able to avoid the negative sentiment sweeping the Japanese market.

     The fact that the market closed with a 12-year low in September provided a visible bottom for down side risk. The over-sold undervalued stocks should have some rebound potential in the coming months. However, as large export stocks continue to disappoint the market with negative earnings outlooks and with the correction of a weak yen, investors are likely to take a cautious stance and focus on defensive stocks as they did in the last six months.

     Most of Fund's under-performance relative to the TOPIX for the six months ended September 30, 1998, came from disappointing stock selection in the real estate, banks, transportation and retail/wholesale sectors. In each of these sectors, our valuation models have identified companies with excellent relative valuation potential, but the generally pessimistic view of the market has continued to punish the share prices of such companies.

     International investing involves increased risk and volatility. The Japan Fund may also be subject to the additional risk of non-diversified regional fund investing.

     Past performance does not guarantee future results.

---------------

(1) The Tokyo Price Index (TOPIX) is an unmanaged index of approximately 1,300 Japanese companies.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       MARKET VALUE
-----------                                    ------------
              COMMON STOCKS--97.6%
              AUTOS -- 6.3%
      1,000   Honda Motor Co., Ltd...........  $     30,488
      3,000   Nissan Shatai Co., Ltd.........         6,061
      2,000   Suzuki Motor Corp..............        20,188
      1,000   Yachiyo Industry Co., Ltd......         3,857
                                               ------------
                                                     60,594
                                               ------------
              BANKING -- 12.2%
        300   Nissin Co., Ltd................         4,185
         40   Shinki Co., Ltd................         3,526
      6,000   The Asahi Bank, Ltd............        16,750
      4,000   The Bank of
                Tokyo -- Mitsubishi, Ltd.....        25,713
      1,000   The Chugoku Bank, Ltd..........        12,636
      2,000   The Daishi Bank, Ltd...........         6,259
      2,000   The Higo Bank, Ltd.............         7,567
      1,000   The Industrial Bank of Japan,
                Ltd..........................         3,673
      7,000   The Sanwa Bank, Ltd............        36,768
                                               ------------
                                                    117,077
                                               ------------
              BUILDING -- 2.0%
      3,000   Maeda Corp.....................         7,449
      3,000   Sekisui Chemical Co., Ltd......        11,417
                                               ------------
                                                     18,866
                                               ------------
              CHEMICALS -- 4.1%
      2,000   Asahi Chemical Industry Co.,
                Ltd..........................         6,112
      3,000   Kureha Chemical Industry Co.,
                Ltd..........................         6,039
      6,000   Mitsubishi Chemical Corp.......        11,548
      2,000   Mitsubishi Gas Chemical Co.,
                Inc..........................         4,511
      1,000   Sumitomo Rubber Industries,
                Ltd..........................         5,040
      3,000   The Yokohama Rubber Co.,
                Ltd..........................         6,259
                                               ------------
                                                     39,509
                                               ------------
              CONSTRUCTION -- 1.6%
      3,000   Central Glass Co., Ltd.........         5,334
      1,000   Nippon Electric Glass Co.,
                Ltd..........................        10,498
                                               ------------
                                                     15,832
                                               ------------
              DRUGS -- 5.4%
      1,000   Dai-Ichi Pharmaceutical Co.,
                Ltd..........................        13,415
      2,000   Fujisawa Pharmaceutical Co.,
                Ltd..........................        18,454
      2,000   Nikken Chemicals Co., Ltd......         4,863
      2,000   Tanabe Seiyaku Co., Ltd........         8,684
      2,000   Tsumura & Co...................         6,083
                                               ------------
                                                     51,499
                                               ------------

  SHARES                                       MARKET VALUE
-----------                                    ------------
              COMMON STOCKS (CONTINUED)
              DURABLES -- 12.2%
      5,000   Matsushita Electric Industrial
                Co., Ltd.....................  $     68,138
        700   Sony Corp......................        48,803
                                               ------------
                                                    116,941
                                               ------------
              ELECTRIC UTILITIES -- 5.7%
      1,000   The Chugoku Electric Power Co.,
                Inc..........................        16,089
      1,000   The Kansai Electric Power Co.,
                Inc..........................        17,301
      1,100   The Tokyo Electric Power Co.,
                Inc..........................        21,091
                                               ------------
                                                     54,481
                                               ------------
              ELECTRONICS -- 5.5%
      1,000   Fukuda Denshi Co., Ltd.........         9,624
      3,000   Mitsubishi Electric Corp.......         4,628
      2,000   New Japan Radio Co., Ltd.......         4,555
      2,000   Omron Corp.....................        19,909
        600   Shinkawa Ltd...................         4,452
      2,000   Toko, Inc......................         7,787
      1,000   Yaskawa Electric Corp..........         1,690
                                               ------------
                                                     52,645
                                               ------------
              FINANCIAL INVESTMENTS -- 0.5%
        500   Sanyo Electric Credit Co.,
                Ltd..........................         5,143
                                               ------------
              FOOD -- 3.5%
      3,000   Maruha Corp....................         2,711
      2,000   Nissin Food Products Co.,
                Ltd..........................        31,002
                                               ------------
                                                     33,713
                                               ------------
              INSURANCE -- 2.8%
      1,000   The Fuji Fire & Marine
                Insurance Co., Ltd...........         1,829
      3,000   Mitsui Marine & Fire Insurance
                Co., Ltd.....................        12,343
      3,000   The Dai-Tokyo Fire & Marine
                Insurance Co., Ltd...........         8,551
      1,000   The Nichido Fire & Marine
                Insurance Co., Ltd...........         4,415
                                               ------------
                                                     27,138
                                               ------------
              LIQUOR & TOBACCO -- 2.4%
          1   Japan Tobacco Inc..............         7,177
      2,000   Kirin Brewery Co., Ltd.........        16,045
                                               ------------
                                                     23,222
                                               ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       MARKET VALUE
-----------                                    ------------
              COMMON STOCKS (CONTINUED)
              MACHINERY -- 5.5%
      1,000   Amatsuji Steel Ball
                Manufacturing Co., Ltd.......  $      6,832
      3,000   Fuji Electric Co., Ltd.........         5,289
      2,000   Hitachi Koki Co., Ltd..........         5,657
      3,000   Hitachi, Ltd...................        13,225
      2,000   Nitto Electric Works, Ltd......        10,432
      2,000   Sanyo Denki Co., Ltd...........         5,583
      2,000   Sintokogio, Ltd................         5,436
                                               ------------
                                                     52,454
                                               ------------
              METALS -- 1.6%
      2,000   Hitachi Metals, Ltd............         4,893
      2,000   Kurimoto, Ltd..................         5,025
      6,000   Sumitomo Metal Industries,
                Ltd..........................         5,642
                                               ------------
                                                     15,560
                                               ------------
              MISCELLANEOUS FINANCIAL -- 1.0%
      4,000   Daiwa Securities Co., Ltd......         9,403
                                               ------------
              OFFICE MACHINERY -- 4.9%
      2,000   Brother Industries, Ltd........         4,408
      1,000   Fuji Photo Film Co., Ltd.......        34,528
      2,000   Konica Corp....................         7,655
                                               ------------
                                                     46,591
                                               ------------
              OIL DISTRIBUTION -- 1.0%
      2,000   Kamei Corp.....................         9,888
                                               ------------
              PAPER -- 1.0%,
      2,000   Daio Paper Corp................         9,756
                                               ------------
              REAL ESTATE ASSETS -- 0.6%
      3,000   Sumitomo Realty & Development
                Co., Ltd.....................         5,510
                                               ------------
              RETAIL/WHOLESALE -- 4.8%
      2,000   Kasumi Co., Ltd................         6,171
      4,000   Marubeni Corp..................         4,731
      3,000   Mitsubishi Corp................        14,547
      3,000   Mitsui & Co., Ltd..............        12,386
      3,000   Nissho Iwai Corp...............         1,939
      2,000   Tokyu Store Chain Co., Ltd.....         5,730
                                               ------------
                                                     45,504
                                               ------------

  SHARES                                       MARKET VALUE
-----------                                    ------------
              COMMON STOCKS (CONTINUED)
              SERVICES -- 4.5%
      2,000   Hitachi Information Systems,
                Ltd..........................  $     17,514
      1,000   Intec Inc......................         6,994
          5   NTT Data Communications Systems
                Corp.........................        18,292
                                               ------------
                                                     42,800
                                               ------------
              SOAPS & COSMETICS -- 0.7%
      2,000   Lion Corp......................         6,964
                                               ------------
              TELEPHONE -- 1.3%
          2   Japan Telecom Co., Ltd.........        12,048
                                               ------------
              TRANSPORTATION -- 6.3%
          4   Central Japan Railway Co.,
                Ltd..........................        16,956
      2,000   Iino Kaiun Kaisha, Ltd.........         3,100
      4,000   Mitsui O.S.K. Lines, Ltd.......         5,789
      2,000   Seino Transportation Co.,
                Ltd..........................        10,153
      4,000   Tokyu Corp.....................         8,933
          4   West Japan Railway Co..........        14,899
                                               ------------
                                                     59,830
                                               ------------
              TRAVEL/ENTERTAINMENT -- 0.2%
        200   Capcom Co., Ltd................         1,543
                                               ------------
              TOTAL COMMON STOCKS (COST
                $1,118,402) -- 97.6%.........       934,511
                                               ------------
              TOTAL INVESTMENTS (COST
                $1,118,402)(A) -- 97.6%......       934,511
              OTHER ASSETS IN EXCESS OF
                LIABILITIES -- 2.4%..........        22,490
                                               ------------
              TOTAL NET ASSETS -- 100.0%.....  $    957,001
                                               ============

---------------

(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

Unrealized appreciation...    $  25,445
Unrealized depreciation...     (209,336)
                              ---------
Net unrealized
  depreciation............    $(183,891)
                              =========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

MARKET COMMENTARY

     The international markets experienced a tumultuous period from April 1, 1998, through September 30, 1998. Extreme market volatility was observed across all markets around the world. The political uncertainty and economic collapse of Russia, and the deteriorating financial crisis in Asia severely dampened investors' confidence. Fearing the contagion would trigger a worldwide recession, investors reduced exposure to equities, resulting in a drastic downturn in the markets in August. This volatile market climate also led to a flight to quality. Investors refocused on larger companies and as a result, small stocks around the world were more severely penalized than large stocks. For the six months ending September 30, 1998, international small stocks, as measured by the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS)(1), lost 19.74%. During the same period, international large stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East Standard Index (MSCI Standard EAFE), lost 12.26%.

     After enjoying spectacular returns from 1997 through March 31,1998, European markets retreated in the second and third quarters of 1998. Companies across Europe continued to benefit from low interest rates and encouraging domestic growth. However, adverse effects from the financial crises in Asia and Russia began to impact earnings for European companies. Value stocks, in particular, suffered during the past six months. European large stocks lost 9.88%(2), and small stocks went down 16.76%(2).

     The picture is much gloomier for the markets in Asia. In Japan, the numerous enacted financial stimulus packages failed to address the fundamental problem of the economy, and investors responded with indifference and disappointment. The Japanese yen fell to a low of 147 yen per U.S. dollar in August. The yen eventually stabilized only after intervention from both the Japanese and U.S. governments. For the six months ending September 30, 1998, Japanese small stocks fell 18.75%(2), while large stocks lost 19.12%(2). In comparison, companies with high relative strength (i.e. companies that had done well in the past relative to the market) outperformed companies with low relative strength (i.e. companies that had done poorly relative to the market). The situation in the rest of Asia was even more dismal. Countries were still struggling through the economic recession and recoveries were still fragile. In an effort to defend the Hong Kong dollar, the Hong Kong government deviated from its historical "free market" policy and intervened in the stock market to prop up stock prices. In September, the Malaysian government surprised investors by announcing a series of controls that severely restricted trading by foreigners. Despite these attempts by the various governments to support the market, real estate prices are still plummeting, domestic consumption is falling and unemployment rates are rising. The near-term prospects for the region remain bleak. For the six months, small stocks for the Pacific ex Japan region lost 36.11%(2), and large stocks fell 29.12%(2). Value stocks suffered during this period.

     Concerns over the slowing Canadian economy caused the Canadian dollar to reach a 10-year low against the U.S. dollar. Value stocks continued to outperform growth stocks during the last two quarters. Despite the strong rebound in September, small stocks still underperformed large stocks over the past six months. During this period, Canadian small stocks lost 32.73% while large stocks suffered a loss of 28.87%.

     The foreign exchange market also experienced extreme volatility and polarization. Canada and Australia, whose economies are largely based on natural resources, saw their currencies falter as exports to Asia declined. The various Asian currencies lost ground against the U.S. dollar while European currencies on average appreciated over 10%. Among the currencies of the 21 developed markets, the Australian dollar suffered the largest depreciation against the U.S. dollar by losing 10.69% over the last six months. The Danish Krone experienced the highest appreciation of 10.93%.

PORTFOLIO REPORT

     The Barr Rosenberg International Small Capitalization Fund follows a systematic and disciplined approach to international investing. Our portfolio closely tracks the country and industry exposures of the CRIexUS(1) with diversification over 21 developed markets and over 500 holdings. As of September 30, 1998, the top 10 holdings accounted for about 12% of the total portfolio. Approximately 73% of the holdings were invested in Europe. Banks and Credit Institutions together with Metal and Machinery Products represented 20% of the portfolio. The price-to-positive-earnings ratio of the portfolio was 11, and the median market capitalization of the holdings was approximately $205 million.

     In light of the restrictions imposed on foreign investors by the Malaysian government, we decided to apply a discount of 30% to the valuation of Malaysian securities held in the portfolio as of September 30, 1998. This discount rate was determined after careful consideration of several factors including recent activities in the Malaysian securities market and actions taken by other members of the international investing community. As of September 30, 1998, the value of our Malaysian securities holdings constituted less than 1% of the portfolio. Currently, Malaysia is still a constituent country in the CRIexUS(1), the benchmark of the Fund. Accordingly, we intend to retain our equity exposure in Malaysian securities, so as to match the characteristics of the benchmark, which is in line with our investment philosophy. We will monitor the situation closely and act in the best interests of our shareholders as further developments ensue.

OUTLOOK

     We expect to witness further volatility in the world markets over the next 6 months. As experts around the world collaborate to tackle the current economic crisis, we are hopeful stability and growth will soon resume. In the long run, we are optimistic about the prospects of international small stock investing. We at Rosenberg strive to provide investors with added reward and diversification to their portfolios. The International Small Capitalization Fund offers investors the opportunity to take advantage of the potential growth and added diversification presented by the international small stock market.

     International investing involves increased risk and volatility. Small capitalization funds typically carry additional risks since smaller companies have experienced a greater degree of volatility than average.

     Past performance does not guarantee future results.

---------------
(1) The Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS) is the benchmark for the Barr Rosenberg International Small Capitalization Fund. It is an unmanaged index of non-U.S. small capitalization companies with market capitalization up to $4 billion. The index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and U.K. Investors cannot invest directly in any Index.

(2) Large stock returns are based on individual country and regional MSCI Standard Indices; small stock returns are based on individual country and regional CRIexUS.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS -- 97.3%
              AUSTRALIA -- 2.1%
              Building -- 0.2%
     24,700   Leighton Holdings, Ltd.....  $     80,603
                                           ------------
              Chemicals -- 0.2%
     16,300   Incitec, Ltd...............        45,180
     83,600   Ticor, Ltd.*...............        30,202
                                           ------------
                                                 75,382
                                           ------------
              Construction
                Materials -- 0.3%
      8,000   Adelaide Brighton, Ltd.....         3,790
     31,600   RGC, Ltd...................        47,162
     26,603   Westralian Sands, Ltd......        50,734
                                           ------------
                                                101,686
                                           ------------
              Drugs -- 0.1%
      3,857   Soul Pattinson & Company,
                Ltd......................        54,823
                                           ------------
              Electronics -- 0.1%
     27,400   Metal Manufactures, Ltd....        33,754
      5,300   OPSM Protector, Ltd........        10,358
                                           ------------
                                                 44,112
                                           ------------
              Financial
                Investments -- 0.2%
     12,977   Australian Foundation
                Investment Company,
                Ltd......................        20,213
      7,100   Harvey Norman Holdings,
                Ltd......................        41,840
     73,800   Orbital Engine Corp.,
                Ltd.*....................        28,848
                                           ------------
                                                 90,901
                                           ------------
              Liquor & Tobacco -- 0.4%
     19,300   Rothmans Holdings, Ltd.....       132,822
                                           ------------
              Media -- 0.0%
      4,000   Pacific Magazines and
                Printing, Ltd............         6,467
      5,600   Village Roadshow, Ltd......         9,618
                                           ------------
                                                 16,085
                                           ------------
              Metals -- 0.1%
      8,200   Bougainville Copper,
                Ltd.*....................         1,457
     33,900   Eltin, Ltd.................        21,282
                                           ------------
                                                 22,739
                                           ------------
              Oil Distribution -- 0.2%
     25,900   Caltex Australia, Ltd......        62,584
                                           ------------
              Oil Services -- 0.0%
     22,235   Australia Oil and Gas
                Corp., Ltd...............        17,119
                                           ------------
              Paper -- 0.0%
     26,000   Spicers Paper, Ltd.........        18,016
                                           ------------
              Real Estate Assets -- 0.0%
     13,500   Mount Leyshon Gold Mines,
                Ltd......................         9,994
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              AUSTRALIA (CONTINUED)
              Retail/Wholesale -- 0.0%
      1,000   Atkins Carlyle, Ltd........  $      2,369
                                           ------------
              Services -- 0.2%
     33,600   Skilled Engineering,
                Ltd......................        26,864
     20,500   Spotless Group, Ltd........        41,887
                                           ------------
                                                 68,751
                                           ------------
              Transportation -- 0.1%
     18,700   Finemore Holdings, Ltd.....        23,811
                                           ------------
              Travel/Entertainment -- 0.0%
      1,100   AWA, Ltd.*.................           391
     20,000   Spotless Services, Ltd.....        11,845
                                           ------------
                                                 12,236
                                           ------------
                                                834,033
                                           ------------
              AUSTRIA -- 0.2%
              Liquor & Tobacco -- 0.2%
      1,330   BBAG Oesterreichische Brau-
                Beteiligungs AG..........        68,438
                                           ------------
              BELGIUM -- 0.2%
              Banking -- 0.2%
         40   BQE National Belgique......        75,384
                                           ------------
              CANADA -- 5.1%
              Banking -- 0.2%
      4,300   Laurentian Bank of
                Canada...................        72,547
                                           ------------
              Construction
                Materials -- 0.0%
        400   Lafarge Canada, Inc.*......        11,283
                                           ------------
              Defense -- 0.0%
        300   SNC Group, Inc.............         1,966
                                           ------------
              Electric Utilities -- 0.2%
      4,500   Atco, Ltd. -- Class I......        94,349
                                           ------------
              Electronics -- 0.1%
      5,400   Mitel Corp.*...............        44,049
                                           ------------
              Food -- 0.0%
      2,500   Cott Corp..................        13,514
                                           ------------
              Liquor & Tobacco -- 0.2%
        500   Rothmans, Inc..............        66,831
                                           ------------
              Media -- 0.7%
      2,400   Chum, Ltd. -- Class B......        59,519
        200   Hollinger, Inc.............         2,044
      3,000   Moore Corp., Ltd...........        32,334
      6,400   Quebecor, Inc. -- Class
                B........................       122,654
      4,700   Tva Group, Inc. -- Class
                B........................        39,263
                                           ------------
                                                255,814
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              CANADA (CONTINUED)
              Metals -- 0.5%
      5,900   Dofasco, Inc...............  $     65,717
      7,300   Prime Resources Group,
                Inc......................        62,418
     15,900   Stelco, Inc. -- Class A....        86,988
                                           ------------
                                                215,123
                                           ------------
              Miscellaneous
                Financial -- 0.2%
      4,100   Dundee BanCorp., Inc.*.....        32,236
      3,300   Fahnestock Viner Holdings,
                Inc.-Class A.............        45,406
                                           ------------
                                                 77,642
                                           ------------
              Oil -- 0.5%
        300   Cabre Exploration, Ltd.*...         2,211
      2,900   Chieftain International,
                Inc.*....................        48,833
      8,200   Encal Energy, Ltd.*........        31,161
      3,200   Penn West Petroleum,
                Ltd.*....................        34,804
      6,200   Poco Petroleum, Ltd.*......        61,138
      2,800   Remington Energy, Ltd.*....        15,594
        500   Ulster Petroleums, Ltd.*...         4,111
                                           ------------
                                                197,852
                                           ------------
              Oil Services -- 0.2%
        500   Ensign Resource Service
                Group, Inc...............         4,914
      4,900   Precision Drilling
                Corp.*...................        61,160
                                           ------------
                                                 66,074
                                           ------------
              Other Utilities -- 0.1%
      1,100   BC Gas, Inc................        20,793
                                           ------------
              Paper -- 0.5%
      8,400   Cascades, Inc..............        45,405
     15,600   Domtar, Inc................        76,658
     10,300   Noranda Forest, Inc........        42,179
      3,300   St. Laurent Paper Board,
                Inc.*....................        20,541
        200   West Fraser Timber Co.,
                Ltd......................         2,726
                                           ------------
                                                187,509
                                           ------------
              Real Estate Assets -- 0.5%
      2,100   Brookfield Properties......        21,120
      6,200   Cambior, Inc...............        37,170
      9,600   Cambridge Shopping
                Centres..................        64,787
      1,300   Franco Nevada Mining
                Corp.....................        27,001
     12,600   Inmet Mining Corp.*........        27,739
     11,100   Kinross Gold Corp.*........        33,527
                                           ------------
                                                211,344
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              CANADA (CONTINUED)
              Retail/Wholesale -- 0.4%
      3,400   Acktion Co.*...............  $     31,076
      2,000   Emco, Ltd.*................         9,959
      6,800   Sears Canada, Inc..........        77,970
      1,100   Toromont Industries,
                Ltd......................        11,351
      2,800   Westburne, Inc.*...........        27,152
                                           ------------
                                                157,508
                                           ------------
              Services -- 0.1%
        400   AGRA, Inc..................         2,424
      1,800   Hummingbird Communications,
                Ltd.*....................        36,619
     23,200   Philip Services Corp.*.....        18,849
                                           ------------
                                                 57,892
                                           ------------
              Soap/Cosmetics -- 0.1%
      4,300   CCL Industries, Inc.--Class
                B........................        42,965
                                           ------------
              Telephone -- 0.6%
      1,600   Maritime Telegraph &
                Telephone Co., Inc.......        32,498
        700   Newtel Enterprises, Ltd....        13,301
      1,400   QuebecTel Group, Inc.......        13,897
     11,700   Shaw Communications,
                Inc.--Class B............       195,479
                                           ------------
                                                255,175
                                           ------------
              Transportation -- 0.0%
        200   Mullen Transportation*.....         1,939
                                           ------------
                                              2,052,169
                                           ------------
              DENMARK -- 3.2%
              Banking -- 0.6%
      5,000   BG Bank A/S*...............       259,638
                                           ------------
              Construction
                Materials -- 0.1%
      2,500   Aalborg Portland Holding
                A/S......................        52,714
                                           ------------
              Food -- 0.5%
      8,700   Korn-Og Foderstof
                Kompagniet A/S...........       198,505
                                           ------------
              Retail/Wholesale -- 0.4%
      3,450   Monberg & Thorsen A/S......       154,721
                                           ------------
              Services -- 1.6%
     13,400   Aktieselskabet Potagua
                A/S......................       304,225
     15,200   Fls Industries A/S.........       320,503
                                           ------------
                                                624,728
                                           ------------
                                              1,290,306
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              FINLAND -- 2.9%
              Chemicals -- 0.6%
     37,300   Kemira Oy..................  $    245,558
                                           ------------
              Drugs -- 1.0%
     16,900   Orion Yhtyma OY-A Shares...       370,306
                                           ------------
              Metals -- 0.6%
     30,200   Outokumpu Oyj..............       250,449
                                           ------------
              Paper -- 0.7%
     39,800   Mesta Serla-B Shares.......       281,570
                                           ------------
                                              1,147,883
                                           ------------
              FRANCE -- 8.9%
              Autos -- 0.6%
      1,455   Equipments et Composants
                pour l'Industrie
                Automobile...............       243,763
                                           ------------
              Building -- 1.0%
      4,400   Groupe GTM.................       392,521
                                           ------------
              Computers -- 0.4%
     26,146   Bull SA*...................       177,501
                                           ------------
              Financial
                Investments -- 1.2%
      1,462   Generali France
                Assurances*..............       404,314
        150   Societe Eurafrance SA......        73,116
                                           ------------
                                                477,430
                                           ------------
              Food -- 0.7%
         58   Fromageries Bel SA.........        53,294
        466   Sucriere de Pithviers Le
                Vieil....................       236,957
                                           ------------
                                                290,251
                                           ------------
              Machinery -- 0.8%
      6,280   De Dietrich et Compagnie
                SA.......................       304,207
                                           ------------
              Media -- 1.6%
      1,836   Europe 1 Communication.....       366,885
      4,060   Gaumont SA.................       269,469
                                           ------------
                                                636,354
                                           ------------
              Oil Services -- 0.1%
        472   Elf Gabon..................        58,949
                                           ------------
              Oil Distribution -- 0.6%
      3,094   Esso Ste Anonyme
                Francaise................       240,684
                                           ------------
              Paper -- 0.5%
      2,400   Gascogne SA................       194,833
                                           ------------
              Real Estate Assets -- 0.0%
         63   Fimalac SA.................         5,845
                                           ------------
              Services -- 0.4%
      1,000   Havas Advertising SA.......       153,440
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              FRANCE (CONTINUED)
              Textiles -- 0.8%
      4,900   Chargeurs SA...............  $    240,419
      8,963   Dollfus-Mieg & Cie SA*.....        99,228
                                           ------------
                                                339,647
                                           ------------
              Transportation -- 0.2%
      1,200   Generale De Transport Et
                D'Industrie*.............        71,296
                                           ------------
                                              3,586,721
                                           ------------
              GERMANY -- 6.3%
              Banking -- 1.2%
     21,230   IKB Deutsche Industriebank
                AG.......................       431,878
                                           ------------
              Building -- 0.0%
        500   Bilfinger & Berger Bau
                AG.......................        10,022
                                           ------------
              Chemicals -- 0.1%
        350   Reutgers AG................        49,892
                                           ------------
              Construction
                Materials -- 0.6%
      4,580   Gerresheimer Glas AG.......        81,935
        998   Oberland Glas AG...........       158,296
                                           ------------
                                                240,231
                                           ------------
              Electric Utilities -- 0.1%
        140   Ueberlandwerke Unterfranken
                AG.......................        27,684
                                           ------------
              Insurance -- 0.1%
         38   Koelnisch
                Rueckversicherungs.......        51,156
                                           ------------
              Liquor & Tobacco -- 0.9%
      1,060   Binding Brauerei AG........       294,910
        340   Holsten-Brauerei AG........        71,200
                                           ------------
                                                366,110
                                           ------------
              Machinery -- 0.8%
         80   AGIV AG*...................         1,869
        170   Buderus AG.................        73,743
      8,800   IWKA AG....................       165,853
      5,000   WMF-Wuerttembergische
                Metallwarenfabrik AG.....        95,731
                                           ------------
                                                337,196
                                           ------------
              Metals -- 0.5%
      5,000   Degussa AG.................       215,394
                                           ------------
              Office Equipment -- 0.4%
        614   Koenig & Bauer-Albert AG...       141,436
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              GERMANY (CONTINUED)
              Retail/Wholesale -- 0.6%
      6,240   Andreae-Noris Zahn AG......  $    181,075
        270   Baywa AG...................        43,537
        400   Hornbach Baumarkt AG.......        16,274
                                           ------------
                                                240,886
                                           ------------
              Textiles -- 1.0%
      3,640   Adidas-Salomon AG..........       417,064
                                           ------------
                                              2,528,949
                                           ------------
              HONG KONG -- 1.6%
              Airlines -- 0.0%
      6,000   Hong Kong Aircraft
                Engineering Company,
                Ltd......................         7,124
                                           ------------
              Banking -- 0.3%
    175,360   HKR International, Ltd.....        54,316
     47,000   JCG Holdings, Ltd..........         8,492
     20,000   Wing Lung Bank, Ltd........        40,782
                                           ------------
                                                103,590
                                           ------------
              Distribution -- 0.0%
     33,000   Tan Chong International,
                Ltd......................         1,014
                                           ------------
              Electric Utilities -- 0.0%
     88,000   Hopewell Holdings, Ltd.....         8,858
                                           ------------
              Electronics -- 0.0%
    220,000   Wong's International
                Holdings, Ltd............        18,171
                                           ------------
              Financial
                Investments -- 0.1%
     46,000   Guaco Group, Ltd...........        24,340
     10,000   Lee Hing Development.......         1,342
     84,000   Peregrine Investment
                Holdings, Ltd.* (c)......             0
                                           ------------
                                                 25,682
                                           ------------
              Food -- 0.0%
     61,000   Lam Soon Hong KonG*........        14,958
                                           ------------
              Real Estate Assets -- 0.4%
    224,000   Chuang's Consortium
                International, Ltd.......        10,696
      5,000   Liu Chong Hing Investment,
                Ltd......................         2,597
    115,000   Mingly Corp................         8,163
     44,000   New Asia Realty & Trust
                Co.......................        28,393
     36,000   Pokfulam Development Co....         8,316
     22,000   Prestige Property
                Holdings.................           823
     31,000   Realty Development Corp....        45,810
    328,000   Shun Tak Holdings, Ltd.....        20,319

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              HONG KONG (CONTINUED)
              Real Estate Assets
                (continued)
    124,000   Tai Cheung Holdings,
                Ltd......................  $     24,005
     52,000   Wing On Co. International,
                Ltd......................        16,274
                                           ------------
                                                165,396
                                           ------------
              Retail/Wholesale -- 0.2%
     44,000   Dickson Concepts
                International, Ltd.......        34,354
     36,000   Jardine International
                Motor....................        11,151
     90,000   YGM Trading, Ltd...........        29,038
                                           ------------
                                                 74,543
                                           ------------
              Textiles -- 0.3%
     65,600   Yue Yuen Industrial
                Holdings.................       115,986
                                           ------------
              Transportation -- 0.2%
      9,000   China Motor Bus Co.........        55,985
     31,000   Orient Overseas
                International, Ltd.......        10,802
     32,500   Wah Kwong Shipping
                Holdings, Ltd............        12,164
                                           ------------
                                                 78,951
                                           ------------
              Travel/Entertainment -- 0.1%
    165,257   CDL Hotels International...        37,963
     13,000   Harbour Center
                Development..............         4,362
                                           ------------
                                                 42,325
                                           ------------
                                                656,598
                                           ------------
              IRELAND -- 0.8%
              Banking -- 0.8%
    129,100   Anglo Irish Bank Corp.
                plc......................       307,564
                                           ------------
              ITALY -- 6.3%
              Autos -- 0.5%
    155,200   Magneti Marelli............       215,549
                                           ------------
              Banking -- 3.7%
    191,670   Banca Nazionale
                dell'Agricoltura*........       266,780
     61,000   Banca Popolare di Milano...       439,288
    127,000   Banca Toscana..............       636,749
      5,000   Italmobiliare SpA..........       119,519
                                           ------------
                                              1,462,336
                                           ------------
              Building -- 0.9%
    443,680   Finmeccanica SpA*..........       368,111
                                           ------------
              Chemicals -- 0.0%
     28,820   Montefibre SpA.............        19,359
                                           ------------
              Electronics -- 0.2%
      2,000   Ericsson SpA...............        70,078
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              ITALY (CONTINUED)
              Machinery -- 0.3%
     47,810   Comau Finanziaria SpA......  $    122,096
                                           ------------
              Metals -- 0.7%
    462,800   SMI SpA*...................       277,268
                                           ------------
                                              2,534,797
                                           ------------
              JAPAN -- 15.2%
              Autos -- 0.9%
      9,000   Aichi Machine Industry Co.,
                Ltd......................        16,067
      7,200   Exedy Corp.................        34,752
     11,000   Kansei Corp................        37,173
     11,000   Mitsuba Corp...............        43,557
      3,000   Nippon Seiki Co., Ltd......        17,852
     35,000   Nissan Shatai Co., Ltd.....        70,710
      9,000   Sumitomo Wiring Systems,
                Ltd......................        39,737
      9,000   Tokyo Radiator
                Manufacturing Co.,
                Ltd......................        11,240
      3,000   Toyoda Gosei Co., Ltd......         9,455
     29,000   U-Shin Ltd.................        87,136
      1,000   Unipress Corp..............         1,109
                                           ------------
                                                368,788
                                           ------------
              Banking -- 1.0%
      3,100   The Bank of Okinawa,
                Ltd......................        52,608
      3,400   The Chiba Kogyo Bank,
                Ltd......................        53,703
     28,000   First Credit Corp..........        21,599
      1,000   The Kagawa Bank, Ltd.......         4,996
      2,000   The Kita-Nippon Bank,
                Ltd......................        86,687
      3,000   Nissin Co., Ltd............        41,853
      3,000   Shinki Co., Ltd............        26,447
     16,000   The Tochigi Bank, Ltd......        70,291
      4,000   The Tokushima Bank, Ltd....        23,744
                                           ------------
                                                381,928
                                           ------------
              Building -- 0.9%
      6,000   Footwork Construction
                Corp.....................        25,566
     16,000   Fukuda Corp................        36,438
      8,000   Higashi Nihon House Co.,
                Ltd......................        25,566
     10,000   Kyudenko Corp..............        59,506
     24,000   Misawa Homes Co., Ltd......        57,479
     16,000   Nippon Hodo Co., Ltd.......        62,416
      2,000   Ohmoto Gumi Co., Ltd.......         9,550
     44,000   SXL Corp...................        65,295
      3,000   Taisei Oncho Co., Ltd......        11,460
      3,000   Tenox Corp.................         6,656
                                           ------------
                                                359,932
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              Chemicals -- 0.6%
      4,000   Agro-Kanesho Co., Ltd......  $     24,096
     10,000   Asahi Denka Kogyo K.K......        32,765
      7,000   Fujikura Rubber Ltd........         9,308
     21,000   The Ohtsu Tire & Rubber
                Co., Ltd.................        27,307
      7,000   Toho Chemical Industry Co.,
                Ltd......................         7,868
     51,000   Toyo Tire & Rubber Co.,
                Ltd......................        75,309
     26,000   Tsurumi Soda Co., Ltd......        49,089
                                           ------------
                                                225,742
                                           ------------
              Construction
                Materials -- 0.5%
      1,000   Bunka Shutter Co., Ltd.....         2,057
     48,000   Central Glass Co., Ltd.....        85,336
     21,000   Kawagishi Bridge Works Co.,
                Ltd......................        51,682
     10,000   Mitani Sekisan Co., Ltd....        24,390
     16,000   Okabe Co., Ltd.............        37,614
      9,000   Takiron Co., Ltd...........        16,530
                                           ------------
                                                217,609
                                           ------------
              Drugs -- 0.7%
      6,000   Kaken Pharmaceutical Co.,
                Ltd......................        13,708
     18,000   Mikasa Seiyaku Co., Ltd....        52,894
     20,000   Nikken Chemicals Co.,
                Ltd......................        48,634
     12,000   Nippon Shinyaku Co.,
                Ltd......................        48,663
      4,000   Seikagaku Corp.............        14,722
     17,000   Tokyo Tanabe Co., Ltd......        53,827
     18,000   Tsumura & Co...............        54,747
                                           ------------
                                                287,195
                                           ------------
              Electric Utilities -- 0.1%
      3,400   The Okinawa Electric Power
                Co., Inc.................        48,732
                                           ------------
              Electronics -- 2.0%
      6,000   Asti Corp..................        17,543
      8,000   Canon Components, Inc......        19,982
     23,000   Foster Electric Co.,
                Ltd......................        84,991
      2,000   Fukuda Denshi Co., Ltd.....        19,248
      5,500   Geomatec Co., Ltd..........        25,455
     15,000   Iriso Electronics Co.,
                Ltd......................        30,855
      3,000   Kel Corp...................         7,273
     13,000   Kinseki, Ltd...............        53,100
      8,600   Kuramoto Seisakusho Co.,
                Ltd......................        28,431
      4,500   Mimasu Semiconductor
                Industry Co., Ltd........        41,324
     40,000   New Japan Radio Co.,
                Ltd......................        91,096
      6,200   Nihon Dempa Kogyo Co.,
                Ltd......................        51,469
     17,000   Nihon Inter Electronics
                Corp.....................        34,969

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              Electronics (continued)
     22,000   Nippon Tungsten Co.,
                Ltd......................  $     43,638
      5,000   Nissho Corp................        31,039
      9,000   Shindengen Electric
                Manufacturing Co.,
                Ltd......................        36,233
      5,800   Shinkawa Ltd...............        43,036
     21,000   Sokkia Co., Ltd............        25,455
     18,000   Tamura Corp................        77,094
      8,000   Wako Electric Co., Ltd.....        54,011
      4,000   Yamaichi Electronics Co.,
                Ltd......................        36,732
                                           ------------
                                                852,974
                                           ------------
              Financial
                Investments -- 0.3%
      9,000   Diamond Lease Co., Ltd.....        45,093
      8,000   Kyosei Rentemu Co., Ltd....        32,912
      2,000   Nakamichi Leasing Co.,
                Ltd......................         6,597
      2,600   Sanyo Electric Credit Co.,
                Ltd......................        26,741
      4,000   Tokyo Leasing Co., Ltd.*...        12,636
                                           ------------
                                                123,979
                                           ------------
              Food -- 0.6%
     10,000   Hokkaido Coca-Cola Bottling
                Co., Ltd.................        93,301
     29,000   Marudai Food Co., Ltd......        57,523
      4,600   Sanyo Coca-Cola Bottling
                Co., Ltd.................        41,566
      5,600   Shikoku Coca-Cola Bottling
                Co., Ltd.................        53,523
      7,000   Snow Brand Food Co.,
                Ltd......................        12,959
                                           ------------
                                                258,872
                                           ------------
              Household -- 0.8%
     30,000   Mizuno Corp................        82,207
     25,000   Okamura Corp...............        58,955
     30,000   Pilot Corp.................        88,378
      9,000   Tenma Corp.................        79,342
                                           ------------
                                                308,882
                                           ------------
              Machinery -- 1.5%
     25,000   Amada Sonoike Co., Ltd.....        62,261
      8,000   Amatsuji Steel Ball
                Manufacturing Co.,
                Ltd......................        54,658
     10,000   Daiwa Industries Ltd.......        28,651
     11,000   Kawata Manufacturing Co.,
                Ltd......................        21,415
     15,000   Kobe Diesel Co., Ltd.......        13,775
      4,000   Koken Ltd.*................        22,627
     12,000   Miura Co., Ltd.............       145,460
     11,000   Nissei Plastic Industrial
                Co., Ltd.................        50,911

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              Machinery (continued)
     12,000   Nitto Electric Works,
                Ltd......................  $     62,592
      9,000   Seibu Electric & Machinery
                Co., Ltd.................        15,868
      7,000   Seiko Corp.................        26,638
     10,000   Seirei Industry Co.,
                Ltd......................        12,122
     18,000   Sintokogio Ltd.............        48,927
      9,000   Toyo Machinery & Metal Co.,
                Ltd......................        13,158
      8,000   Yaskawa Electric Corp......        13,517
                                           ------------
                                                592,580
                                           ------------
              Media -- 0.3%
      1,000   Chubu-Nippon Broadcasting
                Co., Ltd.................         8,794
     20,000   Gakken Co., Ltd............        20,717
      8,000   Kyokuichi Corp.............         5,525
     53,000   Nippon Columbia Co.,
                Ltd......................        71,642
                                           ------------
                                                106,678
                                           ------------
              Metals -- 0.4%
      4,000   Chubu Steel Plate Co.,
                Ltd......................         5,143
     39,000   Mitsubishi Shindoh Co.,
                Ltd.*....................        34,668
      2,000   Nihon Electric Wire & Cable
                Co., Ltd.................         5,877
     18,000   Nittetsu Mining Co.,
                Ltd......................        43,903
     30,000   Sanyo Special Steel Co.,
                Ltd......................        22,260
     20,000   Showa Electric Wire & Cable
                Co., Ltd.................        26,447
      6,000   Tonichi Cable, Ltd.........        11,460
      3,000   Toyokuni Electric Cable
                Co., Ltd.................         8,397
                                           ------------
                                                158,155
                                           ------------
              Office Equipment -- 0.4%
     25,000   Asahi Optical Co., Ltd.....        85,770
      7,000   General Co., Ltd...........        13,885
     23,000   Nippon Typewriter Co.,
                Ltd......................        51,704
                                           ------------
                                                151,359
                                           ------------
              Oil Distribution -- 0.2%
     19,000   Yushiro Chemical Industry
                Co., Ltd.................        67,000
                                           ------------
              Other Utilities -- 0.2%
     40,000   Hokuriku Gas Co., Ltd......        76,403
      5,000   Otaki Gas Co., Ltd.........        13,958
                                           ------------
                                                 90,361
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              Paper -- 0.2%
     29,000   Chuetsu Pulp & Paper Co.,
                Ltd......................  $     43,888
      8,000   Furubayashi Shiko Co.,
                Ltd......................         8,757
     30,000   Settsu Corp.*..............         7,934
                                           ------------
                                                 60,579
                                           ------------
              Real Estate Assets -- 0.4%
     31,000   Azel Corp..................        57,162
     21,000   Fuji Corp., Ltd............        42,272
      7,000   Hankyu Realty Co., Ltd.....        24,684
      5,000   Hosoda Corp................        13,040
      5,000   Recruit Cosmos Co., Ltd....         8,081
      2,000   Shinko Kosan, Ltd..........         3,673
      8,000   Starts Corp................        21,746
                                           ------------
                                                170,658
                                           ------------
              Retail/Wholesale -- 1.6%
      8,000   Chain Store Okuwa Co.,
                Ltd......................        58,125
     11,000   Daika Corp.................        28,284
     18,000   Denkyosha Co., Ltd.........        68,764
     28,000   Footwork International
                Corp.....................        41,963
      5,000   Fuji Denki Reiki Co.,
                Ltd......................        15,134
     10,000   Joshin Denki Co., Ltd......        17,778
      7,000   Kansaidenpa Corp...........        20,570
     16,000   Kasumi Co., Ltd............        49,368
      2,200   Konaka Co., Ltd............         7,677
      9,000   Laox Co., Ltd..............        54,415
      1,000   Life Corp..................         3,747
     10,000   Matsuyandenki Co., Ltd.....        41,801
      1,000   Nagano Tokyu Department
                Store Co., Ltd...........         3,967
     14,000   Sagami Co., Ltd............        25,198
      1,000   Sanko Junyaku Co., Ltd.....         1,249
     18,000   Sogo Co., Ltd.*............        15,207
     27,000   Sogo Denki Co., Ltd........        14,877
     15,000   Somar Corp.................        27,108
     11,000   The Maruetsu, Inc..........        27,476
     19,000   Tokyu Store Chain Co.,
                Ltd......................        54,437
      4,000   Traveler Corp..............        14,223
      3,000   U.Store Co., Ltd...........        20,959
     17,000   Yuasa Funashoku Co.,
                Ltd......................        18,109
                                           ------------
                                                630,436
                                           ------------
              Services -- 0.7%
      2,000   Dai-Dan Co., Ltd...........        10,946
      1,500   Daiseki Co., Ltd...........         6,380
      3,100   Fujitsu Business Systems
                Ltd......................        34,617
      6,000   Gakuikusha Corp............        13,003
      9,000   Hitachi Information Systems
                Ltd......................        78,813

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              Services (continued)
      3,000   INES Corp..................  $     22,039
      3,000   Intec Inc..................        20,981
      4,000   Japan Engineering
                Consultants Co., Ltd.....         7,934
     16,000   Nippon Mic Co., Ltd........        24,684
      2,000   Shingakukai Co., Ltd.......         5,334
      3,000   Software Research
                Associates, Inc..........        15,031
      2,800   Wesco Inc..................         6,130
      5,600   Yellow Hat, Ltd............        39,906
                                           ------------
                                                285,798
                                           ------------
              Soap/Cosmetics -- 0.1%
      4,000   S.T. Chemical Co., Ltd.....        12,724
      5,000   Sunstar Inc................        11,387
                                           ------------
                                                 24,111
                                           ------------
              Textiles -- 0.1%
      6,000   D'Urban Inc................         7,141
     15,000   Tomiya Apparel Co., Ltd....        22,039
                                           ------------
                                                 29,180
                                           ------------
              Transportation -- 0.4%
     31,000   Iino Kaiun Kaisha, Ltd.....        48,053
     10,000   Kobe Electric Railway Co.,
                Ltd......................        32,177
     21,000   Nissin Corp................        31,627
      8,300   Sanritsu Corp..............        32,927
                                           ------------
                                                144,784
                                           ------------
              Travel/Entertainment -- 0.3%
      8,100   Capcom Co., Ltd............        62,482
      1,400   Daiichikosho Co., Ltd......        14,399
      3,000   Nikkodo Co., Ltd...........         1,873
     17,000   Seiyo Food Systems Inc.....        55,576
                                           ------------
                                                134,330
                                           ------------
                                              6,080,642
                                           ------------
              MALAYSIA -- 0.6% (D)
              Agriculture -- 0.0%
     26,000   Gadek (Malaysia) BHD.......         8,717
                                           ------------
              Autos -- 0.0%
     11,000   Tan Chong Motor Holdings
                BHD......................         1,631
                                           ------------
              Banking -- 0.0%
      5,000   MBF Capital BHD............           599
    103,000   Multi-Purpose Holdings
                BHD......................        12,333
                                           ------------
                                                 12,932
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              MALAYSIA (CONTINUED)
              Chemicals -- 0.0%
     12,000   Batu Kawan BHD.............  $      8,400
                                           ------------
              Construction
                Materials -- 0.0%
     23,000   Cement Industries of
                Malaysia.................         8,135
        750   Malayan Cement BHD.........           141
     25,000   Pan-Malaysia Cement Works
                BHD......................         2,855
                                           ------------
                                                 11,131
                                           ------------
              Durables -- 0.0%
        840   Silverstone BHD*(a)........             0
      1,100   Matsushita Electric Co.....         2,128
                                           ------------
                                                  2,128
                                           ------------
              Electronics -- 0.0%
      1,000   Malaysian Pacific
                Industries BHD...........           696
                                           ------------
              Financial
                Investments -- 0.1%
      5,333   Austral Amalgamated BHD....           486
     35,000   Berjaya Group BHD..........         3,385
     37,000   Keck Seng (Malaysia) BHD...         8,520
      3,000   Olympia Industries BHD.....           216
     12,000   TA Enterprise BHD..........         1,592
     84,000   Talam Corporation BHD......        12,610
                                           ------------
                                                 26,809
                                           ------------
              Food -- 0.3%
      4,000   Austral Enterprises........         2,299
     35,000   Boustead Holdings BHD......        13,668
     18,000   Far East Holdings BHD......         7,262
     48,000   Highlands & Lowlands BHD...        16,977
     26,000   Kuala Sidim BHD............        20,881
     53,000   Kulim (M) BHD..............        11,423
      8,000   United Plantations BHD.....         5,099
                                           ------------
                                                 77,609
                                           ------------
              Metals -- 0.0%
     20,000   Malaysia Mining Corp.
                BHD......................         3,242
                                           ------------
              Miscellaneous
                Financial -- 0.1%
     40,000   Pan Pacific Asia BHD.......         6,632
    108,000   Sarawak Enterprise Corp....        17,905
                                           ------------
                                                 24,537
                                           ------------
              Oil Services -- 0.0%
      6,000   Antah Holdings BHD.........           636
                                           ------------
              Paper -- 0.0%
     50,000   Dijaya Corp................         4,605
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              MALAYSIA (CONTINUED)
              Real Estate Assets -- 0.1%
     24,000   Amsteel Corp. BHD*.........  $      1,724
    140,000   Asia Pacific Land BHD......        10,188
      2,000   IOI Properties.............           733
      6,000   Island & Peninsular BHD....         2,542
     64,000   Lion Land BHD..............         5,129
     13,000   Malaysia Helicopter
                Services BHD.............         1,185
     18,000   Sime UEP Properties BHD....         8,754
     15,000   Worldwide Holdings BHD.....         2,238
                                           ------------
                                                 32,493
                                           ------------
              Retail/Wholesale -- 0.0%
    205,400   Malayan United Industries
                BHD......................        17,594
                                           ------------
              Services -- 0.0%
     27,000   Kinta Kellas plc...........         2,636
     51,000   Paramount Corp. BHD........         6,764
                                           ------------
                                                  9,400
                                           ------------
              Travel/Entertainment -- 0.0%
     31,000   Berjaya Land BHD...........         7,767
     22,000   Faber Group BHD*...........         1,621
     24,000   Rekapacific BHD*...........         1,768
                                           ------------
                                                 11,156
                                           ------------
                                                253,716
                                           ------------
              NETHERLANDS -- 4.0%
              Financial
                Investments -- 0.9%
     12,880   VIB NV.....................       372,378
                                           ------------
              Metals -- 0.8%
     11,340   Koninklijke Hoogovens NV...       317,627
                                           ------------
              Real Estate Assets -- 0.7%
      4,890   Wereldhave NV..............       287,681
                                           ------------
              Retail/Wholesale -- 0.3%
      5,900   Apothekers Cooperatie
                Opg-CV...................       133,018
                                           ------------
              Textiles -- 0.7%
      6,820   Gamma Holding NV...........       262,297
                                           ------------
              Transportation -- 0.6%
     17,070   Koninklijke Nedlloyd Groep
                NV.......................       225,478
                                           ------------
                                              1,598,479
                                           ------------
              NEW ZEALAND -- 0.3%
              Agriculture -- 0.0%
      6,000   Fernz Corp., Ltd...........        15,165
                                           ------------
              Durables -- 0.0%
      2,950   Fisher & Paykel Industries,
                Ltd......................         7,899
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              NEW ZEALAND (CONTINUED)
              Food -- 0.1%
     28,400   Sanford, Ltd...............  $     35,536
                                           ------------
              Oil Distribution -- 0.1%
      3,800   New Zealand Refining Co....        31,572
                                           ------------
              Other Utilities -- 0.0%
      3,200   Enerco New Zealand, Ltd....         5,926
                                           ------------
              Retail/Wholesale -- 0.1%
     31,200   Hallenstein Glasson
                Holdings, Ltd............        24,204
                                           ------------
                                                120,302
                                           ------------
              NORWAY -- 2.3%
              Defense -- 0.4%
     11,900   Kvaerner ASA-Class A.......       151,123
                                           ------------
              Food -- 0.6%
     30,100   Rieber & Son ASA -- Class
                A*.......................       223,659
                                           ------------
              Oil Services -- 1.0%
     39,000   Saga Petroleum ASA.........       400,437
                                           ------------
              Paper -- 0.3%
      5,800   Norske Skogindustrier
                ASA......................       127,332
                                           ------------
                                                902,551
                                           ------------
              SINGAPORE -- 1.1%
              Banking -- 0.1%
     84,000   Keppel Bank of Singapore,
                Ltd......................        50,857
     26,000   Overseas Union Trust,
                Ltd......................        15,279
                                           ------------
                                                 66,136
                                           ------------
              Building -- 0.1%
     16,800   IPCO International Ltd.*...         6,384
     22,000   Jurong Engineering, Ltd....        15,017
                                           ------------
                                                 21,401
                                           ------------
              Computers -- 0.0%
      4,000   ACMA, Ltd..................         1,330
                                           ------------
              Electronics -- 0.2%
     13,200   Elec & Eltek International
                Co., Ltd.................        65,472
                                           ------------
              Machinery -- 0.1%
     20,000   Prima, Ltd.................        21,012
                                           ------------
              Media -- 0.2%
     49,000   Times Publishing...........        63,987
                                           ------------
              Office Equipment -- 0.1%
     69,000   WBL Corp., Ltd.............        30,513
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              SINGAPORE (CONTINUED)
              Real Estate Assets -- 0.1%
      8,000   Centrepoint Properties,
                Ltd......................  $      3,158
      7,000   Fraser & Neave, Ltd........        15,041
     50,000   Lim Kah Ngam, Ltd..........        10,981
     90,000   MCL Land, Ltd..............        23,239
     47,000   Metro Holdings, Ltd........        22,318
     19,000   Sembawang Resources,
                Ltd......................         9,022
      2,000   United Industrial CP.......           582
                                           ------------
                                                 84,341
                                           ------------
              Retail/Wholesale -- 0.1%
     46,000   Bonvests Holdings, Ltd.....         7,372
     51,000   Hour Glass, Ltd............         8,325
     15,000   Intraco, Ltd...............         2,849
     18,000   Isetan (Singapore).........        15,065
                                           ------------
                                                 33,611
                                           ------------
              Services -- 0.0%
     12,000   ST Computer System &
                Services, Ltd............         8,761
                                           ------------
              Telephone -- 0.0%
      5,000   Wearnes International,
                Ltd......................           653
                                           ------------
              Transportation -- 0.1%
     12,000   Chuan Hup Holdings, Ltd....         2,564
      4,000   HWA Hong Corp..............         1,793
     48,000   TIBS Holdings, Ltd.........        19,944
                                           ------------
                                                 24,301
                                           ------------
                                                421,518
                                           ------------
              SPAIN -- 4.1%
              Banking -- 1.0%
      7,830   Banco Pastor SA............       413,367
                                           ------------
              Construction
                Materials -- 0.5%
      4,000   Cristaleria Espanola SA....       216,521
                                           ------------
              Drugs -- 0.5%
     31,400   Energias E Industrias
                Aragonesas...............       193,176
                                           ------------
              Electric Utilities -- 1.3%
     53,840   Fuerzas Elec De Cataluna-A
                Shares...................       524,889
                                           ------------
              Food -- 0.7%
     11,129   Azucarera Ebro Agricolas
                SA*......................       264,780
                                           ------------
              Paper -- 0.1%
      3,000   Tableros De
                Fibras -- Series 'B'.....        39,595
                                           ------------
                                              1,652,328
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              SWEDEN -- 2.8%
              Defense -- 0.4%
      9,400   Celsius AB-B Shares........  $    177,573
                                           ------------
              Machinery -- 0.7%
      5,400   SKF AB.....................        66,858
     13,500   Svedala Industri AB........       206,777
                                           ------------
                                                273,635
                                           ------------
              Metals -- 1.3%
     48,000   SSAB-Series A..............       505,454
        800   SSAB-Series B..............         8,271
                                           ------------
                                                513,725
                                           ------------
              Real Estate Assets -- 0.2%
      3,700   Custos AB..................        74,855
                                           ------------
              Retail/Wholesale -- 0.2%
     10,400   Ratos Forvaltnin, Class
                B........................        92,258
                                           ------------
                                              1,132,046
                                           ------------
              SWITZERLAND -- 7.6%
              Autos -- 1.0%
        710   Rieter Holdings, Ltd.......       386,206
                                           ------------
              Banking -- 0.6%
        320   Banca Del Gottardo.........       221,915
                                           ------------
              Construction
                Materials -- 0.4%
        200   Zuercher Ziegeleien
                Holding..................       173,371
                                           ------------
              Defense -- 0.9%
      3,070   Oerlikon-Buhrle HD.........       358,160
                                           ------------
              Electric Utilities -- 0.2%
        100   Centralschweizerische
                Kraftwerke...............        77,656
                                           ------------
              Electronics -- 2.0%
        240   Ascom Holding AG*..........       355,411
        930   Sulzer AG..................       460,193
                                           ------------
                                                815,604
                                           ------------
              Food -- 0.1%
         40   Hero AG -- Bearer..........        22,538
                                           ------------
              Insurance -- 0.4%
        300   Berner Allgemeine
                Holdinggesellschaft*.....       154,951
                                           ------------
              Machinery -- 2.0%
        420   Bucher Holding AG..........       376,216
        340   Schindler-Holding AG.......       419,500
         60   SIG Schweizerische
                Industrie-Gesellschaft
                Holding AG...............        32,941
                                           ------------
                                                828,657
                                           ------------
                                              3,039,058
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              UNITED KINGDOM -- 21.7%
              Autos -- 0.5%
     60,000   LucasVarity plc............  $    186,085
                                           ------------
              Banking -- 0.6%
     88,000   Paragon Group Co. plc......       223,574
                                           ------------
              Building -- 4.0%
     70,000   Barratt Developments plc...       227,805
    115,000   Beazer Group plc...........       288,261
     94,000   Bellway plc................       404,952
     97,000   Mccarthy & Stone plc.......       188,744
    173,601   Mowlem (John) & Co. plc....       302,393
    153,000   Wimpey (George)............       250,908
                                           ------------
                                              1,663,063
                                           ------------
              Construction
                Materials -- 0.9%
     61,000   Cape plc...................       121,805
     24,000   Marshalls plc..............        44,252
    185,000   Norcros plc................       182,346
                                           ------------
                                                348,403
                                           ------------
              Defense -- 0.4%
    176,000   Babcock International Group
                plc......................       168,989
                                           ------------
              Drugs -- 0.1%
     15,000   Medeva plc.................        23,452
                                           ------------
              Electric Utilities -- 1.0%
     37,000   Viridian Group plc.........       404,619
                                           ------------
              Electronics -- 0.5%
     51,000   Oxford Instruments plc.....       182,873
                                           ------------
              Food -- 1.0%
    120,000   James Finlay plc...........       157,025
    134,000   Matthews (Bernard) plc.....       228,858
                                           ------------
                                                385,883
                                           ------------
              Insurance -- 0.3%
     44,000   London Pacific Group,
                Ltd......................       119,264
                                           ------------
              Liquor & Tobacco -- 0.8%
     41,000   Mansfield Brewery plc......       167,918
     26,800   Morland plc................       162,820
                                           ------------
                                                330,738
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              UNITED KINGDOM (CONTINUED)
              Machinery -- 1.6%
     40,000   600 Group plc..............  $     58,799
     52,000   Bullough plc...............        75,114
     21,800   Delta plc..................        42,419
     99,000   Haden Maclellan HD.........       137,116
     75,000   Renold plc.................       247,900
      7,000   Wagon Industrial
                Holdings.................        31,108
     20,000   Weir Group plc.............        58,969
                                           ------------
                                                651,425
                                           ------------
              Media -- 1.4%
    204,000   Cordiant Communications
                Group plc................       370,945
     75,000   Mirror Group plc...........       183,536
                                           ------------
                                                554,481
                                           ------------
              Miscellaneous
                Financial -- 0.0%
     12,000   Exco plc...................         4,690
                                           ------------
              Oil Distribution -- 0.1%
     15,000   Hunting plc................        43,590
                                           ------------
              Other Utilities -- 0.9%
     61,000   Waste Management
                International plc*.......       349,346
                                           ------------
              Paper -- 0.2%
     21,000   Low & Bonar plc............        67,271
                                           ------------
              Real Estate Assets -- 1.1%
    235,000   London Merchant Securities
                plc......................       433,305
                                           ------------
              Retail/Wholesale -- 2.1%
     34,000   Concentric plc.............        91,003
    134,950   Iceland Group plc..........       436,882
     74,000   Man (E D & F) Group plc....       362,177
                                           ------------
                                                890,062
                                           ------------
              Services -- 1.8%
    161,000   AMEC plc...................       413,142
    172,000   Dowding & Mills plc........       116,919
     53,000   Johnson Group Cleaners.....       198,150
                                           ------------
                                                728,211
                                           ------------
              Soap/Cosmetics -- 0.8%
    195,700   Body Shop International
                plc......................       325,922
                                           ------------
              Textiles -- 0.6%
     48,000   Allied Textile Cos. plc....        65,665
    113,000   Coats Viyella plc..........        68,171
    187,000   Dawson International.......        60,380
    107,000   Readicut International
                plc......................        52,278
                                           ------------
                                                246,494
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              UNITED KINGDOM (CONTINUED)
              Travel/Entertainment -- 1.0%
      4,000   Marston, Thompson &
                Evershed plc.............  $     12,542
     54,966   Wolverhampton & Dudley
                Breweries plc............       377,373
                                           ------------
                                                389,915
                                           ------------
                                              8,721,655
                                           ------------
              TOTAL COMMON STOCKS (COST
                $48,577,061) -- 97.3%....    39,005,137
                                           ------------
              RIGHTS & WARRANTS --FOREIGN
                SECURITIES -- 0.1%
              SINGAPORE -- 0.0%
              Building -- 0.0%
      6,300   IPCO International Wts @
                1.30.....................           189
                                           ------------
              SPAIN -- 0.1%
              Automotive -- 0.1%
      4,000   Cristale Bonus Shares......        34,660
                                           ------------
              TOTAL RIGHTS & WARRANTS --
                FOREIGN SECURITIES (COST
                $54,516).................        34,849
                                           ------------
              TOTAL INVESTMENTS (COST
                $48,631,577)
                (B) -- 97.4%.............    39,039,986
              OTHER ASSETS IN EXCESS OF
                LIABILITIES -- 2.6%......     1,048,769
                                           ------------
              TOTAL NET
                ASSETS -- 100.0%.........  $ 40,088,755
                                           ============

---------------

* Non-income producing security.

(a) Fair value security; valued by Management (Note 2).

(b) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

Unrealized appreciation...  $ 1,873,620
Unrealized depreciation...  (11,465,211)
                            -----------
Net unrealized
  depreciation............  $(9,591,591)
                            ===========

(c) Bankrupt security; valued by Management (Note 2).

(d) In September 1998, the Malaysian Government announced an imposition of capital controls. Although shares held in Malaysian stocks can be traded, shares purchased prior to September 1, 1998 need to be held until September 1, 1999, before sales proceeds can be converted into another currency.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

     Extreme market volatility was observed across all markets around the world. The political uncertainty and economic collapse of Russia, and the deteriorating financial crisis in Asia severely dampened investors' confidence. Fearing the contagion would trigger a worldwide recession, investors reduced exposure to equities, resulting in a drastic downturn in the markets. In the U.S., large stocks (S&P 500 Index(1)) were down almost 7%, and small stocks (Russell 2000 Index(2)) were down over almost 24% for the six months ended September 30, 1998. Such extreme conditions provide a real world test of the risk control procedures used in the Barr Rosenberg Market Neutral Fund. The market may continue to be somewhat volatile over the next few months.

     During the six months ended September 30,1998, exposure to risk indexes boosted the Fund's performance while inadvertent industry exposures and stock selection hurt performance. Risk indexes are measures of different types of common factor risks that affects groups of stocks such as value versus growth stocks, large versus small companies, highly leveraged versus less leveraged, high share trading activity versus low share turnover. We use 11 risk indexes in our performance attribution system and 38 industry groups. Since our valuation model naturally aligns with traditional measures of value, we will have some exposure to value related measures.

     Investment in shares of the Barr Rosenberg Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Barr Rosenberg Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of fund typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Past performance does not guarantee future results.

---------------
(1)The S&P 500 Index is an unmanaged, broad-based index of 500 widely held common stocks.

(2)The Russell 2000 is an unmanaged index of approximately 2000 small capitalization companies with market capitalization up to $2.5 billion.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS -- 90.2%
          AIRCRAFT -- 1.5%
  3,300   Ducommun, Inc.*...............  $      66,000
 75,900   Goodrich (B.F.) Co............      2,480,981
 46,200   Howmet International, Inc.*...        537,075
  5,200   Sequa Corp., Class A*.........        292,825
 25,000   Sundstrand Corp...............      1,159,375
    500   Triumph Group, Inc.*..........         14,875
                                          -------------
                                              4,551,131
                                          -------------
          AIRLINES -- 0.1%
    800   AHL Services, Inc.*...........         26,200
  3,800   Amtran, Inc.*.................         89,300
  5,800   Petroleum Helicopter, Inc.....        107,300
                                          -------------
                                                222,800
                                          -------------
          AUTOS -- 0.4%
 15,500   Amcast Industrial Corp........        227,656
 11,100   Arvin Industries, Inc.........        413,475
  8,700   Defiance, Inc.................         65,250
  4,400   Durakon Industries, Inc.*.....         47,300
    600   Johnstown America Industries,
            Inc.*.......................          8,550
    700   Navistar International
            Corp.*......................         15,838
 22,900   Standard Products Co..........        400,750
  4,400   Supreme Industries, Inc.*.....         42,350
                                          -------------
                                              1,221,169
                                          -------------
          BANKING -- 4.4%
  1,200   Albank Financial Corp.........         66,900
  1,000   Allstate Financial Corp.*.....          3,375
  5,700   Ambanc Holding Company,
            Inc.........................         74,100
  1,500   Ampal-American Israel
            Corp.*......................          6,000
  9,700   Associated Banc-Corp..........        304,944
  3,300   Bando McGlocklin Capital
            Corp........................         29,700
  1,400   BNCCorp., Inc.*...............         18,200
  4,300   BOK Financial Corp.*..........        186,513
  4,700   Calumet Bancorp, Inc.*........        141,294
  2,700   Carver Bancorp., Inc..........         24,638
  2,500   Central Co-Operative Bank.....         49,375
  5,300   Civic Bancorp*................         68,900
  7,900   Commercial Bank of New York...        129,363
  2,900   Community Financial Group,
            Inc.........................         35,706
  4,300   Consumer Portfolio Services,
            Inc.*.......................         15,588
 43,700   Contifinancial Corp.*.........        327,750
  1,200   CORUS Bankshares, Inc.........         40,800
 11,100   Dime Community Bancshares,
            Inc.........................        230,325
  4,700   FFY Financial Corp............        126,313
  1,600   Financial Bancorp, Inc........         53,000
    700   First Bancshares, Inc.........          9,100
  9,400   First Citizens BancShares,
            Inc., Class A...............        883,599
  1,800   First Keystone Financial,
            Inc.........................         24,525

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          BANKING (CONTINUED)
  1,500   First Mutual Savings Bank.....  $      22,500
    600   First Republic Bank*..........         18,300
  6,000   First Western Bancorp, Inc....        145,500
  1,400   FirstBank Puerto Rico.........         35,525
  3,600   FNB Rochester Corp............         64,800
  3,140   Golden State Bancorp..........         62,604
    700   Granite State Bankshares,
            Inc.........................         16,275
100,700   GreenPoint Financial Corp.....      3,209,812
  6,200   Hawthorne Financial Corp.*....         93,775
  2,600   HF Bancorp, Inc.*.............         41,600
  2,500   Home Port Bancorp, Inc........         51,250
 25,700   IMC Mortgage Co.*.............         50,597
    300   Iroquois Bancorp, Inc.........          6,000
  6,600   JSB Financial, Inc............        338,663
    900   Kankakee Bancorp, Inc.........         23,963
  4,100   Lakeview Financial Corp.......         93,788
  9,200   Litchfield Financial Corp.....        150,650
  3,000   North Central Bancshares,
            Inc.........................         52,125
  2,500   North County Bancorp*.........         33,750
  1,700   Northrim Bank.................         24,438
  1,600   NSS Bancorp, Inc..............         74,900
  1,000   Ocean Financial Corp..........         15,000
  2,950   Ottawa Financial Corp.........         66,375
  2,600   Pacific Bank N.A..............        113,100
 39,800   Pacific Century Financial
            Corp........................        664,162
  2,700   Pacific Crest Capital,
            Inc.*.......................         37,800
  2,000   PennFed Financial Services,
            Inc.........................         26,500
  1,000   Peoples Bancshares, Inc.......         17,000
  1,100   PVF Capital Corp.*............         12,788
  7,500   Quaker City Bancorp, Inc.*....        114,375
  2,700   Redwood Empire Bancorp........         44,213
 12,300   Reliance Bancorp, Inc.........        347,474
 15,000   Resource Bancshares Mortgage
            Group.......................        266,250
    800   Riggs National Corp...........         19,600
  2,000   SierraWest Bancorp............         45,250
 26,300   Silicon Valley Bancshares*....        420,799
    800   SIS Bancorp, Inc..............         30,900
 16,400   Southern Pacific Funding
            Corp.*......................          9,225
  1,400   Sterling Bancorp..............         28,175
  5,900   Student Loan Corp.............        264,763
  8,000   UMB Financial Corp............        379,499
 27,100   UST Corp......................        572,487
  3,000   Wainwright Bank & Trust Co....         22,125
  4,600   WFS Financial, Inc.*..........         27,600
 49,500   Wilmington Trust Corp.........      2,573,999
                                          -------------
                                             13,580,282
                                          -------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          BUILDING -- 1.7%
    500   American Homestar Corp.*......  $      11,000
 25,000   American Residential Services,
            Inc.*.......................        100,000
  5,600   AMREP Corp.*..................         43,050
  5,800   Beazer Homes USA, Inc.*.......        119,625
 62,900   Champion Enterprises, Inc.*...      1,462,424
 11,800   Crossmann Communities,
            Inc.*.......................        237,475
  8,300   Dominion Homes, Inc.*.........         87,150
 12,300   Hovnanian Enterprises, Inc.,
            Class A*....................        115,313
 10,700   Jacobs Engineering Group,
            Inc.*.......................        331,700
 13,800   Layne Christensen Co.*........        137,138
    900   Liberty Homes, Inc., Class
            A...........................         10,575
  4,800   M/I Schottenstein Homes,
            Inc.........................         88,800
 13,400   Matrix Service Co.*...........         62,813
  2,000   MYR Group, Inc................         23,375
  5,200   Perini Corp.*.................         36,075
 36,800   Pulte Corp....................        903,900
  2,000   Robertson - Ceco Corp.*.......         17,250
 12,600   Skyline Corp..................        365,400
 16,300   Southern Energy Homes,
            Inc.*.......................        114,100
 64,700   Walter Industries, Inc.*......        804,706
 10,400   Washington Homes, Inc.*.......         52,650
                                          -------------
                                              5,124,519
                                          -------------
          CHEMICALS -- 1.7%
  9,500   Bairnco Corp..................         52,844
 53,100   Cabot Corp....................      1,324,181
    200   ChemFirst, Inc................          3,525
  1,300   Detrex Corp.*.................          9,181
 40,500   Ferro Corp....................        804,938
138,200   IMC Global, Inc...............      2,677,624
  7,300   Pioneer Companies, Inc., Class
            A*..........................         30,113
 39,000   Wellman, Inc..................        497,250
                                          -------------
                                              5,399,656
                                          -------------
          CONSTRUCTION MATERIALS -- 1.9%
  3,600   Alpine Group, Inc.*...........         62,550
    100   AMCOL International Corp......          1,138
  3,500   Ameron International, Inc.....        123,375
 33,100   CalMat Co.....................        573,044
 15,200   Centex Construction Products,
            Inc.........................        518,700
  1,000   Continental Materials
            Corp.*......................         29,625
  6,300   Donnelly Corp.................         90,563
 13,800   Dravo Corp.*..................        174,225
 22,000   Florida Rock Industries.......        544,500
 46,200   Lafarge Corp..................      1,319,587
  8,150   Lancaster Colony Corp.........        250,613
 20,400   Libbey, Inc...................        601,800
    200   United States Lime & Minerals,
            Inc.........................          1,425

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          CONSTRUCTION MATERIALS
            (CONTINUED)
 25,800   USG Corp......................  $   1,115,849
  4,900   Vulcan Materials Co...........        495,819
                                          -------------
                                              5,902,813
                                          -------------
          DEFENSE -- 1.1%
 11,000   Alliant Techsystems, Inc.*....        728,749
  7,400   Allied Research Corp.*........         55,500
 10,200   Avondale Industries, Inc.*....        252,450
 10,100   Esterline Technologies
            Corp.*......................        198,213
  6,600   Herley Industries, Inc.*......         57,750
 19,100   Kaman Corp., Class A..........        327,088
 53,800   Newport News Shipbuilding,
            Inc.........................      1,442,512
  1,300   Orbit International Corp.*....          2,763
  3,700   Primex Technologies, Inc......        125,800
 14,800   SPACEHAB, Inc.*...............        129,038
 13,900   Todd Shipyards Corp.*.........         76,450
 11,500   United Industrial Corp........        117,156
                                          -------------
                                              3,513,469
                                          -------------
          DRUGS -- 3.8%
  9,600   Akorn, Inc.*..................         39,600
  1,410   Allergan Specialty
            Therapeutics, Inc., Class
            A*..........................         13,748
 59,100   Allergan, Inc.................      3,449,962
 32,400   Alpharma, Inc., Class A.......        850,500
 70,700   Bausch & Lomb, Inc............      2,783,812
 10,600   Biopool International,
            Inc.*.......................          7,288
 36,800   Cambrex Corp..................        867,100
 16,600   Copley Pharmaceutical,
            Inc.*.......................        166,000
 16,100   Diagnostic Products Corp......        429,669
  2,900   Gamma Biologicals, Inc........         15,406
  4,800   Hi-Tech Pharmacal Company,
            Inc.*.......................         19,200
  8,900   Hycor Biomedical, Inc.*.......         15,575
 12,500   Life Technologies, Inc........        417,188
 88,100   Mallinckrodt, Inc.............      1,789,530
  2,090   New Brunswick Scientific,
            Inc.*.......................         14,369
  6,200   Nutramax Products, Inc.*......         35,650
  2,300   PDK Labs, Inc.*...............          8,194
 10,400   PolyMedica Corp.*.............         95,550
 38,600   Roberts Pharmaceutical
            Corp.*......................        738,225
                                          -------------
                                             11,756,566
                                          -------------
          DURABLES -- 0.4%
 35,600   Fleetwood Enterprises, Inc....      1,074,675
  5,700   SMC Corp.*....................         38,475
  3,000   Whirlpool Corp................        141,000
                                          -------------
                                              1,254,150
                                          -------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          ELECTRIC UTILITIES -- 1.1%
 33,300   Energy East Corp..............  $   1,698,300
 28,200   Northeast Utilities*..........        472,350
 49,500   Public Service Company of New
            Mexico......................      1,098,281
                                          -------------
                                              3,268,931
                                          -------------
          ELECTRONICS -- 7.7%
 36,000   Acuson Corp.*.................        614,250
 12,600   Advanced Neuromodulation
            Systems, Inc.*..............         83,475
 10,800   Aetrium, Inc.*................         47,250
 12,200   Allied Healthcare Products,
            Inc.*.......................         21,350
 13,500   Alpha Industries, Inc.*.......        153,563
  5,500   American Technical Ceramics
            Corp.*......................         36,438
 11,200   AMX Corp.*....................         70,000
  7,600   Applied Signal Technology,
            Inc.*.......................         93,575
 45,100   Arterial Vascular Engineering,
            Inc.*.......................      1,668,699
  3,600   Aseco Corp.*..................          4,275
 13,600   Aspect Telecommunications
            Corp.*......................        326,400
  4,800   ATL Ultrasound, Inc.*.........        241,800
 35,300   Beckman Coulter, Inc..........      1,822,362
  2,150   Bel Fuse, Inc., Class A*......         33,056
  2,150   Bel Fuse, Inc., Class B*......         31,175
 14,400   Benchmark Electronics,
            Inc.*.......................        328,500
    800   Bio-Rad Laboratories, Inc.*...         19,500
    300   Biomet, Inc...................         10,406
  9,300   Burr-Brown Corp.*.............        158,100
 11,600   C. P. Clare Corp.*............         71,050
  7,600   California Microwave, Inc.*...         62,700
  7,200   CMC Industries, Inc.*.........         34,200
    100   CNS, Inc.*....................            381
 10,000   Cobra Electronics Corp.*......         37,500
  4,100   Cognitronics Corp.*...........         42,538
  5,000   Cohu, Inc.....................         82,500
 10,600   Comdial Corp.*................         87,450
 23,300   CONMED Corp.*.................        532,988
 16,400   CTS Corp......................        483,800
 15,800   Datascope Corp.*..............        349,575
  3,100   Datron Systems, Inc.,
            California*.................         18,600
  5,000   Diodes, Inc.*.................         25,000
  1,600   EFTC Corp.*...................          6,700
  7,200   EG&G, Inc.....................        162,900
    900   Electromagnetic Sciences,
            Inc.*.......................         12,375
  7,400   Empi, Inc.*...................        118,400
 22,200   FEI Co.*......................        177,600
132,300   General Instrument Corp.*.....      2,860,987
  1,100   General Microwave Corp.*......         18,769
 38,300   Haemonetics Corp.*............        737,274
 15,300   Harmon Industries, Inc........        336,600

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          ELECTRONICS (CONTINUED)
  3,100   II-VI, Inc....................  $      23,444
  2,500   Instron Corp..................         35,313
 19,200   Integrated Circuit Systems,
            Inc.*.......................        191,400
 63,200   International Rectifier
            Corp.*......................        323,900
 24,000   InterVoice, Inc.*.............        550,500
 35,100   Invacare Corp.................        824,849
  2,000   Invivo Corp.*.................         26,500
    200   ITI Technologies, Inc.*.......          4,800
  1,800   K-Tron International, Inc.*...         31,725
 11,400   Keithley Instruments, Inc.....         57,713
  1,800   Kewaunee Scientific Corp......         19,575
 14,300   Marquette Medical Systems*....        621,156
  2,500   Medstone International,
            Inc.*.......................         16,563
  4,900   Meridian Medical Technologies,
            Inc.*.......................         36,750
  9,200   Merix Corp.*..................         33,350
  1,600   Merrimac Industries, Inc.*....         14,000
 21,900   Microsemi Corp.*..............        175,200
    500   Microtest, Inc.*..............          1,750
  4,300   Mine Safety Appliances Co.....        346,150
  5,500   Minntech Corp.................         52,250
  2,100   Moore Products Co.*...........         43,050
    300   Mosaix, Inc.*.................          1,444
  4,100   Nanometrics, Inc.*............         28,700
    900   Newport Corp..................         12,600
  5,300   Norstan, Inc.*................         92,750
    200   Optek Technology, Inc.*.......          3,550
  2,300   Optical Coating Laboratory,
            Inc.........................         41,256
 13,800   Planar Systems, Inc.*.........        153,525
  4,200   Plantronics, Inc.*............        202,388
 13,100   Porta Systems Corp.*..........         24,563
  5,600   Reliability, Inc.*............         23,450
  7,500   Relm Wireless Corp.*..........         15,938
  4,900   ReSound Corp.*................         20,825
    800   Smartflex Systems, Inc.*......          4,700
    500   Snap-on, Inc..................         15,406
 11,400   Spacelabs Medical, Inc.*......        176,700
  1,000   Span-America Medical Systems,
            Inc.........................          5,625
  1,100   Sparton Corp.*................          6,531
 12,500   Stoneridge, Inc.*.............        202,344
 28,600   Sunrise Medical, Inc.*........        286,000
 10,300   Tech-Sym Corp.*...............        235,613
 53,900   Tektronix, Inc................        835,449
  3,100   Telco Systems, Inc.*..........         31,775
  1,600   TelCom Semiconductor, Inc.*...          4,000
 10,900   Teltrend, Inc.*...............        144,425
  3,100   Thermo BioAnalysis Corp.*.....         35,263
  5,500   Thermo Optek Corp.*...........         49,500
 20,800   ThermoQuest Corp.*............        202,800

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          ELECTRONICS (CONTINUED)
  1,100   ThermoSpectra Corp.*..........  $      10,863
 58,300   U.S. Surgical Corp............      2,430,380
  1,100   Uniphase Corp.*...............         45,100
  1,500   Vertex Communications
            Corp.*......................         27,563
  2,900   Vicon Industries, Inc.*.......         20,663
  4,700   Video Display Corp.*..........         35,544
  6,900   Vital Signs, Inc..............        114,281
 37,000   Waters Corp.*.................      2,478,999
  3,300   Wegener Corp.*................          5,775
  1,000   WPI Group, Inc.*..............          6,625
  2,600   Xeta Corp.*...................         39,650
 12,400   Zygo Corp.*...................         81,375
                                          -------------
                                             23,607,937
                                          -------------
          FINANCIAL INVESTMENTS -- 0.2%
  4,000   Amplicon, Inc.................         57,000
  2,100   Cooper Life Sciences*.........         63,000
  2,100   Echelon International
            Corp.*......................         44,494
 22,276   Electro Rent Corp.*...........        310,472
  5,500   HPSC, Inc.*...................         53,625
  5,800   PS Group Holdings, Inc........         67,425
  2,000   REFAC Technology Development
            Corp.*......................         19,750
    100   Rental Services Corp.*........          1,800
  7,400   Sunrise International Leasing
            Corp.*......................         20,350
                                          -------------
                                                637,916
                                          -------------
          FOOD -- 1.8%
 13,100   Chock Full o' Nuts Corp.*.....         81,875
 52,600   Corn Products International,
            Inc.........................      1,328,150
  3,000   Darling International,
            Inc.*.......................         10,500
 46,800   Dean Foods Co.................      2,059,199
 50,200   Earthgrains Co................      1,553,062
    860   Farmer Brothers Co............        184,900
  2,000   Fresh Foods, Inc.*............         19,000
  3,300   Interstate Bakeries Corp......        102,300
 19,800   M & F Worldwide Corp.*........        196,763
    700   Scope Industries..............         48,213
    500   Zapata Corp...................          4,844
                                          -------------
                                              5,588,806
                                          -------------
          HEALTH -- 1.4%
  4,000   Caretenders Health Corp.*.....         10,000
 17,400   Centennial HealthCare
            Corp.*......................        138,656
  8,700   Dianon Systems, Inc.*.........         53,288
  3,800   Equimed, Inc.*................          2,356
 15,300   Hanger Orthopedic Group,
            Inc.*.......................        284,963
 10,300   Horizon Health Corp.*.........         61,800
  5,266   Medical Resources, Inc.*......         13,494

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          HEALTH (CONTINUED)
  2,500   National Home Health Care
            Corp.*......................  $      10,938
  9,100   Pediatric Services of
            America*....................         31,281
 36,300   PhyMatrix Corp.*..............        136,125
 12,500   Quest Diagnostics, Inc.*......        206,250
 99,100   Quorum Health Group, Inc.*....      1,610,374
  2,800   Ramsay Health Care, Inc.*.....          2,975
  4,000   Sheridan Healthcare, Inc.*....         41,500
 21,600   Sola International, Inc.*.....        387,450
  3,266   SonoSight, Inc.*..............         22,250
 20,100   Staff Builders, Inc., Class
            A*..........................         12,563
 32,600   Universal Health Services,
            Inc., Class B*..............      1,361,049
                                          -------------
                                              4,387,312
                                          -------------
          HOUSEHOLD -- 2.5%
 19,500   ACX Technologies, Inc.*.......        251,063
  4,300   American Biltrite, Inc........        102,663
  1,300   Andersen Group, Inc.*.........          4,388
    700   Baldwin Piano & Organ Co.*....          8,050
 14,400   Bassett Furniture Industries,
            Inc.........................        421,200
115,000   Brunswick Corp................      1,487,812
 32,800   Carter-Wallace, Inc...........        514,549
 12,100   Catalina Lighting, Inc.*......         27,225
 12,700   Coastcast Corp................        107,156
  4,400   Daktronics, Inc.*.............         41,250
    800   Equity Marketing, Inc.*.......          5,000
  2,700   Escalade, Inc.*...............         54,000
 18,600   Genlyte Group, Inc.*..........        381,300
  1,600   Gundle/SLT Environmental,
            Inc.*.......................          5,100
 48,700   HON Industries, Inc...........      1,150,537
  5,900   Hunt Corp.....................         89,606
  1,500   Johnson Worldwide Associates,
            Inc., Class A*..............         14,438
 52,200   Kimball International, Inc.,
            Class B.....................        802,574
  1,600   Knoll, Inc.*..................         35,000
 13,400   LADD Furniture, Inc.*.........        221,100
  5,000   Myers Industries, Inc.........        115,000
 10,300   National Service Industries,
            Inc.........................        328,313
  4,600   Norwood Promotional Products,
            Inc.*.......................         86,825
 13,000   O'Sullivan Corp...............        110,500
  4,800   Patrick Industries, Inc.......         70,800
    200   Pubco Corp.*..................          1,950
  2,600   Pulaski Furniture Corp........         57,850
  5,000   Reunion Industries, Inc.*.....         15,625
 19,000   Rowe Furniture Corp...........        160,313
  4,800   SL Industries, Inc............         49,200
 12,800   Stanley Furniture Co.,
            Inc.*.......................        222,400
  1,100   Thomas Industries, Inc........         23,581

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          HOUSEHOLD (CONTINUED)
  1,300   TransLux Corp.................  $      11,538
  5,000   Triple S Plastics, Inc.*......         22,500
    800   U.S. Industries, Inc..........         12,050
  1,500   Valley Forge Corp.............         18,375
  8,800   Winsloew Furniture, Inc.*.....        167,200
 25,000   Wynn's International, Inc.....        467,188
                                          -------------
                                              7,665,219
                                          -------------
          INSURANCE -- 2.7%
 12,700   Acceptance Insurance
            Companies, Inc.*............        264,319
 32,700   ARM Financial Group, Inc......        580,425
  6,100   EMC Insurance Group, Inc......         76,250
 13,700   Fidelity National Financial,
            Inc.........................        463,231
  1,800   Financial Industries Corp.*...         25,200
 43,700   First American Financial
            Corp........................      1,398,400
 74,900   First Health Group Corp.*.....      1,816,324
 12,400   Foremost Corp of America......        228,625
  4,500   InterContinental Life
            Corp.*......................         89,438
  4,200   Kaye Group, Inc...............         26,250
 10,900   LandAmerica Financial Group,
            Inc.........................        558,625
  5,000   Liberty Financial Companies,
            Inc.........................        131,875
    400   Midland Co....................          9,075
  3,200   National Western Life
            Insurance, Class A*.........        372,800
    100   Pacificare Health Systems,
            Inc., Class A*..............          7,050
  6,000   Professionals Group, Inc.*....        156,000
  5,000   PXRE Corp.....................        128,438
  2,100   Standard Management Corp.*....         14,175
  8,700   Stewart Information Services
            Corp........................        501,338
 58,000   TIG Holdings, Inc.*...........        815,625
 24,000   Trigon Healthcare, Inc.*......        744,000
                                          -------------
                                              8,407,463
                                          -------------
          LIQUOR & TOBACCO -- 0.3%
 21,200   Coors (Adolph) Co., Class B...        973,875
  7,800   Swisher International Group,
            Inc., Class A*..............         46,800
                                          -------------
                                              1,020,675
                                          -------------
          MACHINERY -- 5.4%
  3,800   Acme Electric Corp.*..........         19,713
  4,600   American Buildings Co.*.......        108,100
  2,000   Amistar Corp.*................          4,500
 14,500   Ampco-Pittsburgh Corp.........        212,063
  8,000   Applied Science & Technology,
            Inc.*.......................         32,500
  5,500   Astec Industries, Inc.*.......        234,438
  4,200   Aztec Manufacturing Co........         37,538

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          MACHINERY (CONTINUED)
  5,900   Barnes Group, Inc.............  $     169,625
  6,900   Briggs & Stratton Corp........        283,763
 16,000   Brown & Sharpe Manufacturing
            Co.*........................        120,000
  2,200   BTU International, Inc.*......          6,325
  5,700   Central Sprinkler Corp.*......         67,688
 10,585   Danaher Corp..................        317,550
  6,700   Dayton Superior Corp.*........        118,088
  2,500   Edison Control Corp.*.........         20,625
  3,800   Engineered Support Systems....         54,625
 15,100   ESCO Electronics Corp.*.......        154,775
  8,400   Essef Corp....................        147,000
 13,500   Evans & Sutherland Computer
            Corp.*......................        177,188
    500   Farr Co.*.....................          4,875
 56,400   Fedders Corp..................        289,050
    700   Federal Screw Works...........         35,000
  4,200   Flowserve Corp................         85,050
  6,900   Gehl Co.*.....................         94,013
  9,700   Gencor Industries, Inc........        147,925
 14,600   Gleason Corp..................        234,513
  1,800   Graham Corp.*.................         20,250
 12,900   Greenbrier Companies, Inc.....        183,019
 35,400   Griffon Corp.*................        309,750
  8,300   Haskel International, Inc.,
            Class A.....................         60,175
 38,900   Kennametal, Inc...............      1,047,868
  5,000   Lincoln Electric Holding,
            Inc.........................        116,250
  5,500   Lufkin Industries, Inc........        143,000
  2,100   Martin Industries, Inc........          6,431
 22,000   Material Sciences Corp.*......        192,500
  5,300   Maxco, Inc.*..................         40,413
 30,000   MotivePower Industries,
            Inc.*.......................        701,249
  1,800   Mueller (Paul) Co.............         70,200
  9,000   NACCO Industries, Inc., Class
            A...........................        899,999
  3,600   National-Oilwell, Inc.*.......         44,550
  1,800   Oilgear Co....................         19,800
  2,000   Peerless Mfg Co.*.............         22,750
  1,000   Pentair, Inc..................         32,250
 10,300   Pitt-Des Moines, Inc..........        226,600
  7,500   Powell Industries, Inc.*......         58,125
 55,500   Premark International, Inc....      1,557,468
  1,900   Quipp, Inc.*..................         31,825
  3,300   Raytech Corp.*................         10,725
    800   Shaw Group, Inc.*.............          6,900
  2,500   Shiloh Industries, Inc.*......         45,313
    600   SPS Technologies, Inc.*.......         27,938
    600   SPX Corp.*....................         24,788
  4,200   Starrett (L.S.) Co., Class
            A...........................        144,900

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          MACHINERY (CONTINUED)
  1,100   Tecumseh Products Co., Class
            B...........................  $      56,650
 27,600   Teleflex, Inc.................        965,999
 51,900   Timken Co.....................        784,987
 63,800   Trinity Industries, Inc.......      2,069,512
  4,200   Twin Disc, Inc................        102,375
 57,000   UNOVA, Inc.*..................        936,937
  6,800   Varlen Corp...................        190,400
 23,500   Watts Industries, Inc.........        423,000
 53,600   York International Corp.......      1,788,899
                                          -------------
                                             16,540,325
                                          -------------
          MEDIA -- 2.5%
  2,500   4Kids Entertainment, Inc.*....         19,375
 37,600   Bowne & Co., Inc..............        636,850
 10,400   Cadmus Communications Corp....        202,800
 13,800   Chris-Craft Industries,
            Inc.*.......................        609,788
  3,400   Courier Corp..................         68,000
  2,900   Dick Clark Productions,
            Inc.*.......................         39,875
 15,700   Franklin Covey Co.*...........        307,131
  1,175   Grey Advertising..............        385,400
 25,200   Harcourt General, Inc.........      1,219,049
  3,700   Jostens, Inc..................         76,775
 66,100   King World Productions,
            Inc.*.......................      1,726,862
 26,200   Media General, Inc., Class
            A...........................      1,015,249
 10,000   Meredith Corp.................        320,000
 17,000   Merrill Corp..................        266,688
  4,200   Metatec Corp.*................         15,619
  9,200   Metro-Goldwyn-Mayer, Inc.*....        127,650
  7,700   Playboy Enterprises, Inc.,
            Class A*....................         95,769
  9,700   Readers Digest Assoc., Inc....        185,513
  4,500   Scholastic Corp...............        191,250
  9,400   Spice Entertainment Companies,
            Inc.*.......................         50,525
  3,700   Standard Register Co..........        100,594
  3,400   Thomas Nelson, Inc............         43,350
  1,100   Todd-AO Corp..................          8,113
  3,500   Vaughn Communications,
            Inc.*.......................         27,125
                                          -------------
                                              7,739,350
                                          -------------
          METALS -- 2.1%
 13,600   Atchison Casting Corp.*.......        135,150
  8,200   Bayou Steel Corp., Class A*...         31,775
 23,300   Belden, Inc...................        313,094
 11,300   Cable Design Technologies
            Corp.*......................        144,075
 17,200   Century Aluminum Co...........        184,900
  9,400   Chase Industries, Inc.*.......        133,363
  9,500   Cleveland-Cliffs, Inc.........        370,500
  6,600   Curtiss-Wright Corp...........        261,938
  5,400   EASCO, Inc....................         47,925

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          METALS (CONTINUED)
     50   Encore Wire Corp.*............  $         463
    900   Foster (L.B.) Corp.*..........          3,938
  1,200   General Housewares Corp.......         10,200
 23,800   Harsco Corp...................        716,974
  4,800   IMCO Recycling, Inc...........         68,100
 29,600   Intermet Corp.................        375,550
  2,700   Kentucky Electric Steel,
            Inc.*.......................         10,463
  7,700   Lindberg Corp.................         97,213
 38,100   Mueller Industries, Inc.*.....        969,168
  1,300   NS Group, Inc.*...............          8,044
 15,500   Olympic Steel, Inc.*..........        103,656
  4,000   Quanex Corp...................         79,250
  8,500   Roanoke Electric Steel
            Corp........................        110,500
  2,800   Special Metals Corp.*.........         29,050
  9,000   Steel of West Virginia,
            Inc.*.......................         55,125
 12,700   Superior TeleCom, Inc.........        614,362
 34,400   Texas Industries, Inc.........        864,299
 30,700   Titanium Metal Corp...........        433,638
  3,100   Tremont Corp..................        130,975
  5,100   Universal Stainless & Alloy
            Products, Inc.*.............         26,456
  5,700   Webco Industries, Inc.*.......         40,256
 16,300   Wolverine Tube, Inc.*.........        343,319
                                          -------------
                                              6,713,719
                                          -------------
          MISCELLANEOUS FINANCIAL --2.2%
  6,500   Atalanta Sosnoff Capital
            Corp........................         51,188
 17,700   Donaldson Lufkin & Jenrette,
            Inc.........................        452,456
 27,800   Eaton Vance Corp..............        641,138
  8,800   Edwards A.G., Inc.............        266,750
 20,900   EVEREN Capital Corp...........        506,825
 11,400   Hambrecht & Quist Group*......        209,475
  4,900   Investment Technology Group,
            Inc.*.......................        133,525
  1,500   JB Oxford Holdings, Inc.*.....          1,031
 22,000   Jefferies Group, Inc..........        583,000
  8,600   John Nuveen Co., Class A......        306,375
    600   McDonald & Company
            Investments, Inc............         18,600
    795   Omega Worldwide, Inc.*........          4,074
  6,800   Pilgrim America Capital
            Corp.*......................        130,050
 58,700   Raymond James Financial,
            Inc.........................      1,232,700
 14,000   Southwest Securities Group,
            Inc.........................        259,000
  4,190   Stifel Financial Corp.........         43,995
 80,700   United Asset Management
            Corp........................      1,735,049
  5,100   Value Line, Inc...............        200,175
    300   Ziegler Companies, Inc........          5,663
                                          -------------
                                              6,781,069
                                          -------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          OFFICE MACHINERY -- 3.8%
 22,000   Baldwin Technology Company,
            Inc., Class A*..............  $     121,000
 19,800   BancTec, Inc.*................        282,150
 20,900   Bell & Howell Co.*............        542,094
  6,100   Boundless Corp.*..............         21,350
  4,300   Ciprico, Inc.*................         31,444
 10,400   Computer Network Technology
            Corp.*......................         58,500
  3,800   CSP, Inc.*....................         30,400
  2,600   Cybex Computer Products
            Corp.*......................         65,325
 27,800   Cylink Corp.*.................        125,100
  2,500   Dataram Corp.*................         30,000
 18,900   Digi International, Inc.*.....        231,525
  6,450   Equinox Systems, Inc.*........         51,600
  9,000   General Binding Corp..........        295,313
 10,100   Genicom Corp.*................         22,094
 61,400   Imation Corp.*................      1,135,900
  6,700   Interphase Corp.*.............         37,688
 10,200   Key Tronic Corp.*.............         26,138
 43,100   Lexmark International Group,
            Inc., Class A*..............      2,987,368
  2,800   Network Appliance, Inc.*......        141,750
 37,500   Network Equipment
            Technologies, Inc.*.........        375,000
  3,200   Percon, Inc.*.................         20,400
    500   Polaroid Corp.................         12,281
 13,300   Powerhouse Technologies,
            Inc.*.......................        118,038
  5,800   Printronix, Inc.*.............         81,200
 12,400   PSC, Inc.*....................         94,550
 17,400   Rainbow Technologies, Inc.*...        237,075
 87,100   Storage Technology Corp.*.....      2,215,605
 13,700   Stratus Computer, Inc.*.......        461,519
 37,900   Tandy Corp....................      2,027,649
                                          -------------
                                             11,880,056
                                          -------------
          OIL -- 1.5%
  9,500   American Resources of
            Delaware, Inc.*.............         11,875
 31,500   Arch Coal, Inc................        468,563
 16,200   Basin Exploration, Inc.*......        268,313
 19,100   Cabot Oil & Gas Corp., Class
            A...........................        291,275
 14,700   Callon Petroleum Co.*.........        187,425
  3,500   Castle Energy Corp............         61,469
  1,800   Clayton Williams Energy,
            Inc.*.......................         17,663
    330   Columbus Energy Corp.*........          2,166
  1,500   Dominion Resources Black
            Warrior Trust...............         28,500
 27,700   Energen Corp..................        526,300
  2,400   Equity Oil Co.*...............          4,650

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          OIL (CONTINUED)
  9,300   Holly Corp....................  $     144,150
 12,900   Houston Exploration Co.*......        251,550
 13,500   Kerr-McGee Corp...............        614,249
 37,600   Louis Dreyfus Natural Gas
            Corp.*......................        545,200
  4,200   Maynard Oil Co.*..............         37,800
 53,300   Mitchell Energy & Development,
            Class B.....................        746,199
 11,000   PetroCorp., Inc.*.............         64,625
  2,800   Prima Energy Corp.*...........         41,300
 21,100   Tom Brown, Inc.*..............        258,475
                                          -------------
                                              4,571,747
                                          -------------
          OIL DISTRIBUTION -- 1.3%
 53,300   Amerada Hess Corp.............      3,074,743
 32,500   Kaneb Services, Inc.*.........        162,500
 60,600   Tesoro Petroleum Corp.*.......        791,588
                                          -------------
                                              4,028,831
                                          -------------
          OIL SERVICES -- 1.3%
  6,700   Dawson Geophysical Co.*.......         77,888
 35,500   ENSCO International, Inc......        383,844
 66,700   Helmerich & Payne*............      1,400,699
 31,800   Oceaneering International,
            Inc.*.......................        453,150
 20,200   Petroleum Development
            Corp.*......................        106,050
 30,000   Pool Energy Services Co.*.....        273,750
 56,700   Pride International, Inc.*....        453,600
 35,500   Seitel, Inc.*.................        383,844
 26,900   Veritas DGC, Inc.*............        448,894
                                          -------------
                                              3,981,719
                                          -------------
          OTHER UTILITIES -- 2.2%
 26,600   Allied Waste Industries,
            Inc.*.......................        621,775
 22,500   American Disposal Services,
            Inc.*.......................        876,094
  1,500   Clean Harbors, Inc.*..........          3,563
 29,700   Columbia Energy Group.........      1,741,162
 25,400   Eastern Enterprises...........      1,069,975
    300   Eastern Environmental
            Services, Inc.*.............          9,075
  3,600   GZA GeoEnvironmental
            Technologies, Inc.*.........         16,650
  7,100   Harding Lawson Associates
            Group*......................         46,150
  7,900   Newpark Resources, Inc.*......         54,313
    600   ONEOK, Inc....................         20,400
  4,300   Peoples Energy Corp...........        154,800
106,500   Questar Corp..................      2,050,124
  9,800   Southwest Gas Corp............        200,288
 10,700   TRC Companies, Inc.*..........         44,806
                                          -------------
                                              6,909,175
                                          -------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          PAPERS -- 2.9%
 17,900   ABT Building Products
            Corp.*......................  $     187,950
  4,700   American Woodmark Corp........        119,263
  3,000   Baltek Corp.*.................         30,750
  1,500   Carmel Container Systems,
            Ltd.*.......................          9,188
  6,500   Drypers Corp.*................         19,500
 11,300   Fibermark, Inc.*..............        160,319
 41,600   Glatfelter (P.H.) Co..........        543,400
 71,600   Louisiana-Pacific Corp........      1,458,849
 24,500   Mead Corp.....................        721,219
 20,000   Potlatch Corp.................        681,250
  1,000   Republic Group, Inc...........         13,313
 29,200   Rock-Tenn Co., Class A........        323,025
 26,250   Shorewood Packaging Corp.*....        354,375
113,800   Sonoco Products Co............      2,731,199
 12,200   Tandycrafts, Inc.*............         47,275
  6,700   THT, Inc.*....................         20,728
  1,300   Tufco Technologies, Inc.*.....          9,100
  7,400   Universal Forest Products,
            Inc.........................        117,475
 45,900   Wausau-Mosinee Paper Corp.....        659,813
 26,200   Westvaco Corp.................        628,800
                                          -------------
                                              8,836,791
                                          -------------
          REAL ESTATE ASSETS -- 3.5%
 27,600   Bluegreen Corp.*..............        207,000
 23,000   Capstone Capital Corp.........        484,438
 20,300   Castle & Cooke, Inc.*.........        304,500
 21,200   CB Richard Ellis Services,
            Inc.*.......................        425,325
 22,500   CBL & Associates Properties,
            Inc.........................        579,375
 10,400   Commercial Assets, Inc........         57,200
  7,200   Commercial Net Lease Realty,
            Inc.........................        105,300
  1,600   DeWolfe Companies, Inc.*......          8,800
  7,900   Essex Property Trust, Inc.....        244,900
  4,900   Excel Legacy Corp.*...........         14,241
 19,300   Forest City Enterprises, Inc.,
            Class A.....................        405,300
 45,600   Glenborough Realty Trust,
            Inc.........................        968,999
 70,600   Highwoods Properties, Inc.....      1,959,149
 17,200   Hospitality Properties
            Trust.......................        511,700
  4,200   ILX Resorts, Inc.*............          9,975
 35,950   IMPAC Mortgage Holdings,
            Inc.........................        485,325
  4,396   Insignia Properties Trust.....         53,576
  7,600   Lexford Residential Trust*....        139,175
 40,600   LNR Property Corp.............        784,088
  2,700   Mays (J.W.), Inc.*............         24,300
 13,200   Meridian Industrial Trust,
            Inc.........................        292,050
    100   National Health Investors,
            Inc.........................          3,100
  2,100   New Mexico & Arizona Land
            Co.*........................         30,975
 38,040   New Plan Excel Realty Trust...        886,807
  8,000   Omega Healthcare Investors,
            Inc.........................        261,500
  5,400   Pan Pacific Retail Property,
            Inc.........................        100,575

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          REAL ESTATE ASSETS (CONTINUED)
  9,500   Price Enterprises, Inc........  $      48,094
  6,400   Realty Income Corp............        159,200
  8,100   Regency Realty Corp...........        185,794
  7,100   Silverleaf Resorts, Inc.*.....         71,000
 28,900   Thornburg Mortgage Asset
            Corp........................        260,100
  5,600   Trendwest Resorts, Inc.*......         44,450
 42,500   Westfield America, Inc........        727,813
  1,500   Wilshire Oil Company of
            Texas*......................          8,250
                                          -------------
                                             10,852,374
                                          -------------
          RETAIL/WHOLESALE -- 6.8%
 44,800   Abercrombie & Fitch Co.*......      1,971,199
  6,450   Aceto Corp....................         85,059
  7,300   Advanced Marketing Services,
            Inc.*.......................        127,294
  4,700   Allou Health & Beauty Care,
            Inc., Class A*..............         23,206
 34,000   Ames Department Stores,
            Inc.*.......................        431,375
  4,600   Arden Group, Inc., Class A*...        133,400
 12,300   Bell Industries, Inc.*........        146,831
 23,800   Bergen Brunswig Corp..........      1,203,387
 47,800   BJ's Wholesale Club, Inc.*....      1,756,649
  9,500   Bon-Ton Stores, Inc.*.........         71,250
 22,600   Books-A-Million, Inc..........         57,913
  9,200   Brookstone, Inc.*.............        108,100
 30,200   Burlington Coat Factory
            Warehouse...................        445,450
  9,800   Cache, Inc.*..................         42,875
 13,300   Cameron Ashley Building
            Products, Inc.*.............        148,794
  9,500   Catherines Stores Corp.*......         73,625
 18,000   Cole National Corp., Class
            A*..........................        374,625
    600   Creative Computers, Inc.*.....          4,950
  1,300   D & K Healthcare Resources,
            Inc.*.......................         23,400
    100   Damark International, Inc.,
            Class A*....................            725
 16,600   DEB Shops, Inc................        126,575
 13,400   Discount Auto Parts, Inc.*....        322,438
  3,600   Dominick's Supermarkets,
            Inc.*.......................        153,900
 30,900   Dress Barn, Inc.*.............        374,663
 15,300   Drug Emporium, Inc.*..........         61,200
  3,300   Eagle Food Centers, Inc.*.....          7,631
 31,100   Elcom International, Inc.*....         40,819
 10,600   Enesco Group, Inc.............        263,013
 15,800   EZCorp., Inc., Class A*.......        129,363
160,300   Family Dollar Stores, Inc.....      2,524,724
  3,600   Finlay Enterprises, Inc.*.....         30,150
    800   Foodarama Supermarkets,
            Inc.*.......................         25,700
 39,000   Footstar, Inc.*...............        884,813
 10,000   Fred's, Inc...................        132,500
  1,300   Fresh America Corp.*..........         16,575
    700   Friedman's, Inc., Class A*....          4,550

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          RETAIL/WHOLESALE (CONTINUED)
  3,200   Great Atlantic & Pacific Tea
            Company, Inc................  $      77,600
  5,800   Haverty Furniture Companies,
            Inc.........................        110,200
  1,300   Holiday RV Superstores,
            Inc.*.......................          2,600
    800   ICC Industries, Inc.*.........          6,400
 17,800   Insurance Auto Auctions,
            Inc.*.......................        222,500
  3,000   Jaco Electronics, Inc.*.......         10,313
  8,200   Jacobson Stores, Inc.*........         67,650
  1,200   Jo-Ann Stores, Inc., Class
            A*..........................         26,700
  7,800   Katy Industries, Inc..........        128,213
 24,300   Lechters, Inc.*...............         83,531
  3,100   Longs Drug Stores Corp........        124,581
  3,400   Moore Medical Corp.*..........         41,225
138,800   OfficeMax, Inc.*..............      1,361,974
  8,400   Pamida Holdings Corp.*........         39,375
 21,100   Payless ShoeSource, Inc.*.....        873,013
  8,600   PC Service Source, Inc.*......         21,500
  5,500   Performance Food Group Co.*...        122,375
  8,550   Piercing Pagoda, Inc.*........         98,325
  6,300   Programmer's Paradise,
            Inc.*.......................         35,438
  3,500   Rag Shops, Inc.*..............          8,531
  5,200   Reeds Jewelers, Inc.*.........         17,550
 11,800   REX Stores Corp.*.............        125,375
 26,400   Ruddick Corp..................        448,800
  7,300   S & K Famous Brands, Inc.*....         87,600
    500   Schnitzer Steel Industries,
            Inc.........................          7,500
  7,100   Seaway Food Town, Inc.........         98,513
  3,000   Sharper Image Corp.*..........          9,750
 19,400   Shoe Carnival, Inc.*..........        179,450
  4,900   Software Spectrum, Inc.*......         74,113
  2,000   Speizman Industries, Inc.*....          8,000
  2,900   Spiegel, Inc., Class A*.......         10,513
  3,900   Sport Chalet, Inc.*...........         19,500
 10,700   Syms Corp.*...................        111,013
 13,200   Syncor International Corp.*...        218,625
 15,500   TBC Corp.*....................         93,000
  8,800   Tractor Supply Co.*...........        173,800
  4,800   TransNet Corp.*...............          2,208
  6,508   Travel Ports of America,
            Inc.*.......................         19,117
  7,400   United Natural Foods, Inc.*...        188,700
 13,000   United Retail Group, Inc.*....        105,625
  5,400   Universal Corp................        193,050
 19,200   Value City Department Stores,
            Inc.*.......................        169,200
164,000   Venator Group, Inc.*..........      1,424,749
  2,000   Village Supermarket, Inc.,
            Class A*....................         43,750
  2,300   Western Beef, Inc.*...........         16,963
 45,200   Zale Corp.*...................      1,158,249
                                          -------------
                                             20,795,478
                                          -------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          SERVICES -- 11.4%
 76,400   AC Nielsen Corp.*.............  $   1,699,899
 22,300   American Software, Inc.*......         57,144
  2,100   American Vantage Cos.*........          2,297
 13,800   Angelica Corp.................        221,663
 11,200   Ardent Software, Inc.*........        140,000
  1,500   Artisoft, Inc.*...............          3,281
 19,400   Aspect Development, Inc.*.....        763,875
  9,700   Baker (Michael) Corp.*........         92,150
  7,600   Banyan Systems, Inc.*.........         22,325
  9,700   Barra, Inc.*..................        198,850
    400   Berlitz International,
            Inc.*.......................         10,550
    800   CACI International, Inc.,
            Class A*....................         12,400
    300   Cambridge Technology Partners,
            Inc.*.......................          6,694
 10,700   Carnegie Group, Inc.*.........         28,088
 19,600   CDI Corp.*....................        445,900
  5,500   CFI Proservices, Inc.*........         56,375
 15,100   Complete Management, Inc.*....         16,044
    700   Consilium, Inc.*..............          1,269
 11,500   Corrpro Companies, Inc.*......        117,875
 70,600   Covance, Inc.*................      1,831,187
 13,700   CPI Corp......................        324,519
 11,500   CSG Systems International,
            Inc.*.......................        508,875
 15,100   Dataworks Corp.*..............         74,556
 28,300   Discreet Logic, Inc.*.........        366,131
 10,900   DSTSystems, Inc.*.............        574,975
  6,200   Duff & Phelps Credit Rating
            Co..........................        285,588
  2,100   Dynamics Research Corp.*......         13,650
  3,400   Emcon, Inc.*..................         11,050
 10,200   Engineering Animation,
            Inc.*.......................        487,050
 10,300   Exponent, Inc.*...............         51,500
 70,500   Fiserv, Inc.*.................      3,247,405
 11,800   Fourth Shift Corp.*...........         37,613
 40,900   GT Interactive Software
            Corp.*......................        184,050
 57,200   GTECH Holdings Corp.*.........      1,519,374
  2,200   H.T.E., Inc.*.................         26,950
 14,400   Indus International, Inc.*....         70,200
 12,900   Infinium Software, Inc.*......        120,938
 11,500   Information Resources,
            Inc.*.......................        150,938
 49,200   infoUSA, Inc., Class B........        350,550
  6,400   International Microcomputer
            Software, Inc.*.............         43,600
 12,900   International Telecomm Data
            Systems, Inc.*..............        374,100
 27,600   Kelly Services, Inc., Class
            A...........................        865,950
 11,900   Kendle International, Inc.*...        389,725
  4,500   LCS Industries................         59,625
 17,700   MacNeal-Schwendler Corp.*.....        109,519

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
  1,000   Magic Software Enterprises,
            Ltd.*.......................  $       2,500
    200   Marlton Technologies, Inc.*...            925
 95,700   Mentor Graphics Corp.*........        663,919
 10,670   Micro Focus Group plc,
            Sponsored ADR*..............        250,745
 41,000   Midway Games, Inc.*...........        479,188
  4,000   Monro Muffler Brake, Inc.*....         38,000
  4,400   National Computer Systems,
            Inc.........................        129,800
 41,900   National Data Corp............      1,293,663
  2,000   National Technical Systems,
            Inc.........................         11,000
 72,550   Network Associates, Inc.*.....      2,575,524
  5,400   New Horizons Worldwide,
            Inc.*.......................         89,775
  2,166   Nielsen Media Research,
            Inc.........................         22,202
  6,100   Nobel Education Dynamics,
            Inc.*.......................         40,413
 22,800   Norrell Corp..................        342,000
  7,400   Opinion Research Corp.*.......         41,625
 22,200   PC Docs Group International,
            Inc.*.......................         83,250
  1,700   Peregrine Systems, Inc.*......         68,425
  8,300   Pinkertons, Inc.*.............        114,644
 31,600   Policy Management Systems
            Corp.*......................      1,279,800
  5,550   Progress Software Corp.*......        143,606
  9,400   Project Software &
            Development, Inc.*..........        123,375
  6,700   Quality Systems, Inc.*........         29,103
 29,500   Santa Cruz Operation, Inc.*...        129,063
  5,400   SEI Investments Co............        375,300
 58,600   SITEL Corp.*..................        179,463
 56,400   Snyder Communications,
            Inc.*.......................      1,889,399
 31,300   Software AG Systems, Inc.*....        532,100
  9,400   SPSS, Inc.*...................        215,025
  3,100   SS&C Technologies, Inc.*......         37,975
 89,200   Sterling Software, Inc.*......      2,458,574
 12,100   Stone & Webster, Inc..........        384,175
  7,900   Symix Systems, Inc.*..........        144,175
 17,900   Systems & Computer Technology
            Corp.*......................        230,463
  2,900   Thomas Group, Inc.*...........         26,281
 34,900   Titan Corp.*..................        176,681
 11,800   TRM Corp.*....................        141,600
    400   UniFirst Corp.................         10,775
136,600   Unisys Corp.*.................      3,107,649
  6,900   URS Corp.*....................        123,769
 14,400   Volt Information Sciences,
            Inc.*.......................        287,100
 14,800   Wall Data, Inc.*..............        225,700
 16,400   Wang Laboratories, Inc.*......        317,750
 17,500   Warrantech Corp.*.............         61,250
  1,500   Westaff, Inc.*................         19,500
                                          -------------
                                             34,873,546
                                          -------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          SOAPS & COSMETICS -- 0.4%
 20,900   Block Drug Company, Inc.,
            Class A.....................  $     752,399
  2,100   CCA Industries, Inc.*.........          3,413
  9,400   CPAC, Inc.*...................         83,425
    800   Del Laboratories, Inc.........         15,600
  4,700   Guest Supply, Inc.*...........         55,813
  2,100   Jean Philippe Fragrances,
            Inc.*.......................         14,438
    100   NCH Corp......................          6,138
 13,100   Revlon, Inc., Class A*........        416,743
  8,800   Scott's Liquid Gold, Inc......         17,050
                                          -------------
                                              1,365,019
                                          -------------
          TELEPHONE -- 2.5%
 37,900   Aliant Communications, Inc.,
            Class A.....................        938,025
  1,200   Associated Group, Inc. Class
            A*..........................         39,600
  6,500   Atlantic Tele-Network,
            Inc.*.......................         53,625
 51,900   Century Telephone Enterprises,
            Inc.........................      2,452,274
 50,200   COMSAT Corp...................      1,769,550
  6,000   Conestoga Enterprises, Inc....        192,000
 13,100   CoreComm, Ltd.................        142,463
  3,000   Davel Communication Group*....         36,750
  2,300   Hector Communications
            Corp.*......................         20,125
  3,900   Hickory Tech Corp.............         45,825
    600   Lynch Corp.*..................         45,900
  3,000   North Pittsburgh Systems,
            Inc.........................         36,750
 15,200   Price Communications Corp.*...        118,750
 18,900   TCA Cable TV, Inc.............        531,563
 27,400   Telephone and Data Systems,
            Inc.........................        955,575
  7,000   U.S. Cellular Corp.*..........        208,688
 14,186   United Video Satellite Group,
            Inc., Class A*..............        210,130
                                          -------------
                                              7,797,593
                                          -------------
          TEXTILES -- 2.4%
 26,700   Brown Group, Inc..............        410,513
 94,100   Burlington Industries,
            Inc.*.......................        893,950
  1,600   Concord Fabrics, Inc., Class
            A*..........................         10,700
  6,500   Deckers Outdoor Corp.*........         32,500
 21,200   Dexter Corp...................        519,400
  9,400   Dixie Group, Inc..............         61,100
  9,100   Dyersburg Corp................         35,263
  4,700   G-III Apparel Group, Ltd......         10,575
 28,000   Guilford Mills, Inc...........        416,500
 12,500   Haggar Corp...................        137,500
  9,800   Jos A Bank Clothiers, Inc.*...         75,031
 19,200   Kellwood Co...................        516,000
  8,200   Liz Claiborne, Inc............        214,738
  9,500   Maxwell Shoe Company, Inc.,
            Class A*....................        112,813

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          TEXTILES (CONTINUED)
 47,600   Mohawk Industries, Inc.*......  $   1,303,049
 19,600   OshKosh B'Gosh, Inc., Class
            A...........................        406,700
 11,300   Oxford Industries, Inc........        347,475
  5,000   Rocky Shoes & Boots, Inc.*....         40,000
  7,300   Springs Industries, Class A...        253,675
  7,000   Supreme International
            Corp.*......................         80,500
    800   Tandy Brands Accessories,
            Inc.*.......................          9,600
 59,800   Warnaco Group, Inc............      1,382,874
                                          -------------
                                              7,270,456
                                          -------------
          TRANSPORTATION -- 1.0%
  2,500   B & H Ocean Carriers, Ltd*....         10,313
  4,700   Boyd Brothers Transportation,
            Inc.*.......................         34,075
 29,900   Consolidated Freightways*.....        246,675
 36,300   Fritz Companies, Inc.*........        247,294
  5,000   Genesee & Wyoming, Inc., Class
            A*..........................         65,625
 40,200   Kansas City Southern
            Industries, Inc.............      1,406,999
  9,900   Marten Transport, Ltd.*.......        142,313
  7,600   Oglebay Norton Co.............        201,400
 13,400   Old Dominion Freight Line,
            Inc.*.......................        187,600
  7,000   P.A.M. Transportation
            Services, Inc.*.............         48,125
 33,500   Pittston Burlington Group.....        249,156
  6,200   Roadway Express, Inc..........         68,200
  8,900   Transport Corp. of America,
            Inc.*.......................        106,800
                                          -------------
                                              3,014,575
                                          -------------
          TRAVEL/ENTERTAINMENT -- 2.3%
  1,700   AMERCO........................         43,350
  5,800   Ark Restaurants Corp.*........         60,175
  3,600   Back Bay Restaurant Group*....         24,750
 10,800   Benihana, Inc.*...............         89,100
 11,800   Bob Evans Farms, Inc..........        235,263
  4,000   Casino America, Inc.*.........         10,250
 17,700   CEC Entertainment, Inc.*......        358,425
 15,100   Cooker Restaurant Corp.*......        147,225
    600   Cracker Barrel Old Country
            Store, Inc..................         13,650
162,600   Darden Restaurants, Inc.......      2,601,600
  2,000   Dover Downs Entertainment,
            Inc.........................         25,250
 21,900   Foodmaker, Inc.*..............        343,556
  5,400   Fresh Choice, Inc.*...........          8,100

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          TRAVEL/ENTERTAINMENT
            (CONTINUED)
  4,000   Garden Fresh Restaurant
            Corp.*......................  $      59,000
 27,900   Grand Casinos, Inc.*..........        221,456
  3,900   Inland Entertainment Corp.*...         10,725
 36,600   Landry's Seafood Restaurants,
            Inc.*.......................        247,050
  9,000   Movie Gallery, Inc.*..........         36,000
  6,800   Nathan's Famous, Inc.*........         23,800
 14,100   NPC International, Inc.*......        149,813
  6,300   Piccadilly Cafeterias, Inc....         68,906
  6,600   Planet Hollywood
            International, Inc., Class
            A*..........................         26,400
  2,400   Players International,
            Inc.*.......................         11,400
    400   PLM International, Inc.*......          2,800
 76,800   Prime Hospitality Corp.*......        537,600
 30,400   Promus Hotel Corp.*...........        837,900
 22,300   Quintel Communications,
            Inc.*.......................         61,325
 13,400   Rock Bottom Restaurants,
            Inc.*.......................         82,075
  1,800   Ruby Tuesday, Inc.............         27,225
 40,700   Ryan's Family Steak Houses,
            Inc.*.......................        485,856
  1,500   Sonesta International Hotels
            Corp., Class A..............         19,125
  2,400   Spaghetti Warehouse, Inc.*....         17,250
 19,000   Taco Cabana, Inc., Class A*...        115,188
  1,500   Uno Restaurant Corp.*.........         10,031
 15,300   VICORP Restaurants, Inc.*.....        207,506
                                          -------------
                                              7,219,125
                                          -------------
          TOTAL COMMON STOCKS (COST
            $319,638,533) -- 90.2%......    278,281,762
                                          -------------
          REPURCHASE AGREEMENTS -- 5.8%
          Bear Stearns, dated 9/30/98,
            due 10/1/98 at 5.40% with a
            maturity value of
            $17,844,883 (Collateralized
            by $17,784,026 various U.S.
            Government Securities, 0.00%
            - 7.00%, 5/15/08-8/15/24,
            market value -
            $18,200,995)................     17,842,405
                                          -------------
          TOTAL REPURCHASE AGREEMENTS
            (COST $17,842,405)..........     17,842,405
                                          -------------
          TOTAL INVESTMENTS (COST
            $337,480,938)(A) -- 96.0%...    296,124,167
                                          -------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

          DEPOSITS WITH BROKERS FOR
            SECURITIES SOLD
            SHORT -- 94.7%
          Bear Stearns Deposit A/C, 5.5%,
            10/1/98......................  $292,364,776
                                           ------------
          TOTAL DEPOSITS WITH BROKERS FOR
            SECURITIES SOLD SHORT (COST
            $292,364,776)................   292,364,776
                                           ------------
          RECEIVABLE FROM BROKERS FOR
            SECURITIES SOLD
            SHORT -- 0.8%................     2,607,577
                                           ------------
          SECURITIES SOLD
            SHORT -- (PROCEEDS
            $335,565,657) -- (90.1%).....  (278,226,022)
                                           ------------
          LIABILITIES IN EXCESS OF OTHER
            ASSETS -- (1.4%).............    (4,196,737)
                                           ------------
          TOTAL NET ASSETS -- 100.0%.....  $308,673,761
                                           ============

---------------
* Non-income producing security.

ADR  --  American Depositary Receipt.

(a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

Unrealized appreciation-
  Investments............  $ 12,376,727
Unrealized appreciation-
  Short Sales............  $ 69,911,538
Unrealized depreciation-
  Investments............  $(53,733,498)
Unrealized depreciation-
  Short Sales............  $(12,571,903)
                           ------------
Net unrealized
  appreciation...........  $ 15,982,864
                           ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS -- 90.1%
              AIRCRAFT -- 0.0%
      4,300   Kellstrom Industries,
                Inc......................  $     59,663
                                           ------------
              AIRLINES -- 0.7%
      7,900   Atlantic Coast Airlines
                Holdings.................       184,663
     14,500   Atlas Air, Inc.............       415,969
     45,800   Northwest Airlines Corp....     1,147,862
      8,500   US Airways Group, Inc......       430,312
                                           ------------
                                              2,178,806
                                           ------------
              AUTOS -- 1.5%
      6,800   Collins Industries, Inc....        30,600
     42,400   Federal Signal Corp........       893,050
     50,300   Federal-Mogul Corp.........     2,351,525
      6,400   Lund International
                Holdings, Inc............        41,600
     48,700   Mascotech, Inc.............       876,600
      1,200   Miller Industries, Inc.....         5,550
      3,600   Newcor, Inc................        17,100
     27,000   OEA, Inc...................       256,500
        500   PACCAR, Inc................        20,594
      9,500   Spartan Motors, Inc........        46,906
        600   Walbro Corp................         4,838
                                           ------------
                                              4,544,863
                                           ------------
              BANKING -- 5.1%
        200   Actrade International,
                Ltd......................         2,875
     48,400   Amresco, Inc...............       363,000
      4,000   Avondale Financial Corp....        44,500
     38,400   Bank United Corp...........     1,375,199
     21,100   BankUnited Financial
                Corp.....................       232,100
      7,600   CNB Bancshares, Inc........       347,700
      9,500   Coastal Bancorp, Inc.......       150,813
        100   Commonwealth Bancorp,
                Inc......................         1,538
     16,600   Concord EFS, Inc...........       428,488
     13,700   Credit Acceptance Corp.....        84,769
    127,100   Dime Bancorp, Inc..........     3,217,218
        400   Eagle Bancshares, Inc......         7,250
        700   First Financial Holdings,
                Inc......................        11,900
     10,957   First Source Bancorp,
                Inc......................        96,559
     33,900   First Tennessee National
                Corp.....................       925,894
        300   Firstar Corp...............        15,188
      5,000   Firstfed Financial Corp....        85,313
      1,405   HUBCO, Inc.................        35,652
      9,900   Investors Financial
                Services Corp............       485,100
      6,800   Lawrence Savings Bank......        81,600
     44,600   Ocwen Financial Corp.......       390,250
     36,562   Republic Bancorp, Inc......       493,587
     17,900   Security First Network
                Bank.....................       266,263
    148,440   Sovereign Bancorp, Inc.....     1,976,107
     76,900   TCF Financial Corp.........     1,528,387

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              BANKING (CONTINUED)
        500   Trustmark Corp.............  $      7,750
     26,100   US Trust Corp..............     1,732,387
     45,400   Webster Financial Corp.....     1,106,624
     14,100   Westcorp...................       121,613
                                           ------------
                                             15,615,624
                                           ------------
              BUILDING -- 0.3%
      5,000   Able Telcom Holding
                Corp.....................        22,813
     10,000   Avatar Holdings, Inc.......       183,750
     10,500   Del Webb Corp..............       221,156
     17,300   Foster Wheeler Corp........       237,874
     13,000   Modtech, Inc...............       227,500
      4,700   UTILX Corp.................        18,213
                                           ------------
                                                911,306
                                           ------------
              CHEMICALS -- 2.4%
     34,400   Advanced Polymer Systems,
                Inc......................       187,050
      3,200   Alcide Corp................        55,400
     10,700   American Pacific Corp......        85,600
     45,900   Georgia Gulf Corp..........       717,188
     84,300   International Flavors &
                Fragrance, Inc...........     2,781,899
     34,000   NL Industries, Inc.........       658,750
      9,750   Penwest Pharmaceuticals
                Co.......................        59,719
     72,000   RPM, Inc...................     1,039,500
     60,600   Smith International,
                Inc......................     1,662,713
     16,600   Synthetech, Inc............        80,925
                                           ------------
                                              7,328,744
                                           ------------
              COMPUTER -- 0.4%
     42,200   Micron Electronics, Inc....       738,500
     47,400   Sequent Computer Systems,
                Inc......................       411,788
                                           ------------
                                              1,150,288
                                           ------------
              CONSTRUCTION
                MATERIALS -- 0.7%
      2,000   Ceradyne, Inc..............        10,000
      8,200   Dal-Tile International,
                Inc......................        74,313
      1,200   Dupont Photomask, Inc......        25,800
     23,500   Hexcel Corp................       252,625
      9,500   Lone Star Industries,
                Inc......................       567,625
     44,000   Owens-Illinois, Inc........     1,100,000
                                           ------------
                                              2,030,363
                                           ------------
              DEFENSE -- 0.0%
      1,900   Lowrance Electronics,
                Inc......................         7,838
                                           ------------
              DRUGS -- 5.3%
      9,700   Advanced Magnetics, Inc....        72,750
     19,900   Algos Pharmaceuticals
                Corp.....................       460,188
     33,200   Alkermes, Inc..............       483,475
     18,500   Amylin Pharmaceuticals,
                Inc......................        58,969

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              DRUGS (CONTINUED)
     17,000   Anesta Corp................  $    316,625
     10,400   Aphton Corp................       122,200
     15,600   Arqule, Inc................       117,000
     10,300   Atrix Labs, Inc............       130,038
     22,000   Bio-Technology General
                Corp.....................       145,750
     22,400   Biocryst Pharmaceuticals,
                Inc......................       156,800
     10,500   CEL-SCI Corp...............        27,563
     27,100   Celgene Corp...............       265,919
      1,300   Cell Genesys, Inc..........         4,144
     18,600   Creative BioMolecules,
                Inc......................        55,800
      5,900   Cygnus, Inc................        20,650
      2,100   Depotech Corp..............         2,231
        500   Emisphere Technologies,
                Inc......................         3,938
     10,900   Enzon, Inc.................        72,213
     12,000   Ergo Science Corp..........        39,000
     21,800   Geltex Pharmaceuticals,
                Inc......................       460,525
     14,700   Genzyme Transgenics
                Corp.....................        58,800
     27,300   Gilead Sciences, Inc.......       590,363
      2,200   Gliatech, Inc..............        35,475
     13,400   Guilford Pharmaceuticals,
                Inc......................       187,600
     34,100   Human Genome Sciences,
                Inc......................     1,022,999
     48,700   ICOS Corp..................       864,424
     29,300   IDEC Pharmaceuticals
                Corp.....................       695,875
     36,600   Imclone Systems, Inc.......       320,250
     35,900   Immune Response Corp.......       412,850
      3,900   Inhale Therapeutic Systems,
                Inc......................       109,200
     18,400   Interneuron
                Pharmaceuticals, Inc.....        55,200
     37,900   Isis Pharmaceuticals,
                Inc......................       431,113
     16,100   Lifecore Biomedical,
                Inc......................       120,750
     25,600   Ligand Pharmaceutical,
                Inc., Class B............       233,600
     29,200   Magainin Pharmaceuticals,
                Inc......................        94,900
     25,300   Martek Biosciences Corp....       208,725
     12,900   Medimmune, Inc.............       835,274
      3,000   Meridian Diagnostics,
                Inc......................        22,875
     15,600   MGI Pharma, Inc............       112,125
     39,500   Millenium Pharmaceuticals,
                Inc......................       686,313
     21,100   Molecular Biosystems,
                Inc......................        89,675
      8,800   Myriad Genetics, Inc.......       103,950
     13,500   NeoRx Corp.................        25,734
     15,100   Neose Technologies, Inc....       167,988
      5,600   Neurogen Corp..............        92,400
     23,600   Northfield Laboratories,
                Inc......................       224,200
     30,300   Noven Pharmaceuticals,
                Inc......................       136,350
     18,500   NPS Pharmaceuticals,
                Inc......................       124,875
      5,300   Orphan Medical, Inc........        40,744
     10,700   OSI Pharmaceuticals,
                Inc......................        31,097

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              DRUGS (CONTINUED)
     23,600   Pathogenesis Corp..........  $    787,649
     20,500   Pharmacyclics, Inc.........       340,813
     31,000   Protein Design Labs,
                Inc......................       743,999
     18,200   Research Frontiers, Inc....       126,263
     26,900   Sangstat Medical Corp......       571,625
      5,300   Sonus Pharmaceuticals,
                Inc......................        38,425
     20,000   Sugen, Inc.................       260,000
     12,000   Synaptic Pharmaceutical
                Corp.....................       177,000
     12,700   Theragenics Corp...........       180,181
     26,800   Transkaryotic Therapies,
                Inc......................       643,200
        100   Triangle Pharmaceuticals,
                Inc......................         1,325
      4,000   Twinlab Corp...............       102,500
      8,700   U.S. Bioscience, Inc.......        61,988
     37,400   Vertex Pharmaceuticals,
                Inc......................       860,199
     20,100   Vical, Inc.................       221,100
     11,700   Xoma Corp..................        32,175
                                           ------------
                                             16,299,944
                                           ------------
              DURABLES -- 0.0%
      2,200   Fountain Powerboat
                Industries, Inc..........        13,750
         35   Rexhall Industries, Inc....           195
                                           ------------
                                                 13,945
                                           ------------
              ELECTRIC UTILITIES -- 3.1%
      4,300   Bangor Hydro-Electric
                Co.......................        41,925
     25,300   Calpine Corp...............       512,325
      1,100   Maine Public Service Co....        15,881
     41,500   Minnesota Power, Inc.......     1,828,594
    192,000   Niagara Mohawk Power
                Corp.....................     2,951,999
     71,000   Ogden Corp.................     2,019,063
     47,900   TECO Energy, Inc...........     1,368,144
     46,300   Unisource Energy Corp......       708,969
     18,700   York Research Corp.........        93,500
                                           ------------
                                              9,540,400
                                           ------------
              ELECTRONICS -- 11.2%
     11,900   Abiomed, Inc...............       126,438
      8,000   ACT Manufacturing, Inc.....        57,500
      5,900   Active Voice Corp..........        40,931
        400   ADE Corp...................         3,900
      2,500   Adflex Solutions, Inc......         7,500
      5,800   Adtran, Inc................       123,250
     18,300   Advanced Energy Industries,
                Inc......................       133,819
    178,800   Advanced Micro Devices,
                Inc......................     3,318,974
     26,200   Affymetrix, Inc............       674,650
     40,100   Alliance Semiconductor
                Corp.....................       102,756
      3,800   American Science &
                Engineering, Inc.........        46,075

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
     10,000   Analog Devices, Inc........  $    160,625
     10,800   Andrea Electronics Corp....        60,075
     16,800   Applied Digital Access,
                Inc......................        48,300
     23,300   Applied Innovation, Inc....        77,181
     14,800   Ariel Corp.................        49,025
     15,000   Arthrocare Corp............       189,375
      2,700   ATS Medical, Inc...........        15,863
      8,400   Barringer Technologies,
                Inc......................        62,475
      4,300   Boca Research, Inc.........         8,600
      4,800   Broadband Technologies,
                Inc......................        13,500
     11,400   California Micro Devices
                Corp.....................        31,350
     10,900   Centigram Communications
                Corp.....................        85,838
      6,400   Cerprobe Corp..............        70,400
      7,000   Chad Therapeutics, Inc.....        19,250
     19,100   Cholestech Corp............        89,531
      5,500   Cidco, Inc.................        10,313
     54,900   Cognex Corp................       638,213
     20,800   Comverse Technology,
                Inc......................       850,200
     24,400   Cooper Companies, Inc......       430,050
     31,600   Credence Systems Corp......       424,625
     22,500   Cree Research, Inc.........       348,750
     26,800   Cytyc Corp.................       271,350
      2,700   Datum, Inc.................        18,900
     15,000   Davox Corp.................       140,625
     25,800   Diametrics Medical, Inc....       129,000
     17,900   Digital Microwave Corp.....        54,819
      6,900   DII Group, Inc.............        83,663
      6,900   DSP Communications, Inc....        56,925
      2,100   Elcotel, Inc...............        12,600
     14,300   Energy Conversion
                Devices..................        81,331
      7,400   Epitope, Inc...............        27,750
      1,600   Espey Manufacturing &
                Electronics Corp.........        20,600
        800   Ferrofluidics Corp.........         2,750
      4,000   Frequency Electronic,
                Inc......................        28,000
      9,200   Galileo Corp...............        33,350
     43,400   GenRad, Inc................       672,700
     19,300   Harmonic Lightwaves,
                Inc......................       236,425
     22,700   I-Stat Corp................       167,413
      7,400   Ibis Technology Corp.......        84,175
      6,600   Information Resources
                Engineering, Inc.........        30,113
     59,800   Integrated Device
                Technology, Inc..........       317,688
     19,800   Intergrated Silicon
                Solution, Inc............        79,200
     62,200   Kemet Corp.................       691,975

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
     98,000   KLA Instruments Corp.......  $  2,437,749
        700   Komag, Inc.................         2,144
     15,900   Kopin Corp.................       237,506
      4,200   Lecroy Corp................        56,700
         50   Medical Graphics Corp......            50
     12,200   MEMC Electronic Materials,
                Inc......................        36,600
     22,100   Micrel, Inc................       585,650
     17,500   Micro Linear Corp..........        61,250
     52,600   Microchip Technology,
                Inc......................     1,150,625
        700   Microdyne Corp.............         1,881
    103,100   Micron Technology, Inc.....     3,138,105
      8,500   Microwave Power Devices....        25,500
     58,380   Millipore Corp.............     1,112,869
    206,000   National Semiconductor
                Corp.....................     1,995,624
     20,100   Neopath, Inc...............        99,244
     10,500   Novametrix Medical System,
                Inc......................        53,156
     12,600   Novoste Corp...............       162,225
     38,000   Oak Technology, Inc........        76,000
     64,600   Oakley, Inc................       621,775
     17,900   Ortel Corp.................       286,400
      7,300   Perceptron, Inc............        43,800
     11,500   Perclose, Inc..............       189,750
     57,900   PictureTel Corp............       372,731
     16,300   Possis Medical, Inc........        90,669
      3,700   Powerwave Technologies,
                Inc......................        31,450
     13,900   Sabratek Corp..............       314,488
      6,300   Sawtek, Inc................        88,988
     22,000   SCI Systems, Inc...........       592,625
     28,900   Sepracor, Inc..............     1,900,174
     15,000   Sheldahl, Inc..............        99,375
      1,000   Sigmatron International,
                Inc......................         3,500
     29,600   Sipex Corp.................       751,100
     16,500   Spectrian Corp.............       200,063
        500   STAAR Surgical Co..........         4,531
     10,600   STM Wireless, Inc., Class
                A........................        60,950
     20,600   Symmetricom, Inc...........       108,150
      8,900   TAVA Technologies, Inc.....        40,606
     20,600   Tekelec....................       314,150
    110,000   Teradyne, Inc..............     2,007,499
     22,200   Thermo Cardiosystems,
                Inc......................       355,200
      2,000   Thermo Voltek Corp.........        13,000
      6,600   Transwitch Corp............        98,588
      8,100   Trident Microsystems,
                Inc......................        24,300
        300   Unitrode Corp..............         3,188
      8,200   Veramark Technologies,
                Inc......................        33,313
     37,500   Vicor Corp.................       307,031
        200   Vitesse Semiconductor
                Corp.....................         4,725

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
     26,100   Westell Technologies,
                Inc......................  $    130,500
     86,300   Xilinx, Inc................     3,020,499
                                           ------------
                                             34,906,680
                                           ------------
              FINANCIAL
                INVESTMENTS -- 0.4%
      5,500   Competitive Technologies,
                Inc......................        45,031
     13,800   DVI, Inc...................       202,688
     16,800   Igen International, Inc....       474,599
     19,300   Interpool, Inc.............       227,981
     20,500   Royal Gold, Inc............        89,688
      8,200   US Energy Corp.............        14,863
     10,000   Western Water Co...........        62,500
                                           ------------
                                              1,117,350
                                           ------------
              FOOD -- 2.4%
     50,300   Cadiz, Inc.................       421,262
     10,000   Celestial Seasonings,
                Inc......................       151,250
     29,400   Dreyers Grand Ice Cream....       327,075
      3,900   Erly Industries, Inc.......         1,219
      4,300   Eskimo Pie Corp............        36,550
    107,600   Flowers Industries, Inc....     2,347,024
      2,800   Gardenburger, Inc..........        31,850
     17,200   Hain Food Group, Inc.......       258,000
     82,600   McCormick & Co.............     2,400,562
     24,600   Northland Cranberries,
                Inc., Class A............       247,538
        800   Opta Food Ingredients,
                Inc......................         3,100
     15,500   Orange-co, Inc.............        90,094
      6,500   Penford Corp...............        97,500
      4,900   Suiza Foods................       153,125
      8,700   Tejon Ranch Co.............       204,994
     10,300   Thorn Apple Valley, Inc....        65,663
     25,900   Triarc Companies, Inc......       403,069
     19,600   WLR Foods, Inc.............       151,900
                                           ------------
                                              7,391,775
                                           ------------
              HEALTH -- 0.4%
      5,900   Daxor Corp.................        68,588
     20,700   Enzo Biochem, Inc..........       144,900
     13,100   Impath, Inc................       389,724
      5,700   Integrated Orthopaedics,
                Inc......................        26,719
     13,100   Laser Vision Centers,
                Inc......................       155,562
        300   PMR Corp...................         2,063
     19,100   Prime Medical Services,
                Inc......................       155,187
     18,800   Psychemedics Corp..........        94,000
      4,700   Sun Healthcare Group,
                Inc......................        30,550
      9,700   Transworld Healthcare,
                Inc......................        42,438
                                           ------------
                                              1,109,731
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              HOUSEHOLD -- 1.1%
     19,500   Aldila, Inc................  $     70,688
      1,500   Atrion Corp................        11,719
     45,900   Blyth Industries, Inc......     1,259,380
     15,000   Callaway Golf Co...........       162,187
     13,900   Cross (A.T.) Co., Class
                A........................        99,038
      2,700   Cybex International,
                Inc......................        17,213
      2,000   Galoob Toys, Inc...........        22,750
     14,300   L.L. Knickerbocker Co......        15,194
      4,100   Mikohn Gaming Corp.........        15,888
        600   Ohio Art Co................        17,850
      3,500   Raychem Corp...............        85,313
     13,200   Simula, Inc................       108,900
      3,800   Sybron International
                Corp.....................        72,675
     20,600   Synetic, Inc...............       854,899
     10,600   Toy Biz, Inc...............        72,875
     36,100   Tupperware Corp............       424,174
        700   Windmere-Durable Holdings,
                Inc......................         3,938
                                           ------------
                                              3,314,681
                                           ------------
              INSURANCE -- 3.6%
     16,000   20th Century Industries....       410,000
     10,700   Advance Paradigm, Inc......       323,675
      3,700   Allcity Insurance Co.......        26,363
      2,600   American Indemnity
                Financial Corp...........        32,500
      8,300   AmerUS Life Holdings, Class
                A........................       182,081
     12,400   Cincinnati Financial
                Corp.....................       381,300
     28,900   Citizens, Inc..............       169,788
      2,600   Comprehensive Care Corp....         9,588
      9,700   Core, Inc..................        57,594
     22,200   Danielson Holdings Corp....        97,125
     55,000   Erie Indemnity Co., Class
                A........................     1,498,749
     11,900   Executive Risk, Inc........       536,244
      5,400   First Commonwealth, Inc....        62,775
        740   Frontier Insurance Group,
                Inc......................         9,805
     31,200   Gainsco, Inc...............       224,250
     53,200   HCC Insurance Holdings,
                Inc......................     1,030,749
      4,700   Health Power, Inc..........        18,213
      1,500   Highlands Insurance
                Group....................        18,188
         50   HSB Group, Inc.............         2,019
     51,400   Leucadia National Corp.....     1,506,662
     17,500   Maxicare Health Plans,
                Inc......................        54,688
        100   MBIA, Inc..................         5,369
      6,400   Meadowbrook Insurance
                Group....................       160,000
     10,700   Mercury General Corp.......       401,250
     29,200   Mid Atlantic Medical
                Services, Inc............       158,775
     16,000   Oxford Health Plans,
                Inc......................       166,000
        300   RightCHOICE Managed Care,
                Inc......................         3,000

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
     18,100   RTW, Inc...................  $     91,631
      1,000   State Auto Financial
                Corp.....................        13,875
     55,100   Wellpoint Health Networks,
                Inc......................     3,089,043
      1,170   Wesco Financial Corp.......       346,320
                                           ------------
                                             11,087,619
                                           ------------
              LIQUOR & TOBACCO -- 0.2%
     16,300   Consolidated Cigar
                Holdings, Inc............       161,981
     15,200   Midwest Grain Products.....       159,600
     10,300   Robert Mondavi Corp........       229,819
                                           ------------
                                                551,400
                                           ------------
              MACHINERY -- 4.1%
         50   A.S.V., Inc................           881
      7,100   Ag-Chem Equipment Co.,
                Inc......................        86,975
     81,700   Agco Corp..................       541,263
     17,100   Brooks Automation, Inc.....       169,931
     92,600   Case Corp..................     2,014,049
      9,700   CFM Technologies, Inc......        71,538
     22,500   Cooper Cameron Corp........       632,813
     28,500   Crown Cork & Seal Co.......       762,375
     26,700   Cymer, Inc.................       243,638
      1,300   FSI International, Inc.....         6,825
     40,700   Harnischfeger Industries,
                Inc......................       457,875
     30,100   Helix Technology Corp......       297,238
      3,300   Industrial Acoustics Co....        32,175
      9,300   Industrial Holdings,
                Inc......................       106,950
     26,400   Integrated Process
                Equipment Corp...........       198,000
     14,586   Intermagnetics General
                Corp.....................       102,102
     20,100   Ionics, Inc................       532,650
     22,900   Kulicke & Soffa Industries,
                Inc......................       312,013
     34,400   Lam Research Corp..........       344,000
     31,400   Littlefuse, Inc............       624,075
     39,900   McDermott International,
                Inc......................     1,074,805
      6,600   Micrion Corp...............        39,600
      2,800   Monarch Machine Tool Co....        19,600
     46,500   Novellus Systems, Inc......     1,220,624
      4,800   Osmonics, Inc..............        49,800
     68,300   Pall Corp..................     1,515,405
        900   PRI Automation, Inc........        11,250
      8,100   Recovery Engineering,
                Inc......................        67,838
     24,100   Silicon Valley Group,
                Inc......................       192,800
      5,500   Speedfam International,
                Inc......................        59,125
      8,800   Thermo Power Corp..........        79,200
     17,500   Unique Mobility, Inc.......        89,688
      1,000   United States Can Corp.....        14,625
      2,200   United States Filter
                Corp.....................        35,200

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)
      4,100   Veeco Instruments, Inc.....  $    129,150
      7,100   Weatherford
                International............       153,538
     16,200   Whittaker Corp.............       239,963
     12,000   Wyman-Gordon Co............       172,500
                                           ------------
                                             12,702,077
                                           ------------
              MEDIA -- 2.5%
     21,700   Ackerley Group, Inc........       428,575
      3,000   American Banknote Corp.....         4,313
        200   Belo (A.H.) Corp., Class
                A........................         4,000
      6,800   Central Newspapers, Inc....       387,600
      6,700   Chancellor Media Corp......       223,613
     13,600   EmmisCommunications Corp.,
                Class A..................       513,400
     29,900   Golden Books Family
                Entertainment, Inc.......         4,672
      6,100   Harvey Entertainment Co....        55,663
     27,500   Hollinger International,
                Inc......................       395,313
     22,650   Lamar Advertising Co.......       634,200
     28,000   Paxson Communications
                Corp.....................       257,250
    168,000   Primedia, Inc..............     1,826,999
     30,400   Spelling Entertainment
                Group, Inc...............       214,700
      2,000   The McClatchy Co...........        60,000
     37,800   Univision Communications,
                Inc......................     1,124,550
     55,400   World Color Press, Inc.....     1,717,399
                                           ------------
                                              7,852,247
                                           ------------
              METALS -- 3.4%
     15,200   Acme Metals, Inc...........        37,050
     13,600   Andrew Corp................       180,200
     59,300   ASARCO, Inc................     1,134,113
     95,400   Bethlehem Steel Corp.......       787,050
      1,500   Commonwealth Industries,
                Inc......................        12,188
     54,800   Commscope, Inc.............       633,625
    124,700   Cyprus Amax Minerals Co....     1,652,274
    195,900   Freeport-McMoran Copper &
                Gold, Inc., Class A......     2,289,580
     22,500   J & L Specialty Steel,
                Inc......................       116,719
     53,300   Kaiser Aluminum Corp.......       326,463
     14,600   Keystone Consolidated
                Industries, Inc..........       106,763
     35,700   Lone Star Technologies,
                Inc......................       455,175
      3,400   National-Standard Co.......        10,625
      4,600   Northwest Pipe Co..........        85,100
     35,600   Oregon Steel Mills, Inc....       418,300
     15,600   Phelps Dodge Corp..........       814,125
      1,500   RTI International Metals,
                Inc......................        30,188

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              METALS (CONTINUED)
      9,600   WHX Corp...................  $    123,600
    104,600   Worthington Industries,
                Inc......................     1,307,500
                                           ------------
                                             10,520,638
                                           ------------
              OFFICE MACHINERY -- 1.9%
      5,800   Acres Gaming, Inc..........        18,488
     10,000   ACT Networks, Inc..........        78,750
    108,500   Adaptec, Inc...............     1,030,750
      7,600   C-Cube Microsystems,
                Inc......................       133,000
      7,600   Digital Link Corp..........        29,450
      7,200   Drexler Technology Corp....        79,200
     18,700   Electronics for Imaging,
                Inc......................       395,038
      3,500   Exabyte Corp...............        22,750
     21,000   Fore Systems, Inc..........       349,125
      4,900   HMT Technology Corp........        38,281
      9,700   In Focus Systems, Inc......        58,200
      9,700   Input Software, Inc........        58,806
    315,900   Iomega Corp................     1,184,624
     30,300   Mylex Corp.................       196,950
     14,000   Network Computing Devices,
                Inc......................        84,875
      9,500   Network Peripherals,
                Inc......................        28,500
      8,100   ODS Networks, Inc..........        36,450
      3,500   PAR Technology Corp........        20,125
     13,100   Sandisk Corporation........       101,525
     11,500   Security Dynamics
                Technologies, Inc........       137,281
     15,100   Shiva Corp.................        60,400
     63,200   Silicon Graphics, Inc......       592,500
      9,700   Softnet Systems, Inc.......        98,213
     19,100   Videoserver, Inc...........       205,325
     74,000   Western Digital Corp.......       795,500
                                           ------------
                                              5,834,106
                                           ------------
              OIL -- 2.6%
      8,000   Abraxas Petroleum Corp.....        55,000
      2,400   Belco Oil & Gas Corp.......        16,200
     41,800   Benton Oil & Gas Co........       237,738
     31,200   Coho Energy, Inc...........       151,125
     55,800   Harken Energy Corp.........       191,813
     22,700   HS Resources, Inc..........       259,631
      7,400   Mallon Resources Corp......        63,825
     35,000   Nuevo Energy Co............       739,375
    128,800   Oryx Energy Co.............     1,666,350
     11,100   Pittston Minerals Group....        34,688
     58,600   Pogo Producing Co..........       875,338
        800   Sonat, Inc.................        23,900
    273,300   Union Pacific Resources
                Group....................     3,365,005

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              OIL (CONTINUED)
     23,500   Vintage Petroleum, Inc.....  $    270,250
     11,700   Wiser Oil Co...............        62,156
                                           ------------
                                              8,012,394
                                           ------------
              OIL DISTRIBUTION -- 1.7%
     10,600   Ashland, Inc...............       490,250
        900   Crown Central Petrol Corp.,
                Class A..................         9,113
        600   Dynegy, Inc................         8,063
     10,000   Forcenergy, Inc............        58,125
     19,500   Frontier Oil Corp..........       126,750
      4,400   Getty Realty Corp..........        61,600
      7,100   Quaker State Corp..........       103,394
      4,645   Semco Energy, Inc..........        67,933
     76,400   Tosco Corp.................     1,642,600
    111,800   Ultramar Diamond Shamrock
                Corp.....................     2,543,449
                                           ------------
                                              5,111,277
                                           ------------
              OIL SERVICES -- 0.4%
     33,400   Nabors Industries, Inc.....       507,263
      1,500   Noble Drilling Corp........        22,125
     11,200   Patterson Energy, Inc......        74,200
     32,200   Tidewater, Inc.............       668,150
                                           ------------
                                              1,271,738
                                           ------------
              OTHER UTILITIES -- 0.0%
      1,200   Delta Natural Gas Co.,
                Inc......................        20,325
                                           ------------
              PAPER -- 1.7%
        200   American Pad & Paper Co....           613
      1,700   Badger Paper Mills, Inc....        13,175
     74,200   Boise Cascade Corp.........     1,878,187
        900   Buckeye Technologies,
                Inc......................        16,256
     12,700   Crown Vantage, Inc.........        42,863
     62,400   Gaylord Container Corp.,
                Class A..................       202,800
      5,800   Nashua Corp................        85,550
     26,200   Playtex Products, Inc......       368,438
        400   Pope & Talbot, Inc.........         3,900
     54,600   Temple Inland, Inc.........     2,613,974
                                           ------------
                                              5,225,756
                                           ------------
              REAL ESTATE ASSETS -- 6.1%
      3,600   Alexander's, Inc...........       276,300
    192,400   Battle Mountain Gold Co....     1,166,425
     67,700   Catellus Development
                Corp.....................       880,100
     15,300   Centertrust Retail
                Properties, Inc..........       198,900
     32,000   Chateau Communities,
                Inc......................       894,000
     52,700   Getchell Gold Corp.........     1,109,994
     68,000   Hecla Mining Co............       344,250

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE ASSETS
                (CONTINUED)
     43,000   Homestake Mining Co........  $    521,375
     29,000   Insignia Financial Group...       286,375
     19,333   Insignia/ESG Holdings,
                Inc......................       222,333
     28,800   Irvine Apartment
                Communities, Inc.........       774,000
     10,100   Macerich Co................       271,438
     71,500   Mack-Cali Realty Corp......     2,145,000
     29,100   Mills Corp.................       676,575
     24,900   Newmont Gold Co............       636,506
    202,600   Newmont Mining Corp........     4,913,049
      9,200   Rouse Co...................       247,825
     15,100   Saul Centers, Inc..........       256,700
     92,300   Simon Property Group,
                Inc......................     2,745,925
     25,300   Town & Country Trust.......       387,406
                                           ------------
                                             18,954,476
                                           ------------
              RETAIL/WHOLESALE -- 8.6%
     28,600   AAR Corp...................       561,275
     23,600   Action Performance
                Companies, Inc...........       637,200
     27,800   Agribiotech, Inc...........       309,275
     87,200   Airgas, Inc................     1,057,300
     28,300   American Mobile Satellite
                Corp.....................       148,575
      1,900   Anicom, Inc................        12,825
      9,197   Aviation Sales Co..........       266,138
      3,300   Baker (J.), Inc............        14,850
     12,800   Barnes & Noble, Inc........       345,600
     14,100   Barnett, Inc...............       119,850
     10,700   Bed Bath & Beyond, Inc.....       250,113
     19,400   Bombay Company, Inc........       103,063
      5,700   Brightpoint, Inc...........        43,819
      2,600   BTG, Inc...................        17,550
    128,700   CompUSA, Inc...............     2,228,118
      4,600   Cost Plus, Inc.............       122,475
      4,700   Daisytek International
                Corp.....................       105,750
      4,600   dELiA*s, Inc...............        30,475
     62,800   Dimon, Inc.................       663,325
      1,500   DM Management Co...........        12,094
     13,400   Eagle Hardware & Garden,
                Inc......................       290,613
     25,900   Egghead.com, Inc...........       187,775
      9,600   Finishmaster, Inc..........        55,800
     36,100   General Nutrition Cos......       390,331
      5,300   Glacier Water Services,
                Inc......................       145,750
      2,600   Great Train Store Co.......         4,550
     27,100   HA-LO Industries, Inc......       792,675
      4,000   Harold's Stores, Inc.......        26,500
      5,100   Heilig Meyers Co...........        36,656
     10,300   Homebase, Inc..............        68,881
    206,200   Ikon Office Solutions,
                Inc......................     1,482,062

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              RETAIL/WHOLESALE
                (CONTINUED)
     30,600   Kent Electronics Corp......  $    306,000
     22,000   Keystone Automotive
                Industries, Inc..........       434,500
      5,300   Lazare Kaplan
                International, Inc.......        41,075
      1,000   Michaels Stores, Inc.......        25,500
      5,000   Nasch-Finch Co.............        73,438
     77,400   Nordstrom, Inc.............     1,915,649
     11,600   NuCo2, Inc.................        75,400
     34,600   Owens & Minor, Inc.........       402,225
     12,700   Party City Corp............       166,688
      8,500   Petsmart, Inc..............        58,969
    115,750   Pier One Imports...........       868,125
     10,100   Pioneer Standard
                Electronics, Inc.........        63,756
      6,700   Recycling Industries,
                Inc......................        10,678
     14,800   Richey Electronics, Inc....       101,750
     28,400   Safeguard Scientifics,
                Inc......................       736,625
     26,300   Scios, Inc.................       149,581
      4,900   Smart & Final, Inc.........        39,813
     40,800   Stage Stores, Inc..........       497,250
      1,000   Standard Commercial
                Corp.....................         7,438
     30,900   Strategic Distribution,
                Inc......................        98,494
     44,700   Summit Technology, Inc.....       166,228
     23,800   Sunglass Hut International,
                Inc......................       136,850
      1,700   Swiss Army Brands, Inc.....        17,000
     61,700   Tech Data Corp.............     3,088,855
      6,800   Tessco Technologies,
                Inc......................       140,250
     41,600   Tiffany & Co...............     1,305,200
     25,650   Trans World Entertainment
                Corp.....................       468,113
      1,300   Treadco, Inc...............         8,125
     27,100   United Auto Group, Inc.....       384,481
        900   Urban Outfitters, Inc......        12,600
     65,200   Vanstar Corp...............       643,850
      1,300   West Marine, Inc...........        11,538
     35,000   Whole Foods Market, Inc....     1,474,374
     18,000   Wild Oats Markets, Inc.....       488,250
     54,900   Williams-Sonoma, Inc.......     1,170,056
     10,100   Wilmar Industries, Inc.....       214,625
     45,500   Zila, Inc..................       204,750
                                           ------------
                                             26,539,362
                                           ------------
              SERVICES -- 8.7%
     36,100   ABR Information Services,
                Inc......................       494,119
     17,760   Acxiom Corp................       440,670
     41,400   Adobe Systems, Inc.........     1,436,062
      4,300   Alarmguard Holdings,
                Inc......................        31,175
     13,000   Alternative Resources
                Corp.....................        82,875
     16,700   American Superconductor....       116,900
     10,400   Analytical Surveys, Inc....       241,800

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              SERVICES (CONTINUED)
     18,400   Applied Graphics
                Technology, Inc..........  $    230,000
        400   Applied Microsystems
                Corp.....................         1,450
     22,800   Assisted Living Concepts,
                Inc......................       323,475
     24,400   Aware, Inc.................       175,375
     16,000   Carematrix Corp............       364,000
     34,500   CCC Information Services
                Group, Inc...............       431,250
     16,700   Cerner Corp................       447,769
     30,400   Clarify, Inc...............       307,800
     19,800   Comforce Corp..............       111,375
        700   Computer Learning Centers,
                Inc......................         5,556
      3,900   Computer Task Group,
                Inc......................       114,319
      7,500   Comshare, Inc..............        27,188
      2,000   Conductus, Inc.............         5,000
     11,900   CTC Communications Corp....        67,681
     12,000   Cyberguard Corp............        17,250
      3,200   Data Systems Network
                Corp.....................         6,784
      8,600   Data Transmission Network
                Corp.....................       258,000
     20,200   DBT Online, Inc............       304,263
     20,400   Documentum, Inc............       808,349
     62,600   Electronic Arts, Inc.......     2,746,574
      4,200   Emeritus Corp..............        45,413
     15,900   Excalibur Technologies
                Corp.....................       117,263
     17,400   Forte Software, Inc........        59,813
     71,900   Gartner Group, Inc.........     1,500,912
      1,000   Geotel Communications
                Corp.....................        26,875
     11,400   Geoworks Corp..............        15,319
     11,800   GRC International, Inc.....        54,575
     53,000   H & R Block, Inc...........     2,192,874
     22,500   Health Management Systems,
                Inc......................       172,969
     12,100   HNC Software, Inc..........       491,563
     25,100   Identix, Inc...............       150,600
        200   IDX Systems Corp...........        10,600
      9,600   Incyte Pharmaceuticals,
                Inc......................       204,000
     18,700   Information Management
                Resources, Inc...........       462,825
     22,800   Infoseek Corp..............       561,450
     11,000   Intelliquest Information
                Group....................        77,000
     32,400   International Network
                Services.................     1,344,599
     25,400   LCC International, Inc.....       120,650
     17,200   Learning Tree
                International, Inc.......       220,375
      9,900   Level 8 Systems, Inc.......        81,675
        600   M/A/R/C, Inc...............         8,250
     26,200   Mapics, Inc................       578,038
      8,800   Maxwell Technologies,
                Inc......................       184,800

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              SERVICES (CONTINUED)
        900   Mecklermedia Corp..........  $     17,663
      2,500   Mecon, Inc.................        18,750
      5,500   Memberworks, Inc...........        85,250
     18,000   Metzler Group, Inc.........       616,500
     14,100   Micrografx, Inc............       133,950
     21,500   MVSI, Inc..................        37,625
     20,500   Objective Systems
                Integrators, Inc.........       123,000
     36,400   Open Market, Inc...........       409,500
      8,200   Paymentech, Inc............       120,950
     10,600   Pegasystems, Inc...........       162,975
     12,800   Pharmacopeia, Inc..........       128,000
     15,300   Platinum Software Corp.....       156,825
     11,900   Primark Corp...............       362,950
     12,000   Protection One, Inc........       117,000
     53,800   PSINet, Inc................       749,837
        800   Quintiles Transnational
                Corp.....................        35,000
     33,000   Rollins, Inc...............       585,750
     12,900   SatCon Technology Corp.....        72,563
      2,500   Sonic Solutions............         5,156
     13,600   Spyglass, Inc..............       173,400
      7,400   Sterling Commerce, Inc.....       256,225
      2,900   Sunrise Assisted Living,
                Inc......................        99,506
     10,050   Sylvan Learning Systems,
                Inc......................       234,919
     53,000   System Software Assoc......       268,313
      1,900   Tesseract Group, Inc.......         6,294
      4,450   THQ, Inc...................        77,875
     42,400   Transaction Systems
                Architects, Inc., Class
                A........................     1,505,199
     14,600   Transmedia Network, Inc....        46,538
     28,200   Valence Technology, Inc....       119,850
      8,000   Veritas Software Corp......       442,000
      7,600   Verity, Inc................        52,250
     32,500   Wind River Systems, Inc....     1,535,624
      9,500   Youth Services
                International, Inc.......        29,688
                                           ------------
                                             27,066,422
                                           ------------
              SOAPS & COSMETICS -- 0.1%
      3,100   Beauticontrol Cosmetics,
                Inc......................        22,088
        900   Church & Dwight, Inc.......        26,438
     12,900   French Fragrances, Inc.....        93,524
     13,100   Tristar Corp...............        85,150
                                           ------------
                                                227,200
                                           ------------
              TELEPHONE -- 4.7%
     36,500   Adelphia Communications,
                Class A..................     1,428,062
     53,200   Cablevision Systems Corp.,
                Class A..................     2,297,574

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              TELEPHONE (CONTINUED)
     24,650   Cellular Communications
                International, Inc.......  $  1,337,262
     17,900   Centennial Cellular
                Corp.....................       572,800
     47,700   Century Communications
                Corp., Class A...........     1,138,838
          1   Citizens Utilities Co......             5
     31,200   E Spire Communications,
                Inc......................       280,800
      5,900   Global Telecom Solutions,
                Inc......................        10,679
     43,700   ICG Communications, Inc....       737,438
      2,900   Intellicall, Inc...........         5,981
     22,000   Intermedia Communications
                of Florida...............       540,375
     54,500   McLeodUSA, Inc., Class A...     1,192,188
     65,200   Metrocall, Inc.............       309,700
        400   NTL, Inc...................        17,200
     56,900   Omnipoint Corp.............       423,194
     43,000   Paging Network, Inc........       259,344
     23,700   Powertel, Inc..............       321,431
     25,600   Skytel Communications,
                Inc......................       464,000
     51,900   United International
                Holdings, Class A........       502,781
     32,100   United States Satellite
                Broadcasting Co..........       226,706
     31,300   Vanguard Cellular System,
                Inc., Class A............       594,700
     59,300   Western Wireless Corp.,
                Class A..................     1,059,988
     39,000   Winstar Communications,
                Inc......................       926,250
                                           ------------
                                             14,647,296
                                           ------------
              TEXTILES -- 1.5%
      7,800   Chic by H.I.S., Inc........        25,350
     82,000   Collins & Aikman Corp......       563,750
     14,400   Cyrk, Inc..................       151,200
     36,800   Fruit Of the Loom, Inc.....       554,300
     40,700   Interface, Inc.............       488,400
     29,700   Nine West Group, Inc.......       284,006
     43,500   Polymer Group, Inc.........       342,563
     23,600   Reebok International,
                Ltd......................       320,075
        700   Shaw Industries, Inc.......        11,375
      2,500   Sport-Haley, Inc...........        25,000
      8,500   Thomaston Mills, Inc.,
                Class A..................        38,250
     64,300   Westpoint Stevens, Inc.....     1,961,150
                                           ------------
                                              4,765,419
                                           ------------
              TRANSPORTATION -- 1.1%
     45,600   Air Express International
                Corp.....................       729,600
      3,200   Ambassadors International,
                Inc......................        57,600
      2,000   American Classic Voyages
                Co.......................        29,500

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION (CONTINUED)
     15,700   Eagle USA Airfreight,
                Inc......................  $    219,800
      5,100   Expeditors International of
                Washington, Inc..........       141,525
     21,300   Hvide Marine, Inc..........       153,094
     28,650   Iron Mountain, Inc.........       859,499
      3,800   Marine Transport Corp......         8,313
     38,000   OMI Corp...................       154,375
     16,200   SEACOR SMIT, Inc...........       672,300
      9,700   Simon Transportation
                Services, Inc............        49,713
     29,200   Wisconsin Central
                Transportation Corp......       408,800
                                           ------------
                                              3,484,119
                                           ------------
              TRAVEL/ENTERTAINMENT -- 2.2%
      5,700   AMC Entertainment, Inc.....        74,100
      3,200   Amerihost Properties,
                Inc......................        10,600
     24,600   Ameristar Casinos, Inc.....        75,338
     26,000   Apple South, Inc...........       289,250
     38,700   Bally Total Fitness
                Holdings.................       672,413
     35,900   Boyd Gaming Corp...........       130,138
      2,000   Bristol Hotels & Resorts,
                Inc......................         8,875
      4,100   ELXSI Corp.................        38,950
     20,000   Host Marriott Corp.........       253,750
     68,600   International Game
                Technology...............     1,273,387
      4,200   J. Alexanders Corp.........        11,550
      2,000   John Q. Hammons Hotels,
                Inc......................         9,000
     74,500   Mirage Resorts, Inc........     1,247,875
     11,300   Penn National Gaming,
                Inc......................        90,400
     84,600   Premier Parks, Inc.........     1,480,499
      9,300   Sholodge, Inc..............        37,200
     19,400   Speedway Motorsports,
                Inc......................       366,175
     37,600   Westwood One, Inc..........       672,100
                                           ------------
                                              6,741,600
                                           ------------
              TOTAL COMMON STOCKS
                (PROCEEDS
                $335,471,397)............   278,137,472
                                           ------------
              PREFERRED STOCKS -- 0.0%
              INSURANCE -- 0.0%
      4,600   Capitol Transamerica
                Corp.....................        88,550
                                           ------------
              TOTAL PREFERRED STOCKS
                (PROCEEDS $94,260).......        88,550
                                           ------------
              TOTAL SECURITIES SOLD SHORT
                (PROCEEDS $335,565,657)--
                90.1%....................  $278,226,022
                                           ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
DOUBLE ALPHA MARKET FUND
--------------------------------------------------------------------------------

     In principle, the Double Alpha Market Fund combines the return of the Barr Rosenberg Market Neutral Fund with the return of the equity market by owning shares of the Market Neutral Fund as well as entering into S&P 500 Index Futures(1) contracts. For the period ended September 30, 1998, the positive performance contribution of the Market Neutral Fund was overshadowed by the decline in the S&P 500 Index and the impact of fund expenses. The S&P 500 Index declined 9.09% between April 22, 1998 (inception date of the Fund) and September 30, 1998. Additionally, during this period, there were negative divergences between the fair value of the futures contracts and the value of the underlying S&P 500 Index. Only 95% of the value of the Fund is invested in shares of the Barr Rosenberg Market Neutral Fund as 5% is reserved to provide collateral for the futures contracts.

     Investment in shares of the Barr Rosenberg Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Barr Rosenberg Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Investment in Index Futures involves risk. Positions in Index Futures may be closed out by the Barr Rosenberg Double Alpha Market Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time.

     Past performance does not guarantee future results.

---------------

(1) The S&P 500 Index is an unmanaged, broad-based index of 500 widely held common stocks.

BARR ROSENBERG SERIES TRUST
DOUBLE ALPHA MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                    MARKET VALUE
-----------                                                                 ------------
              REGISTERED INVESTMENT COMPANY -- 97.9%
    695,838   Barr Rosenberg Market Neutral Fund (b)......................  $  7,104,504
                                                                            ------------
              TOTAL REGISTERED INVESTMENT COMPANY (COST
                $7,018,562) -- 97.9%......................................     7,104,504
                                                                            ------------
              TOTAL INVESTMENTS (COST $7,018,562) (A) -- 97.9%............     7,104,504
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.1%...............       149,376
                                                                            ------------
              TOTAL NET ASSETS -- 100.0%..................................  $  7,253,880
                                                                            ============

---------------

(a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

    Unrealized appreciation.....................................  $85,942
    Unrealized depreciation.....................................        0
                                                                  -------
    Net unrealized appreciation.................................  $85,942
                                                                  =======

(b) Serves as collateral for future contracts.

     NUMBER
       OF                                                                         OPEN        CURRENT
    CONTRACTS                          CONTRACT TYPE                           POSITIONS    MARKET VALUE
    ---------   ------------------------------------------------------------   ----------   ------------
     34         Long S&P 500 December 1998 Future                              $8,437,950    $8,721,000

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     INTERNATIONAL
                                                       U.S. SMALL                        SMALL           MARKET      DOUBLE ALPHA
                                                     CAPITALIZATION                  CAPITALIZATION     NEUTRAL         MARKET
                                                         SERIES       JAPAN SERIES       SERIES           FUND           FUND
                                                     --------------   ------------   --------------   ------------   ------------
ASSETS
Investments, at value (cost $569,107,225,
 $1,118,402, $48,631,577, $337,480,938, and
 $7,018,562, respectively).........................   $521,522,984    $   934,511     $39,039,986     $296,124,167    $7,104,504
Deposits with brokers and custodian bank for
 securities sold short.............................             --             --              --      292,364,776            --
Foreign currency, at value (cost $0, $211,633,
 $919,612, $0, and $0, respectively)...............             --        208,352         916,538               --            --
Cash...............................................         16,105          6,277         403,968               --            --
Receivable for Fund shares sold....................          3,500             --              --           64,525            --
Receivable for securities sold short...............             --             --              --        2,607,577            --
Receivable for investments sold....................      3,854,472         24,355       1,190,388        1,532,230            --
Dividends and interest receivable..................        533,003          2,638         130,821          899,090           713
Receivable from Manager............................             --             --           1,886              136        47,063
Deferred organizational expenses...................             --             --              --           28,251        14,131
Net receivable for variation margin on futures
 contracts.........................................             --             --              --               --       191,250
Reclaim receivable.................................             --             --          70,980               --            --
                                                      ------------    -----------     -----------     ------------    ----------
   Total Assets....................................    525,930,064      1,176,133      41,754,567      593,620,752     7,357,661
                                                      ------------    -----------     -----------     ------------    ----------
LIABILITIES
Securities sold short (proceeds $0, $0, $0,
 $335,565,657, and $0, respectively)...............             --             --              --      278,226,022            --
Payable to Custodian...............................             --             --              --               --        76,552
Payable for investments purchased..................      6,297,367        209,994       1,556,579        5,003,673            --
Payable for Fund shares redeemed...................        111,317             --              --           68,421            --
Payable for deferred organizational expenses.......             --             --              --               --        14,131
Payable for dividends on securities sold short.....             --             --              --          240,028            --
Accrued:
 Manager fee.......................................      1,310,420             --          55,716        1,339,543         2,914
 Administration fee................................          3,801             --             297            2,245            --
 Shareholder Services fee (Adviser Shares).........          8,162             --              --               --            --
 Shareholder Services fee (Select/Investor
   Shares).........................................          6,057              9             749           19,279            22
 12b-1 fee (Select/Investor Shares)................          4,552              9             434           11,678            39
 Transfer agent fees...............................          5,291          1,458           2,837            4,930           920
 Other accrued expenses............................         24,056          7,662          49,200           31,172         9,203
Collateral for securities loaned, at value.........      2,500,452             --              --               --            --
                                                      ------------    -----------     -----------     ------------    ----------
   Total Liabilities...............................     10,271,475        219,132       1,665,812      284,946,991       103,781
                                                      ------------    -----------     -----------     ------------    ----------
NET ASSETS.........................................   $515,658,589    $   957,001     $40,088,755     $308,673,761    $7,253,880
                                                      ============    ===========     ===========     ============    ==========
Shares of beneficial interest outstanding
 (unlimited shares authorized ):
 Institutional Shares..............................     61,133,171        241,967       4,684,480       24,659,391       793,666
 Adviser Shares....................................      2,990,057             --              --               --            --
 Select/Investor Shares............................      2,896,324         10,743         252,544        5,578,919        21,481
Net Asset value, offering price and redemption
 price per share:
 Institutional Shares..............................   $       7.70    $      3.79     $      8.12     $      10.21    $     8.90
 Adviser Shares....................................           7.68             --              --               --            --
 Select/Investor Shares............................           7.66           3.78            8.10            10.18          8.89
NET ASSETS CONSIST OF:
Capital............................................   $570,950,407    $ 2,086,033     $49,290,621     $302,825,744    $8,118,361
Accumulated undistributed net investment
 income/(loss).....................................        904,819         (4,816)        390,988        5,587,738        (5,075)
Accumulated net realized gain/(loss) on
 investments, securities sold short, foreign
 currencies and futures contracts..................     (8,612,396)      (937,699)        (29,439)     (15,722,585)   (1,228,398)
Net unrealized appreciation/(depreciation) on
 investments, securities sold short, foreign
 currency transactions and futures contracts.......    (47,584,241)      (186,517)     (9,563,415)      15,982,864       368,992
                                                      ------------    -----------     -----------     ------------    ----------
TOTAL NET ASSETS...................................   $515,658,589    $   957,001     $40,088,755     $308,673,761    $7,253,880
                                                      ============    ===========     ===========     ============    ==========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      INTERNATIONAL
                                                        U.S. SMALL                        SMALL          MARKET      DOUBLE ALPHA
                                                      CAPITALIZATION                  CAPITALIZATION     NEUTRAL        MARKET
                                                          SERIES       JAPAN SERIES       SERIES          FUND          FUND*
                                                      --------------   ------------   --------------   -----------   ------------
Investment Income:
 Dividends (Net of withholding taxes of $0, $600,
   $114,549, $0, and $0, respectively)..............  $   3,537,226     $   3,400      $   693,573     $ 1,321,660    $       --
 Interest...........................................        270,807            --               --       7,109,556         5,471
 Security lending fees..............................         46,198            --               --              --            --
                                                      -------------     ---------      -----------     -----------    ----------
   Total Investment Income..........................      3,854,231         3,400          693,573       8,431,216         5,471
                                                      -------------     ---------      -----------     -----------    ----------
Expenses:
 Manager fees.......................................      2,712,521         4,365          224,158       2,636,314         2,914
 Administration fees................................        450,473           653           33,513         207,573         4,372
 Shareholder Services fee (Adviser/Investor
   Shares)..........................................         22,338            --               --          47,264            46
 Shareholder Services fee (Select Shares)...........          7,251            32            1,859              --            --
 12b-1 fees (Select/Investor Shares)................         76,674           119            5,299         121,770           350
 Audit fees.........................................         13,796         7,673           10,114          14,614         8,832
 Custodian fees.....................................        113,498        16,504          113,159          14,029         2,782
 Fund accounting fees...............................         19,801        20,942           47,308          50,783        21,814
 Legal fees.........................................         12,415            29            1,386           6,321           214
 Registration and filing fees.......................         27,572         4,603            1,491          23,493        17,122
 Transfer agent fees................................         64,004         9,452           11,146          25,767         8,682
 Trustees' fees.....................................         31,708            66            2,341          13,621           482
 Organization expenses..............................             --            --               --           2,499            --
 Dividend expense for securities sold short.........             --            --               --       1,198,518            --
 Other expenses.....................................         72,210            53            5,559          37,559         5,244
                                                      -------------     ---------      -----------     -----------    ----------
   Total expenses before waivers/reimbursements.....      3,624,261        64,491          457,333       4,400,125        72,854
   Less expenses waived/reimbursed..................       (223,753)      (57,886)        (123,617)       (355,363)      (62,308)
                                                      -------------     ---------      -----------     -----------    ----------
   Total Net Expenses...............................      3,400,508         6,605          333,716       4,044,762        10,546
                                                      -------------     ---------      -----------     -----------    ----------
Net Investment Income/(Loss)........................        453,723        (3,205)         359,857       4,386,454        (5,075)
                                                      -------------     ---------      -----------     -----------    ----------
Net Realized Gain/(Loss) on:
 Investments........................................    (13,307,517)     (156,578)         372,382     (10,610,320)        6,509
 Securities sold short..............................             --            --               --      (2,998,331)           --
 Foreign currency transactions......................             --        11,009           (7,370)             --            --
 Futures contracts..................................             --            --               --              --    (1,234,907)
Net Change in Unrealized Appreciation/(Depreciation)
 on:
 Investments........................................   (129,472,529)      (33,293)     (10,416,094)    (42,024,263)       85,942
 Securities sold short..............................             --            --               --      57,339,635            --
 Foreign currency transactions......................             --        (2,307)          31,698              --            --
 Futures contracts..................................             --            --               --              --       283,050
                                                      -------------     ---------      -----------     -----------    ----------
Net Realized and Unrealized Gain/(Loss) on
 Investments, Securities Sold Short, Foreign
 Currency Transactions and Futures Contacts.........   (142,780,046)     (181,169)     (10,019,384)      1,706,721      (859,406)
                                                      -------------     ---------      -----------     -----------    ----------
Net increase/(decrease) in net assets resulting from
 operations.........................................  $(142,326,323)    $(184,374)     $(9,659,527)    $ 6,093,175    $ (864,481)
                                                      =============     =========      ===========     ===========    ==========

---------------
* From commencement of operations on April 22, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         U.S. SMALL CAPITALIZATION SERIES                JAPAN SERIES
                                                        -----------------------------------   -----------------------------------
                                                         SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                          SEPTEMBER 30,        YEAR ENDED       SEPTEMBER 30,        YEAR ENDED
                                                               1998          MARCH 31, 1998          1998          MARCH 31, 1998
                                                        ------------------   --------------   ------------------   --------------
                                                           (UNAUDITED)                           (UNAUDITED)
OPERATIONS:
  Net investment income/(loss)........................     $    453,723      $     475,937        $  (3,205)        $    (7,910)
  Net Realized Gain/(Loss) on:
    Investments.......................................      (13,307,517)        19,147,257         (156,578)           (343,069)
    Foreign currency transactions.....................               --                 --           11,009              (2,126)
  Net Change in Unrealized Appreciation/(Depreciation)
    on:
    Investments.......................................     (129,472,529)        76,349,937          (33,293)             77,352
    Foreign currency transactions.....................               --                 --           (2,307)               (353)
                                                           ------------      -------------        ---------         -----------
    Net increase/(decrease) in net assets resulting
      from operations.................................     (142,326,323)        95,973,131         (184,374)           (276,106)
                                                           ------------      -------------        ---------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Institutional Shares..............................               --           (215,612)              --                  --
    Adviser Shares....................................               --                 --               --                  --
    Select Shares.....................................               --                 --               --                  --
                                                           ------------      -------------        ---------         -----------
                                                                     --           (215,612)              --                  --
                                                           ------------      -------------        ---------         -----------
  Net realized gain on investments
    Institutional Shares..............................               --        (17,308,082)              --                  --
    Adviser Shares....................................               --           (857,326)              --                  --
    Select Shares.....................................               --           (904,903)              --                  --
                                                           ------------      -------------        ---------         -----------
                                                                     --        (19,070,311)              --                  --
                                                           ------------      -------------        ---------         -----------
    Net decrease in net assets resulting from
      distributions...................................               --        (19,285,923)              --                  --
                                                           ------------      -------------        ---------         -----------
SHARES OF BENEFICIAL INTEREST:
  Proceeds from shares issued
    Institutional Shares..............................      130,520,119        415,229,113          723,057             124,326
    Adviser Shares....................................       21,140,031         27,837,688               --                  --
    Select Shares.....................................        3,715,895         29,283,366           15,599              57,599
                                                           ------------      -------------        ---------         -----------
                                                            155,376,045        472,350,167          738,656             181,925
                                                           ------------      -------------        ---------         -----------
  Proceeds from dividends reinvested
    Institutional Shares..............................               --         15,973,086               --                  --
    Adviser Shares....................................               --            855,526               --                  --
    Select Shares.....................................               --            856,484               --                  --
                                                           ------------      -------------        ---------         -----------
                                                                     --         17,685,096               --                  --
                                                           ------------      -------------        ---------         -----------
  Cost of shares redeemed
    Institutional Shares..............................      (69,166,721)       (47,544,332)        (498,604)                 --
    Adviser Shares....................................       (8,860,100)       (12,678,996)              --                  --
    Select Shares.....................................       (8,427,264)        (2,134,889)         (14,567)            (11,907)
                                                           ------------      -------------        ---------         -----------
                                                            (86,454,085)       (62,358,217)        (513,171)            (11,907)
                                                           ------------      -------------        ---------         -----------
  Net increase in net assets from shares of beneficial
    interest..........................................       68,921,960        427,677,046          225,485             170,018
                                                           ------------      -------------        ---------         -----------
Total increase/(decrease) in net assets...............      (73,404,363)       504,364,254           41,111            (106,088)
NET ASSETS:
  Beginning of period.................................      589,062,952         84,698,698          915,890           1,021,978
                                                           ------------      -------------        ---------         -----------
  End of period.......................................     $515,658,589      $ 589,062,952        $ 957,001         $   915,890
                                                           ============      =============        =========         ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  INTERNATIONAL SMALL                                              DOUBLE ALPHA
                                                 CAPITALIZATION SERIES               MARKET NEUTRAL FUND           MARKET FUND
                                           ---------------------------------   -------------------------------   ----------------
                                           SIX MONTHS ENDED                    SIX MONTHS ENDED   PERIOD ENDED     PERIOD ENDED
                                            SEPTEMBER 30,       YEAR ENDED      SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,
                                                 1998         MARCH 31, 1998         1998            1998 *          1998 **
                                           ----------------   --------------   ----------------   ------------   ----------------
                                             (UNAUDITED)                         (UNAUDITED)                       (UNAUDITED)
OPERATIONS:

 Net investment income/(loss)............    $    359,857      $   200,863       $  4,386,454     $  1,195,002     $    (5,075)
 Net Realized Gain/(Loss) on:
   Investments...........................         372,382          174,225        (10,610,320)       1,639,174           6,509
   Securities sold short.................              --               --         (2,998,331)      (3,748,911)             --
   Foreign currency transactions.........          (7,370)          (2,034)                --               --              --
   Futures contracts.....................              --               --                 --               --      (1,234,907)
 Net Change in Unrealized
   Appreciation/(Depreciation) on:
   Investments...........................     (10,416,094)         783,154        (42,024,263)      17,558,684          85,942
   Securities sold short.................              --               --         57,339,635      (16,891,192)             --
   Foreign currency transactions.........          31,698           (2,077)                --               --              --
   Futures contracts.....................              --               --                 --               --         283,050
                                             ------------      -----------       ------------     ------------     -----------
   Net increase/(decrease) in net assets
     resulting from operations...........      (9,659,527)       1,154,131          6,093,175         (247,243)       (864,481)
                                             ------------      -----------       ------------     ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income
   Institutional Shares..................              --         (157,717)                --               --              --
   Select/Investor Shares................              --           (2,051)                --               --              --
                                             ------------      -----------       ------------     ------------     -----------
                                                       --         (159,768)                --               --              --
                                             ------------      -----------       ------------     ------------     -----------
 Net realized gain on investments
   Institutional Shares..................              --         (170,982)                --               --              --
   Select/Investor Shares................              --           (3,243)                --               --              --
                                             ------------      -----------       ------------     ------------     -----------
                                                       --         (174,225)                --               --              --
                                             ------------      -----------       ------------     ------------     -----------
 In excess of net realized gain on
   investments
   Institutional Shares..................              --         (402,580)                --               --              --
   Select/Investor Shares................              --           (7,635)                --               --              --
                                             ------------      -----------       ------------     ------------     -----------
                                                       --         (410,215)                --               --              --
                                             ------------      -----------       ------------     ------------     -----------
   Net decrease in net assets resulting
     from distributions..................              --         (744,208)                --               --              --
                                             ------------      -----------       ------------     ------------     -----------
SHARES OF BENEFICIAL INTEREST:
 Proceeds from shares issued
   Institutional Shares..................      14,915,403       33,199,668        130,873,133      174,349,116       9,862,232
   Select/Investor Shares................       1,479,338        1,450,168         36,275,010       36,924,433         401,058
                                             ------------      -----------       ------------     ------------     -----------
                                               16,394,741       34,649,836        167,148,143      211,273,549      10,263,290
                                             ------------      -----------       ------------     ------------     -----------
 Proceeds from dividends reinvested
   Institutional Shares..................              --          731,279                 --               --              --
   Select/Investor Shares................              --           11,756                 --               --              --
                                             ------------      -----------       ------------     ------------     -----------
                                                       --          743,035                 --               --              --
                                             ------------      -----------       ------------     ------------     -----------
 Cost of shares redeemed
   Institutional Shares..................      (6,949,541)      (7,931,282)       (52,226,746)      (6,091,804)     (1,958,042)
   Select/Investor Shares................        (289,445)        (323,070)       (15,643,594)      (1,631,719)       (186,887)
                                             ------------      -----------       ------------     ------------     -----------
                                               (7,238,986)      (8,254,352)       (67,870,340)      (7,723,523)     (2,144,929)
                                             ------------      -----------       ------------     ------------     -----------
 Net increase in net assets from shares
   of beneficial interest................       9,155,755       27,138,519         99,277,803      203,550,026       8,118,361
                                             ------------      -----------       ------------     ------------     -----------
Total increase/(decrease) in net
 assets..................................        (503,772)      27,548,442        105,370,978      203,302,783       7,253,880
NET ASSETS:
 Beginning of period.....................      40,592,527       13,044,085        203,302,783               --              --
                                             ------------      -----------       ------------     ------------     -----------
 End of period...........................    $ 40,088,755      $40,592,527       $308,673,761     $203,302,783     $ 7,253,880
                                             ============      ===========       ============     ============     ===========

* From commencement of operations on December 16, 1997 (Institutional) and December 18, 1997 (Investor).
** From commencement of operations on April 22, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
     1. -- ORGANIZATION. Barr Rosenberg Series Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on April 1, 1988. The Trust is an open-end diversified management investment company offering six portfolios: U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund (commenced operations on April 22, 1998) and the Select Sectors Market Neutral Fund (commenced operations on October 19, 1998), collectively (the "Funds"), or individually (the "Fund"), with differing objectives and strategies. Each Fund is authorized to issue Institutional Shares. In addition, the U.S. Small Capitalization Series is authorized to issue Select Shares and Adviser Shares, the Japan Series and International Small Capitalization Series are authorized to issue Select Shares and the Market Neutral Fund, Double Alpha Market Fund and Select Sectors Market Neutral Fund are authorized to issue Investor Shares. The classes differ primarily with respect to the level of Shareholder Services Fees and Distribution Fees borne by each class. In addition, an investor's eligibility to purchase each of the three classes of shares generally depends on the amount invested in a particular Fund and on whether the investor makes the investment in the Fund directly or through a financial adviser.

     The Trustees approved the closing of the U.S. Small Capitalization Series to new investors as of February 20, 1998, when the Fund reached $500 million in market value. Existing shareholders have the ability to purchase additional shares of the U.S. Small Capitalization Series; however, if any existing shareholders fully redeem out of the Fund they will not be able to purchase shares of the Fund. Effective, January 1, 1999, the U.S. Small Capitalization Series will be closed to new investments, except that participants in 401(k) plans may continue to purchase investments until and including June 30, 1999.

     2. -- SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

     Security Valuation

     Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees.

     Security Transactions and Related Investment Income

     Security transactions are accounted for on the trade date, with realized gain or loss on the sale of investments determined by using the identified cost method. Corporate actions (including cash dividends) are recorded on the ex-date or as soon after the ex-date as the fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

     Foreign Currency Transactions

     The accounting records of the Funds are maintained in U.S. dollars. All monetary items denominated in foreign currencies are translated to U.S. dollars based upon the prevailing exchange rate at the close of each business day. Net realized gains and losses on investments includes net gains and losses from currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. Further, the effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

     Forward Foreign Currency Contracts

     Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation on investments until the contractual settlement date. Gains or losses from the purchase or sale of forward foreign currency contracts are recorded as realized on the settlement date.

     Foreign Securities

     The Japan Series and the International Small Capitalization Series pursue their respective objectives by investing in foreign securities. There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange or other foreign governmental laws or restrictions.

     Short Sales

     The Market Neutral Fund and Select Sectors Market Neutral Fund are authorized to engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or U.S. Government securities sufficient to cover its short position on a daily basis. At September 30, 1998, the value of securities sold short in the Market Neutral Fund amounted to $278,226,022 against which collateral of $588,488,943 was held. The collateral includes the Bear Stearns Deposit Account, the Bear Stearns repurchase agreement and the securities held long, as shown in the Schedule of Portfolio Investments.

     Securities Lending

     Under the Security Lending Program, securities held by the U.S. Small Capitalization Series are loaned by State Street Bank, as agent, to certain brokers (the "Borrowers"). The Borrowers provided cash as collateral against loans in an amount at least equal to 100% of the market value of the loaned securities.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

     At September 30, 1998, the value of securities loaned amounted to $2,031,356 against which cash collateral of $2,500,452 was held. The cash collateral is invested in short-term investments and is included in the Schedule of Portfolio Investments. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the U.S. Small Capitalization Series and State Street Bank in its capacity as lending agent. Security lending fee income, net of related expenses, is recorded as earned. The U.S. Small Capitalization Series bears the risk of loss with respect to the investment of the cash collateral.

     Determination of Net Asset Value and Calculation of Expenses

     Expenses specific to an individual Fund are charged to that Fund, while the expenses that are attributable to more than one fund of the Trust are allocated among the respective funds. Net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of shares outstanding attributed to each class at the beginning of each day. Distribution expenses are solely borne by and charged to the Select Shares and Investor Shares; Shareholder Services fees are charged to the Adviser Shares, Select Shares and Investor Shares.

     Dividends and Distributions

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, redemptions-in-kind and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

     Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     As of March 31, 1998, the following reclassifications were made to increase/(decrease) such accounts with offsetting adjustments made to capital:

                                                                                      ACCUMULATED UNDISTRIBUTED
                                                            ACCUMULATED               NET REALIZED GAIN/(LOSS)
                                                         UNDISTRIBUTED NET                 ON INVESTMENTS
                                                             INVESTMENT                 AND FOREIGN CURRENCY
                                                           INCOME/(LOSS)                    TRANSACTIONS
                                                      ------------------------   -----------------------------------
       U.S. Small Capitalization Series.............          $(97,133)                      $(2,495,270)
       Japan Series.................................          $  4,776                       $     2,122
       International Small Capitalization Series....          $(28,011)                      $    21,602
       Market Neutral Fund..........................          $  6,282                       $    (4,197)

     3. -- MANAGEMENT, ADMINISTRATION, FUND ACCOUNTING. DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS. Rosenberg Institutional Equity Management (the "Manager") provides advisory and management services to the Funds under separate management contracts. The Manager is entitled to a fee, computed daily and paid quarterly, at the annual rate of 0.90% for the U.S. Small Capitalization Series, 1.00% for both the Japan Series and the

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

International Small Capitalization Series, 1.90% for the Market Neutral Fund, 0.10% for the Double Alpha Market Fund and 1.00% for the Select Sectors Market Neutral Fund of each Fund's average net assets. The Manager has voluntarily agreed to waive fees and reimburse the Funds to the extent necessary to limit the Funds' annual expenses, including the management fee but excluding the Shareholder Service fees and the Distribution fees, to 1.15% of the average net assets of the U.S. Small Capitalization Series, 1.50% of the average net assets of the Japan Series and International Small Capitalization Series, 0.35% of the average net assets of the Double Alpha Market Fund and 1.25% of the average net assets of the Select Sectors Market Neutral Fund. The Manager has agreed to maintain an operating expense ratio, including the management fee but excluding the Shareholder Service fees and the Distribution fees, for the Market Neutral Fund of 2.00% of the average net assets, exclusive of the dividend expense on short sales. For the six months ended September 30, 1998, the amount of such waivers totaled $0, $4,365, $105,291, $208,999 and $2,914 for the U.S. Small
Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, and Double Alpha Market Fund, respectively. For the six months ended September 30, 1998 the amount of such reimbursements totaled $0, $52,808, $1,886, $136, and $54,845 for the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund and Double Alpha Market Fund, respectively.

     BISYS Fund Services ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Funds. The Administrator has voluntarily waived a portion of its fees in the U.S. Small Capitalization Series, International Small Capitalization Series and Market Neutral Fund. In addition, the Administrator has agreed to waive all fees in the Japan Series and the Double Alpha Market Fund until the net assets reach $25 million. For the six months ended September 30, 1998, the amount of such waivers totaled $185,416, $653, $13,790, $85,343 and $4,372 for the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund and the Double Alpha Market Fund, respectively.

     BISYS serves the Trust as fund accountant. Under the terms of the fund accounting agreement, BISYS is entitled to receive an annual fee of $30,000 for the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, $50,000 for the Market Neutral Fund and Select Sectors Market Neutral Fund and $40,000 for the Double Alpha Market Fund and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services

     The Trust has adopted a Distribution Plan for its Select Shares and Investor Shares, pursuant to Rule 12b-1 under the 1940 Act. The Select Shares and Investor Shares of the Funds are sold on a continuous basis by the Trust's Distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), an indirect wholly owned subsidiary of The BISYS Group, Inc. Under the Distribution Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Select Shares and Investor Shares. The Select Shares and Investor Shares are subject to an annual Distribution Fee of up to 0.50% of the average daily net assets. For the six months ended September 30, 1998, the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund and the Double Alpha Market Fund incurred distribution expenses in the amount of $76,674, $119, $5,299, $121,770, and $350, respectively. Of these amounts, the Distributor retained $17,177, $30, $532, $11,699 and $141 and waived $38,337, $60, $2,650, $60,885 and $177 for the
U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund and the Double Alpha Market Fund, respectively.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

     Various service organizations act as the shareholder servicing agents of the Adviser, Select and Investor Shares of the Funds. Such shares are subject to an annual Shareholder Services Fee of up to 0.25% of the average daily net assets attributable to such shares in accordance with a Service Plan adopted by the Trust. For the six months ended September 30, 1998, the Shareholder Services Fee attributable to the Adviser, Select and Investor Shares were as follows:

                                                                     ADVISER   SELECT   INVESTOR
                                                                     SHARES    SHARES    SHARES
                                                                     -------   ------   --------
       U.S. Small Capitalization Series............................   0.17%     0.05%       --
       Japan Series................................................     --      0.13%       --
       International Small Capitalization Series...................     --      0.18%       --
       Market Neutral Fund.........................................     --        --      0.20%
       Double Alpha Market Fund....................................     --        --      0.06%

     4. -- FEDERAL INCOME TAXES. It is each Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

     As of March 31, 1998, the Japan Series had a capital loss carryover of $626,741 available to offset future realized capital gains, of which $258,946, $69,379, $15,997, $20,835 and $261,584 will expire on March 31 of the years
2000, 2001, 2002, 2004 and 2006, respectively. In order to meet certain excise tax distribution requirements, each Fund is required to measure and distribute annually, net capital gains and net foreign currency gains realized during a twelve-month period ending October 31. In connection with this, each Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses or net foreign currency losses incurred between November 1 and the end of its fiscal year.

     Capital and foreign currency losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital losses:

                                                                     CURRENCY     CAPITAL
                                                                      LOSSES       LOSSES
                                                                     --------    ----------
       Japan Series................................................  $ 1,611     $  165,386
       International Small Capitalization Series...................   32,921        305,225
       Market Neutral Fund.........................................       --      2,113,459

     During the fiscal year ended March 31, 1998, the U.S. Small Capitalization Series declared long term capital gain distributions in the amount of $8,441,421.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

     5. -- SECURITY PURCHASES AND SALES. For the six months ended September 30, 1998, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                      PURCHASES         SALES
                                                                     ------------    ------------
       U.S. Small Capitalization Series............................  $446,389,083    $375,394,610
       Japan Series................................................       956,499         748,243
       International Small Capitalization Series...................    30,269,434      21,145,814
       Market Neutral Fund.........................................   565,175,486     568,788,374
       Double Alpha Market Fund....................................    11,543,571       4,532,789

     6. -- TRUSTEE FEES. The unaffiliated Trustees each receive an annual fee of $37,950 plus a $4,125 meeting fee for each meeting attended. As of October 19, 1998, unaffiliated Trustees will each receive an annual fee of $45,540 plus a $4,950 meeting fee for each meeting attended.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

     Transactions in shares of beneficial interest were as follows:

                                         PERIOD ENDED SEPTEMBER 30, 1998
                       -------------------------------------------------------------------
                                                   INTERNATIONAL                  DOUBLE
                         U.S. SMALL                    SMALL          MARKET       ALPHA
                       CAPITALIZATION    JAPAN     CAPITALIZATION    NEUTRAL      MARKET
                           SERIES        SERIES        SERIES          FUND       FUND **
                       --------------   --------   --------------   ----------   ---------
Shares sold:
  Institutional......    14,192,743      179,905     1,545,208      12,935,180   1,004,240
  Adviser............     2,254,530           --            --              --          --
  Select/Investor....       397,059        3,233       146,051       3,591,443      41,424
                        -----------     --------     ---------      ----------   ---------
                         16,844,332      183,138     1,691,259      16,526,623   1,045,664
                        -----------     --------     ---------      ----------   ---------
Issued upon
  reinvestment of
  distributions:
  Institutional......            --           --            --              --          --
  Adviser............            --           --            --              --          --
  Select/Investor....            --           --            --              --          --
                        -----------     --------     ---------      ----------   ---------
                                 --           --            --              --          --
                        -----------     --------     ---------      ----------   ---------
Shares redeemed:
  Institutional......    (8,152,408)    (121,353)     (744,017)     (5,135,927)   (210,574)
  Adviser............    (1,053,320)          --            --              --          --
  Select/Investor....      (966,958)      (3,093)      (29,737)     (1,549,947)    (19,943)
                        -----------     --------     ---------      ----------   ---------
                        (10,172,686)    (124,446)     (773,754)     (6,685,874)   (230,517)
                        -----------     --------     ---------      ----------   ---------
Net
  increase/(decrease)
  Institutional......     6,040,335       58,552       801,191       7,799,253     793,666
  Adviser............     1,201,210           --            --              --          --
  Select/Investor....      (569,899)         140       116,314       2,041,496      21,481
                        -----------     --------     ---------      ----------   ---------
                          6,671,646       58,692       917,505       9,840,749     815,147
                        ===========     ========     =========      ==========   =========

                                 YEAR/PERIOD ENDED MARCH 31, 1998
                       -----------------------------------------------------
                                                 INTERNATIONAL
                         U.S. SMALL                  SMALL          MARKET
                       CAPITALIZATION   JAPAN    CAPITALIZATION    NEUTRAL
                           SERIES       SERIES       SERIES         FUND *
                       --------------   ------   --------------   ----------
Shares sold:
  Institutional......    47,015,598     20,749     3,397,025      17,468,715
  Adviser............     3,077,253         --            --              --
  Select/Investor....     3,268,357     10,839       149,355       3,701,007
                         ----------     ------     ---------      ----------
                         53,361,208     31,588     3,546,380      21,169,722
                         ----------     ------     ---------      ----------
Issued upon
  reinvestment of
  distributions:
  Institutional......     1,792,715         --        82,129              --
  Adviser............        96,019         --            --              --
  Select/Investor....        96,342         --         1,325              --
                         ----------     ------     ---------      ----------
                          1,985,076         --        83,454              --
                         ----------     ------     ---------      ----------
Shares redeemed:
  Institutional......    (5,225,333)        --      (865,143)       (608,577)
  Adviser............    (1,413,595)        --            --              --
  Select/Investor....      (231,371)    (2,284)      (32,677)       (163,584)
                         ----------     ------     ---------      ----------
                         (6,870,299)    (2,284)     (897,820)       (772,161)
                         ----------     ------     ---------      ----------
Net
  increase/(decrease)
  Institutional......    43,582,980     20,749     2,614,011      16,860,138
  Adviser............     1,759,677         --            --              --
  Select/Investor....     3,133,328      8,555       118,003       3,537,423
                         ----------     ------     ---------      ----------
                         48,475,985     29,304     2,732,014      20,397,561
                         ==========     ======     =========      ==========

---------------
* The fund commenced operations on December 16, 1997 (Institutional shares) and December 18, 1997 (Investor shares).
** The fund commenced operations on April 22, 1998.

     7. -- LINE OF CREDIT. Lines of credit in the amount of $250,000 for the Japan Series and $10,000,000 for the International Small Capitalization Series have been established by the custodian for the purposes of foreign exchange contracts. The maximum daily settlement amount under the line of credit is $125,000 for the Japan Series and $5,000,000 for the International Small Capitalization Series.

     8. -- CONCENTRATION OF CREDIT. At September 30, 1998, the U.S. Small Capitalization Series had the following industry concentrations in excess of 10% of its net assets: Services -- 14.9%. The Japan Series had the following industry concentrations in excess of 10% of its net assets: Banking -- 12.2% and Durables -- 12.2%. The International Small Capitalization Series had the following country concentrations in excess of 10% of its net assets: United Kingdom -- 21.7% and Japan -- 15.2%. The Market Neutral Fund had the following industry concentrations in excess of 10% of its net assets: Services -- 11.4%.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

     9. -- OTHER TAX INFORMATION (UNAUDITED). For corporate shareholders of the U.S. Small Capitalization Series 19.55% of the total ordinary income distributions paid during the fiscal year ended March 31, 1998, qualify for the corporate dividends received deduction.

     The International Small Capitalization Series elects to pass on the benefits of the foreign tax credit to its shareholders for the year ended March 31, 1998. The following information is presented with respect to the election:

                                                                 AMOUNT
                                                                --------
Gross Income from Foreign Countries.........................    $633,312
Gross Income from Foreign Countries Per Share...............       0.158
Income Taxes Paid to Foreign Countries......................      63,978
Income Taxes Paid to Foreign Countries Per Share............       0.016

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        FOR THE SIX
                                        MONTHS ENDED                FOR THE YEAR ENDED MARCH 31,
                                     SEPTEMBER 30, 1998   ------------------------------------------------
                                        (UNAUDITED)         1998      1997      1996      1995      1994
                                     ------------------   --------   -------   -------   -------   -------
INSTITUTIONAL SHARES
Net asset value, beginning of
  period...........................       $   9.76        $   7.13   $  7.60   $  6.97   $  7.36   $ 12.33
                                          --------        --------   -------   -------   -------   -------
Income from investment operations:
  Net investment income/(loss).....           0.01**          0.02**    0.04      0.03      0.01      0.08
  Net realized and unrealized
     gain/(loss) on investments....          (2.07)           3.14      1.39      2.34      0.78      1.28
                                          --------        --------   -------   -------   -------   -------
  Total from investment
     operations....................          (2.06)           3.16      1.43      2.37      0.79      1.36
                                          --------        --------   -------   -------   -------   -------
Distributions to shareholders from:
  Net investment income............             --           (0.01)    (0.05)    (0.01)    (0.08)    (0.14)
  Net realized gain on
     investments...................             --           (0.52)    (1.85)    (1.73)    (1.10)    (6.19)
                                          --------        --------   -------   -------   -------   -------
  Total distributions to
     shareholders..................             --           (0.53)    (1.90)    (1.74)    (1.18)    (6.33)
                                          --------        --------   -------   -------   -------   -------
  Net asset value, end of period...       $   7.70        $   9.76   $  7.13   $  7.60   $  6.97   $  7.36
                                          ========        ========   =======   =======   =======   =======
Total return.......................         (21.11%)         44.95%    19.53%    35.69%    12.21%    12.83%
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period
       (000).......................       $470,524        $537,891   $82,116   $60,046   $56,910   $52,500
     Net investment income/(loss)
       before
       waivers/reimbursements......           0.11%*          0.04%    (0.12%)    0.22%     0.33%     0.36%
     Net investment income/(loss)
       net of
       waivers/reimbursements......           0.13%*          0.19%     0.35%     0.47%     0.60%     0.60%
     Expenses before
       waivers/reimbursements......           1.17%*          1.30%     1.54%     1.15%     1.17%     1.14%
     Expenses net of
       waivers/reimbursements......           1.15%*          1.15%     1.07%     0.90%     0.90%     0.90%
     Portfolio turnover rate.......          65.06%          77.70%   126.83%    71.87%    57.27%    59.61%

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          FOR THE SIX
                                                          MONTHS ENDED       FOR THE YEAR     FOR THE PERIOD
                                                       SEPTEMBER 30, 1998       ENDED              ENDED
                                                          (UNAUDITED)       MARCH 31, 1998   MARCH 31, 1997(a)
                                                       ------------------   --------------   -----------------
ADVISER SHARES
Net asset value, beginning of period.................       $  9.75            $  7.14            $  7.38
                                                            -------            -------            -------
Income from investment operations:
  Net investment income/(loss).......................            --**            (0.01)**            0.02
  Net realized and unrealized gain/(loss) on
     investments.....................................         (2.07)              3.14              (0.26)
                                                            -------            -------            -------
  Total from investment operations...................         (2.07)              3.13              (0.24)
                                                            -------            -------            -------
Distributions to shareholders from:
  Net investment income..............................            --                 --                 --
  Net realized gain on investments...................            --              (0.52)                --
                                                            -------            -------            -------
  Total distributions to shareholders................            --              (0.52)                --
                                                            -------            -------            -------
Net asset value, end of period.......................       $  7.68            $  9.75            $  7.14
                                                            =======            =======            =======
Total return.........................................        (21.23%)            44.50%             (3.25%)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (000).................       $22,952            $17,448            $   208
     Net investment income/(loss) before
       waivers/reimbursements........................         (0.05%)*           (0.22%)             0.07%*
     Net investment income/(loss) net of
       waivers/reimbursements........................         (0.03%)*           (0.06%)             0.46%*
     Expenses before waivers/reimbursements..........          1.34%*             1.56%              1.54%*
     Expenses net of waivers/reimbursements..........          1.32%*             1.40%              1.15%*
     Portfolio turnover rate.........................         65.06%             77.70%            126.83%

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on January 21, 1997 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          FOR THE SIX
                                                          MONTHS ENDED       FOR THE YEAR     FOR THE PERIOD
                                                       SEPTEMBER 30, 1998       ENDED              ENDED
                                                          (UNAUDITED)       MARCH 31, 1998   MARCH 31, 1997(a)
                                                       ------------------   --------------   -----------------
SELECT SHARES
Net asset value, beginning of period.................       $  9.73            $  7.13            $  8.49
                                                            -------            -------            -------
Income from investment operations:
  Net investment income/(loss).......................         (0.01)**           (0.02)**            0.07
  Net realized and unrealized gain/(loss) on
     investments.....................................         (2.06)              3.14               0.47
                                                            -------            -------            -------
  Total from investment operations...................         (2.07)              3.12               0.54
                                                            -------            -------            -------
Distributions to shareholders from:
  Net investment income..............................            --                 --              (0.05)
  Net realized gain on investments...................            --              (0.52)             (1.85)
                                                            -------            -------            -------
  Total distributions to shareholders................            --              (0.52)             (1.90)
                                                            -------            -------            -------
Net asset value, end of period.......................       $  7.66            $  9.73            $  7.13
                                                            =======            =======            =======
Total return.........................................        (21.27%)            44.42%              6.84%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (000).................       $22,183            $33,724            $ 2,375
     Net investment income/(loss) before
       waivers/reimbursements........................         (0.45%)*           (0.70%)             0.07%*
     Net investment income/(loss) net of
       waivers/reimbursements........................         (0.19%)*           (0.24%)             0.46%*
     Expenses before waivers/reimbursements..........          1.71%*             2.05%              1.54%*
     Expenses net of waivers/reimbursements..........          1.45%*             1.59%              1.15%*
     Portfolio turnover rate.........................         65.06%             77.70%            126.83%

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on October 22, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      FOR THE SIX
                                      MONTHS ENDED                 FOR THE YEAR ENDED MARCH 31,
                                   SEPTEMBER 30, 1998    ------------------------------------------------
                                      (UNAUDITED)         1998       1997       1996      1995      1994
                                   ------------------    -------    -------    ------    ------    ------
INSTITUTIONAL SHARES
Net asset value, beginning of
  period.........................      $     4.72        $  6.20    $  8.77    $ 8.96    $ 8.25    $ 6.94
                                       ----------        -------    -------    ------    ------    ------
Income from investment
  operations:
  Net investment income/(loss)...           (0.02)**       (0.04)**   (0.05)**   0.04      0.10     (0.01)
  Net realized and unrealized
     gain/(loss) on investments
     and foreign currency
     transactions................           (0.91)         (1.44)     (2.45)    (0.15)     0.63      1.41
                                       ----------        -------    -------    ------    ------    ------
  Total from investment
     operations..................           (0.93)         (1.48)     (2.50)    (0.11)     0.73      1.40
                                       ----------        -------    -------    ------    ------    ------
Distributions to shareholders
  from:
  Net investment income..........              --             --      (0.04)       --        --        --
  In excess of net investment
     income......................              --             --      (0.03)    (0.08)    (0.02)    (0.09)
                                       ----------        -------    -------    ------    ------    ------
  Total distributions to
     shareholders................              --             --      (0.07)    (0.08)    (0.02)    (0.09)
                                       ----------        -------    -------    ------    ------    ------
Net asset value, end of period...      $     3.79        $  4.72    $  6.20    $ 8.77    $ 8.96    $ 8.25
                                       ==========        =======    =======    ======    ======    ======
Total return.....................          (19.70%)       (23.87%)   (28.68%)   (1.20%)    8.86%    20.35%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
     Net assets, end of period
       (000).....................      $      916        $   866    $ 1,009    $1,378    $1,385    $1,258
     Net investment income/(loss)
       before
       waivers/reimbursements....          (13.96%)*      (13.49%)   (12.54%)   (6.38%)   (6.22%)   (6.89%)
     Net investment income/(loss)
       net of
       waivers/reimbursements....           (0.71%)*       (0.74%)    (0.63%)   (0.22%)   (0.20%)   (0.26%)
     Expenses before
       waivers/reimbursements....           14.75%*        14.25%     13.33%     7.16%     7.02%     7.63%
     Expenses net of
       waivers/reimbursements....            1.50%*         1.50%      1.42%     1.00%     1.00%     1.00%
     Portfolio turnover rate.....           85.58%        102.13%     51.70%    60.60%    57.10%    74.60%

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          FOR THE SIX
                                                          MONTHS ENDED       FOR THE YEAR     FOR THE PERIOD
                                                         SEPTEMBER 30,          ENDED              ENDED
                                                              1998            MARCH 31,          MARCH 31,
                                                          (UNAUDITED)            1998             1997(a)
                                                       ------------------   --------------   -----------------
SELECT SHARES
Net asset value, beginning of period.................       $  4.71            $  6.20            $  8.08
                                                            -------            -------            -------
Income from investment operations:
  Net investment income/(loss).......................         (0.02)**           (0.04)**           (0.01)**
  Net realized and unrealized gain/(loss) on
     investments and foreign currency transactions...         (0.91)             (1.45)             (1.80)
                                                            -------            -------            -------
  Total from investment operations...................         (0.93)             (1.49)             (1.81)
                                                            -------            -------            -------
Distributions to shareholders from:
  Net investment income..............................            --                 --              (0.04)
  In excess of net investment income.................            --                 --              (0.03)
                                                            -------            -------            -------
  Total distributions to shareholders................            --                 --              (0.07)
                                                            -------            -------            -------
Net asset value, end of period.......................       $  3.78            $  4.71            $  6.20
                                                            =======            =======            =======
Total return.........................................        (19.75%)           (24.03%)           (22.59%)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)....................       $    41            $    50            $    13
  Net investment income/(loss) before
     waivers/reimbursements..........................        (14.89%)*           (9.10%)           (11.83%)*
  Net investment income/(loss) net of
     waivers/reimbursements..........................         (1.23%)*           (0.82%)             0.00%*
  Expenses before waivers/reimbursements.............         15.54%*            10.12%             13.33%*
  Expenses net of waivers/reimbursements.............          1.88%*             1.85%              1.50%*
  Portfolio turnover rate............................         85.58%            102.13%             51.70%

---------------

*  Annualized.

** Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on October 22, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          FOR THE SIX
                                                          MONTHS ENDED       FOR THE YEAR     FOR THE PERIOD
                                                       SEPTEMBER 30, 1998       ENDED              ENDED
                                                          (UNAUDITED)       MARCH 31, 1998   MARCH 31, 1997(a)
                                                       ------------------   --------------   -----------------
INSTITUTIONAL SHARES
Net asset value, beginning of period.................       $ 10.10            $ 10.13            $ 10.00
                                                            -------            -------            -------
Income from investment operations:
  Net investment income/(loss).......................          0.08**             0.08**             0.02**
  Net realized and unrealized gain/(loss) on
     investment and foreign currency transactions....         (2.06)              0.14               0.11
                                                            -------            -------            -------
  Total from investment operations...................         (1.98)              0.22               0.13
                                                            -------            -------            -------
Distributions to shareholders from:
  Net investment income..............................            --              (0.05)                --
  Net realized gain on investments and foreign
     currency transactions...........................            --              (0.06)                --
  In excess of net realized gain on investments and
     foreign currency transactions...................            --              (0.14)                --
                                                            -------            -------            -------
  Total distributions to shareholders................            --              (0.25)                --
                                                            -------            -------            -------
Net asset value, end of period.......................       $  8.12            $ 10.10            $ 10.13
                                                            =======            =======            =======
Total return.........................................        (19.60%)             2.51%              1.30%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (000).................       $38,044            $39,218            $12,859
     Net investment income/(loss) before
       waivers/reimbursements........................          1.09%*            (0.32%)            (5.85%)*
     Net investment income/(loss) net of
       waivers/reimbursements........................          1.60%*             0.82%              0.11%*
     Expenses before waivers/reimbursements..........          2.01%*             2.64%              7.46%*
     Expenses net of waivers/reimbursements..........          1.50%*             1.50%              1.50%*
     Portfolio turnover rate.........................         49.47%             77.72%              6.71%

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on September 23, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          FOR THE SIX
                                                          MONTHS ENDED       FOR THE YEAR     FOR THE PERIOD
                                                       SEPTEMBER 30, 1998       ENDED              ENDED
                                                          (UNAUDITED)       MARCH 31, 1998   MARCH 31, 1997(a)
                                                       ------------------   --------------   -----------------
SELECT SHARES
Net asset value, beginning of period.................       $ 10.09            $ 10.13            $ 10.04
                                                            -------            -------            -------
Income from investment operations:
  Net investment income/(loss).......................          0.05**             0.06**             0.02**
  Net realized and unrealized gain/(loss) on
     investments and foreign currency transactions...         (2.04)              0.14               0.07
                                                            -------            -------            -------
  Total from investment operations...................         (1.99)              0.20               0.09
                                                            -------            -------            -------
Distributions to shareholders from:
  Net investment income..............................            --              (0.04)                --
  Net realized gain on investments and foreign
     currency transactions...........................            --              (0.06)                --
  In excess of net realized gain on investments and
     foreign currency transactions...................            --              (0.14)                --
                                                            -------            -------            -------
  Total distributions to shareholders................            --              (0.24)                --
                                                            -------            -------            -------
Net asset value, end of period.......................       $  8.10            $ 10.09            $ 10.13
                                                            =======            =======            =======
Total return.........................................        (19.72%)             2.22%              0.90%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (000).................       $ 2,045            $ 1,375            $   185
     Net investment income/(loss) before
       waivers/reimbursements........................          0.33%*            (0.83%)            (5.52%)*
     Net investment income/(loss) net of
       waivers/reimbursements........................          1.09%*             0.61%              0.44%*
     Expenses before waivers/reimbursements..........          2.69%*             3.35%              7.46%*
     Expenses net of waivers/reimbursements..........          1.93%*             1.91%              1.50%*
     Portfolio turnover rate.........................         49.47%             77.72%              6.71%

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on October 29, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE SIX
                                                                  MONTHS
                                                                  ENDED              FOR THE PERIOD
                                                              SEPTEMBER 30,              ENDED
                                                                   1998                MARCH 31,
                                                               (UNAUDITED)              1998(a)
                                                              --------------       ------------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................     $   9.97               $  10.00
                                                                 --------               --------
Income from investment operations:
  Net investment income/(loss)..............................         0.16**                 0.10**
  Net realized and unrealized gain/(loss) on investments....         0.08                  (0.13)
                                                                 --------               --------
  Total from investment operations..........................         0.24                  (0.03)
                                                                 --------               --------
Distributions to shareholders from:
  Net investment income.....................................           --                     --
  Net realized gain on investments..........................           --                     --
                                                                 --------               --------
  Total distributions to shareholders.......................           --                     --
                                                                 --------               --------
Net asset value, end of period..............................     $  10.21               $   9.97
                                                                 ========               ========
Total return................................................         2.41%                 (0.30%)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...........................     $251,875               $168,080
  Net investment income/(loss) before
     waivers/reimbursements.................................         3.03%*                 2.72%*
  Net investment income/(loss) net of
     waivers/reimbursements.................................         3.21%*                 3.31%*
  Expenses before waivers/reimbursements and dividend
     expense................................................         3.05%*                 3.33%*
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................         2.87%*                 2.75%*
  Expenses net of waivers/reimbursements and dividend
     expense................................................         2.00%*                 2.00%*
  Portfolio Turnover Rate...................................       233.19%                232.93%

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on December 16, 1997 to March 31, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 FOR THE SIX           FOR THE
                                                                 MONTHS ENDED           PERIOD
                                                                SEPTEMBER 30,           ENDED
                                                                     1998             MARCH 31,
                                                                 (UNAUDITED)           1998(a)
                                                              ------------------    --------------
INVESTOR SHARES
Net asset value, beginning of period........................       $  9.96             $ 10.00
                                                                   -------             -------
Income from investment operations:
  Net investment income/(loss)..............................          0.14**              0.08**
  Net realized and unrealized gain/(loss) on investments....          0.08               (0.12)
                                                                   -------             -------
  Total from investment operations..........................          0.22               (0.04)
                                                                   -------             -------
Distributions to shareholders from:
  Net investment income.....................................            --                  --
  Net realized gain on investments..........................            --                  --
                                                                   -------             -------
  Total distributions to shareholders.......................            --                  --
                                                                   -------             -------
Net asset value, end of period..............................       $ 10.18             $  9.96
                                                                   =======             =======
Total return................................................          2.21%              (0.40%)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...........................       $56,799             $35,223
  Net investment income/(loss) before
     waivers/reimbursements.................................          2.34%*              2.28%*
  Net investment income/(loss) net of
     waivers/reimbursements.................................          2.77%*              2.82%*
  Expenses before waivers/reimbursements and dividend
     expense................................................          3.75%*              3.87%*
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................          3.32%*              3.34%*
  Expenses net of waivers/reimbursements and dividend
     expense................................................          2.45%*              2.50%*
  Portfolio turnover rate...................................        233.19%             232.93%

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on December 18, 1997 to March 31, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
DOUBLE ALPHA MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                FOR THE PERIOD
                                                                    ENDED
                                                              SEPTEMBER 30, 1998
                                                               (UNAUDITED) (a)
                                                              ------------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................       $ 10.00
                                                                   -------
Income from investment operations:
  Net investment income/(loss)..............................         (0.07)**
  Net realized and unrealized gain/(loss) on investments....         (1.03)
                                                                   -------
  Total from investment operations..........................         (1.10)
                                                                   -------
Distributions to shareholders from:
  Net investment income.....................................            --
  Net realized gain on investments..........................            --
                                                                   -------
  Total distributions to shareholders.......................            --
                                                                   -------
Net asset value, end of period..............................       $  8.90
                                                                   =======
Total return................................................        (11.00%)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (000)........................       $ 7,063
     Net investment income/(loss) before
      waivers/reimbursements................................         (2.28%)*
     Net investment income/(loss) net of
      waivers/reimbursements................................         (0.17%)*
     Expenses before waivers/reimbursements.................          2.46%*
     Expenses net of waivers/reimbursements.................          0.35%*
     Portfolio Turnover Rate................................         79.32%

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on April 22, 1998 to September 30, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
DOUBLE ALPHA MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  PERIOD ENDED
                                                               SEPTEMBER 30, 1998
                                                                 (UNAUDITED) (a)
                                                              ---------------------
INVESTOR SHARES
Net asset value, beginning of period........................         $ 10.00
                                                                     -------
Income from investment operations:
  Net investment income/(loss)..............................           (0.09)**
  Net realized and unrealized gain/(loss) on investments....           (1.02)
                                                                     -------
  Total from investment operations..........................           (1.11)
                                                                     -------
Distributions to shareholders from:
  Net investment income.....................................              --
  Net realized gain on investments..........................              --
                                                                     -------
  Total distributions to shareholders.......................              --
                                                                     -------
Net asset value, end of period..............................         $  8.89
                                                                     =======
Total return................................................          (11.10%)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (000)........................         $   191
     Net investment income/(loss) before
      waivers/reimbursements................................           (2.58%)*
     Net investment income/(loss) net of
      waivers/reimbursements................................           (0.45%)*
     Expenses before waivers/reimbursements.................            2.79%*
     Expenses net of waivers/reimbursements.................            0.66%*
     Portfolio turnover rate................................           79.32%

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on April 22, 1998 to September 30, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST

Manager
Rosenberg Institutional Equity Management
Four Orinda Way, Building E
Orinda, CA 94563

Administrator
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Transfer and Shareholder Servicing Agent
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Distributor
Barr Rosenberg Funds Distributor, Inc.
c/o BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Custodian
State Street Bank and Trust Company
Mutual Funds Division
Boston, MA 02110

Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Independent Accountants
PricewaterhouseCoopers LLP
555 California Street
San Francisco, CA 94104

Counsel
Ropes & Gray
One International Place
Boston, MA 02110

This report is for the information of the shareholders of Barr Rosenberg Series Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.
(BRG-0043) (9/98)

                ------------------------------------------------

                          BARR ROSENBERG SERIES TRUST

                ------------------------------------------------

                                  JAPAN SERIES
                              INTERNATIONAL SMALL
                             CAPITALIZATION SERIES
                              MARKET NEUTRAL FUND
                            DOUBLE ALPHA MARKET FUND
                        U.S. SMALL CAPITALIZATION SERIES

                               SEMI-ANNUAL REPORT

                ------------------------------------------------

                               SEPTEMBER 30, 1998

                ------------------------------------------------